File No. 33-81784

811-8642

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post-Effective Amendment Number 33

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 30

Ohio National Variable Account D

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Retirement Advantage

Ohio National Variable Account D

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 877.777.1112

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract. This contract is not currently available for sale.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The group variable annuity contracts are designed for:

• annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

• other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

• state and municipal deferred compensation plans and

• non-tax-qualified plans.

The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18) variable investment options of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Funds, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Morgan Stanley Variable Insurance Fund, Inc., Morningstar ETF Allocation Series, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Ohio National Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform Ohio National Life that you wish to continue receiving paper copies of your shareholder reports by contacting us at 877.777.1112. Your election to receive reports in paper will apply to all Funds available under your contract.

You may withdraw all or part of the contract’s value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge you a surrender charge of up to 7% of the amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contracts that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2019. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.

May 1, 2019

Form V-4827	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

ON Equity Portfolio	(BlackRock Investment Management, LLC)

ON Bond Portfolio	Ohio National Investments, Inc.

ON BlackRock Balanced Allocation Portfolio	(BlackRock Investment Management, LLC)

ON S&P 500® Index Portfolio	(Geode Capital Management, LLC)
ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)
ON Capital Appreciation Portfolio	(Jennison Associates LLC)
ON Janus Henderson Forty Portfolio (domestic/foreign equity securities)	(Janus Capital Management LLC)
ON Janus Henderson Enterprise Portfolio (mid cap equity securities)	(Janus Capital Management LLC)

ON ClearBridge Small Cap Portfolio	(ClearBridge Investments, LLC)

ON Federated High Income Bond Portfolio	(Federated Investment Management Company)
ON Federated Strategic Value Dividend Portfolio	(Federated Equity Management Company of Pennsylvania)
ON Janus Henderson Venture Portfolio (small cap stocks)	(Janus Capital Management LLC)
ON Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)

ON BlackRock Advantage Large Cap Core Portfolio	(BlackRock Investment Management, LLC)
ON BlackRock Advantage Small Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON ICON Balanced Portfolio	(ICON Advisers, Inc.)
ON S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)

ON BlackRock Advantage Large Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)

Invesco V.I. International Growth Fund	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1)	AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)
Federated Managed Volatility Fund II (Primary Shares)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio(a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC
Fidelity® VIP Target Volatility Portfolio (Service Class 2)	Fidelity Management & Research Company

Form V-4827	2

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 2)	Templeton Investment Counsel, LLC

Franklin Allocation VIP Fund (Class 4) (1)	Franklin Advisers, Inc.

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.
Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company
Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio (long-term growth of capital)	Janus Capital Management LLC
Janus Henderson Overseas Portfolio	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Janus Capital Management LLC
Janus Henderson Balanced Portfolio	Janus Capital Management LLC
Janus Henderson U.S. Low Volatility Portfolio	(INTECH Investment Management LLC)

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement US Equity Select Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company, LLC)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund) (Class 1)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio (Class 1)	Morgan Stanley Investment Management Inc.

Form V-4827	3

Morgan Stanley VIF Growth Portfolio (Class 2)	Morgan Stanley Investment Management Inc.
Morningstar ETF Allocation Series (Class II)
Morningstar Conservative ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Income and Growth ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Balanced ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Growth ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers, LLC

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC

PIMCO Global Bond Opportunities Portfolio (Unhedged)	Pacific Investment Management Company LLC

PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

Form V-4827	4

Form V-4827	5

Glossary

Accumulation Units— Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant— A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit— After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund— A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice— A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount— A subdivision of VAD. The assets of each subaccount are invested in a corresponding available Fund.

Surrender— To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period— A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAD (Variable Account D)— A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw— To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form V-4827	6

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn; the percentage varies with	1st	7%
the number of years from the establishment of each participant’s account. No charge for	2nd	6%
withdrawals for plan payments.)	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%

Transfer Fee (this fee is currently being waived)          $5

Premium Tax (charged upon annuitization)      0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%
Total Separate Account Annual Expenses	1.35%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	2.07%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.

The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,053	$1,619	$2,272	$4,592

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

Form V-4827	7

$342	$1,095	$1,947	$4,592

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available Funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.
January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added.
November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added.
May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) were no longer available in new contracts.
November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.
May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.
August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.
May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund and Royce Capital Fund were added. The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003

Fidelity VIP Equity-Income portfolio was added. Janus Adviser International Portfolio, PBHG Insurance Fund, The Prudential Series Fund, UBS Series Trust and Van Kampen Core Plus Fixed Income Portfolio were added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.
May 1, 2005

Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund.

May 1, 2007

Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization.

Form V-4827	8

The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.
May 1, 2008

Ohio National Fund Target VIP, Target Equity/Income and Bristol Growth portfolios added. Financial Investors Variable Insurance Trust’s Ibbotson® Conservative, Income and Growth, Balanced, Growth and Aggressive Growth ETF Asset Allocation Portfolios were added. Neuberger Berman Advisers Management Trust Regency Portfolio was added. Legg Mason Partners Variable Capital and Income Portfolio was added. Van Kampen Universal Institutional Funds International Growth Equity and Equity Growth Portfolios were added. Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
September 10, 2008

Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for new contracts.

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

November 1, 2012	Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio was added.

Form V-4827	9

May 1, 2012

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

April 15, 2014	Calvert Variable Series Calvert VP SRI Equity Portfolio was no longer available for new contracts.
May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi-Asset Portfolio. Legg Mason Management Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio.

February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
April 30, 2016

Ibbotson ETF Allocation Series Ibbotson Conservative ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio were renamed Morningstar ETF Allocation Series Morningstar Conservative ETF Asset Allocation, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio and Morningstar Aggressive Growth ETF Asset Allocation Portfolio.

December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

Form V-4827	10

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

June 5, 2017

Janus Aspen Series Research Portfolio changed its name to Janus Henderson Research Portfolio. Janus Aspen Series Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio. Janus Aspen Series Global Research Portfolio changed its name to Janus Henderson Global Research Portfolio. Janus Aspen Series Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio. Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio changed its name to Janus Henderson U.S. Low Volatility Portfolio.

May 1, 2018

Ohio National Fund ClearBridge Small Cap Portfolio changed its name to ON ClearBridge Small Cap Portfolio. Ohio National Fund Equity Portfolio changed its name to ON Equity Portfolio. Ohio National Fund Strategic Value Portfolio changed its name to ON Federated Strategic Value Dividend Portfolio. Ohio National Fund High Income Bond Portfolio changed its name to ON Federated High Income Bond Portfolio. Ohio National Fund S&P MidCap 400® Index Portfolio changed its name to ON S&P MidCap 400® Index Portfolio. Ohio National Fund Nasdaq-100® Index Portfolio changed its name to ON Nasdaq-100® Index Portfolio. Ohio National Fund S&P 500® Index Portfolio changed its name to ON S&P 500® Index Portfolio. Ohio National Fund Balanced Portfolio changed its name to ON ICON Balanced Portfolio. Ohio National Fund Aggressive Growth Portfolio changed its name to ON Janus Henderson Forty Portfolio. Ohio National Fund Small Cap Growth Portfolio changed its name to ON Janus Henderson Venture Portfolio. Ohio National Fund Capital Appreciation Portfolio changed its name to ON Capital Appreciation Portfolio. Ohio National Fund Risk Managed Balanced Portfolio changed its name to ON Risk Managed Balanced Portfolio. Ohio National Fund Bristol Portfolio changed its name to ON Bristol Portfolio. Ohio National Fund Bristol Growth Portfolio changed its name to ON Bristol Growth Portfolio. Ohio National Fund Omni Portfolio changed its name to ON Omni Portfolio. Ohio National Fund Bryton Growth Portfolio changed its name to ON Bryton Growth Portfolio. Ohio National Fund Bond Portfolio changed its name to ON Bond Portfolio. Ohio National Fund Mid Cap Opportunity Portfolio changed its name to ON Janus Henderson Enterprise Portfolio. Federated Insurance Series Federated Managed Tail Risk Fund II discontinued for new contracts.

August 17, 2018

Federated Insurance Series Federated Managed Tail Risk Fund II merged into Federated Insurance Series Federated Managed Volatility Fund II. Therefore, Federated Managed Tail Risk Fund II is no longer an available investment option.

December 3, 2018	PIMCO Variable Insurance Trust PIMCO Global Bond Portfolio (Unhedged) changed its name to PIMCO Global Bond Opportunities Portfolio (Unhedged).
December 3, 2018	Lazard Retirement Series, Inc. Lazard Retirement US Strategic Equity Portfolio changed its name to Lazard Retirement US Equity Select Portfolio.
May 1, 2019

Ohio National Fund ON Omni Portfolio changed its name to ON BlackRock Balanced Allocation Portfolio. Ohio National Fund ON Bristol Portfolio changed its name to ON BlackRock Advantage Large Cap Core Portfolio. Ohio National Fund ON Bristol Growth Portfolio changed its name to ON BlackRock Advantage Large Cap Growth Portfolio. Ohio National Fund ON Bryton Growth Portfolio changed its name to ON BlackRock Advantage Small Cap Growth Portfolio. Franklin Templeton Variable Insurance Products Trust Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.

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Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $39.3 billion and equity of approximately $2.4 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account VAD

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to

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qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 800.366.6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAD. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAD under the 1940 Act in the event such registration is no longer required; manage the VAD under the direction of committee; or combine the VAD with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAD to another separate account.

Mixed and Shared Funding

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund

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shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAD. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 4.50% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the contract value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

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Contract Years	Percentage
1st	7%
2nd	6%
3rd	5%
4th	4%
5th	3%
6th	2%
7th	1%
8th and later	0%

The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.35% on an annual basis of the contract value. This deduction reimburses us for expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Limitations on Deductions

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.

Transfer Fee

We may charge a transfer fee of $5 for each transfer of a participant’s account values from one or more subaccounts to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We are not currently charging this fee. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.

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Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

Description of the Contracts

Accumulation

Contribution Provisions

The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

The Contract Value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Contributions

You may allocate your Contract Values among up to 18 investment options, including the variable Funds and the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAD for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

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(1) the net asset value the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value. You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•  for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

• for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

• such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges. We do not endorse, approve or recommend these services.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are

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unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

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Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00  p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 877.777.1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Payment of Plan Benefits

At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

• the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

• interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any withdrawal charges, state premium taxes and transfer fees.

Form V-4827	19

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell.

We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.

We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

 x is the annual effective interest rate we declare for the cell fo new contract contributions as of the date of withdrawal, and

 y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Annuity Benefits

Purchasing an Annuity

At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long the annuitant (and any joint annuitant) may live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Form V-4827	20

Option (c):

Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before the participant’s first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

Annuity Units and Variable Payments

After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless the annuitant transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest rate assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of

Form V-4827	21

different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Each six months we will send you a statement showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 877.777.1112 (8:30 a.m. to 4:30 p.m. Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Form V-4827	22

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

Form V-4827	23

• made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of

Form V-4827	24

individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Form V-4827	25

Appendix A

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2009	$9.85	$13.52	64,819
	2010	$13.52	$14.40	61,905
	2011	$14.40	$13.72	52,008
	2012	$13.72	$15.67	42,666
	2013	$15.67	$21.28	37,898
	2014	$21.28	$23.95	35,997
	2015	$23.95	$22.76	34,719
	2016	$22.76	$25.32	28,904
	2017	$25.32	$28.64	17,728
	2018	$28.64	$24.35	18,053

ON Bond Portfolio	2009	$15.86	$18.93	24,323
	2010	$18.93	$20.14	21,584
	2011	$20.14	$21.13	19,017
	2012	$21.13	$22.36	22,229
	2013	$22.36	$21.64	23,098
	2014	$21.64	$22.61	23,830
	2015	$22.61	$21.85	23,419
	2016	$21.85	$23.26	23,370
	2017	$23.26	$24.37	14,983
	2018	$24.37	$23.30	15,264

ON BlackRock Balanced Allocation Portfolio	2009	$11.02	$14.48	26,244
	2010	$14.48	$16.17	23,743
	2011	$16.17	$15.30	24,268
	2012	$15.30	$16.91	21,717
	2013	$16.91	$21.78	17,586
	2014	$21.78	$24.09	16,866
	2015	$24.09	$24.28	15,967
	2016	$24.28	$26.41	13,132
	2017	$26.41	$31.54	11,809
	2018	$31.54	$26.59	13,186

ON International Equity Portfolio	2009	$9.64	$13.14	77,331
	2010	$13.14	$15.14	43,205
	2011	$15.14	$12.64	27,696
	2012	$12.64	$14.99	25,992

Form V-4827	26

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$14.99	$16.52	23,442
	2014	$16.52	$14.76	22,694
	2015	$14.76	$14.51	17,338
	2016	$14.51	$13.61	14,384
	2017	$13.61	$17.04	11,935
	2018	$17.04	$14.57	11,763

ON Foreign Portfolio	2009	$17.79	$25.63	17,948
	2010	$25.63	$30.28	17,173
	2011	$30.28	$24.65	15,388
	2012	$24.65	$29.83	13,879
	2013	$29.83	$37.58	11,964
	2014	$37.58	$33.82	12,734
	2015	$33.82	$36.53	5,929
	2016	$36.53	$33.32	4,535
	2017	$33.32	$39.41	2,345
	2018	$39.41	$32.80	2,322

ON Capital Appreciation Portfolio	2009	$19.47	$27.44	28,460
	2010	$27.44	$31.68	27,588
	2011	$31.68	$30.74	27,609
	2012	$30.74	$35.66	26,988
	2013	$35.66	$47.33	20,100
	2014	$47.33	$50.69	20,664
	2015	$50.69	$48.99	12,749
	2016	$48.99	$55.42	12,627
	2017	$55.42	$63.33	8,387
	2018	$63.33	$54.00	7,024

ON Janus Henderson Forty Portfolio	2009	$6.11	$8.59	26,216
	2010	$8.59	$9.32	26,777
	2011	$9.32	$8.71	28,577
	2012	$8.71	$10.56	29,403
	2013	$10.56	$13.70	24,324
	2014	$13.70	$14.81	25,587
	2015	$14.81	$16.10	15,489
	2016	$16.10	$16.43	13,005
	2017	$16.43	$20.70	7,413
	2018	$20.70	$21.49	7,714

ON Janus Henderson Venture Portfolio	2009	$8.52	$12.67	10,650
	2010	$12.67	$16.26	11,146
	2011	$16.26	$16.48	12,905
	2012	$16.48	$19.19	11,305
	2013	$19.19	$27.51	26,721
	2014	$27.51	$30.03	25,012
	2015	$30.03	$29.57	16,109
	2016	$29.57	$31.04	13,515

Form V-4827	27

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$31.04	$37.97	11,407
	2018	$37.97	$35.08	11,316

ON Janus Henderson Enterprise Portfolio	2009	$13.80	$19.14	39,970
	2010	$19.14	$22.59	34,815
	2011	$22.59	$21.54	30,387
	2012	$21.54	$25.43	25,042
	2013	$25.43	$33.24	22,497
	2014	$33.24	$36.57	22,635
	2015	$36.57	$34.26	15,369
	2016	$34.26	$34.34	12,653
	2017	$34.34	$43.06	10,034
	2018	$43.06	$41.12	8,921

ON S&P 500® Index Portfolio	2009	$12.42	$15.41	108,949
	2010	$15.41	$17.41	89,855
	2011	$17.41	$17.48	91,203
	2012	$17.48	$19.90	70,260
	2013	$19.90	$25.87	66,364
	2014	$25.87	$28.87	59,638
	2015	$28.87	$28.75	42,602
	2016	$28.75	$31.62	41,492
	2017	$31.62	$37.87	29,704
	2018	$37.87	$35.57	31,415

ON ClearBridge Small Cap Portfolio	2009	$6.74	$8.99	25,237
	2010	$8.99	$12.10	21,638
	2011	$12.10	$11.65	21,907
	2012	$11.65	$13.08	21,361
	2013	$13.08	$16.81	21,506
	2014	$16.81	$16.99	17,205
	2015	$16.99	$16.35	8,466
	2016	$16.35	$20.66	8,620
	2017	$20.66	$22.87	6,362
	2018	$22.87	$20.49	6,933

ON Federated High Income Bond Portfolio	2009	$10.93	$16.10	28,863
	2010	$16.10	$18.13	26,120
	2011	$18.13	$18.84	21,724
	2012	$18.84	$21.26	19,556
	2013	$21.26	$22.46	14,316
	2014	$22.46	$22.77	13,866
	2015	$22.77	$21.78	7,688
	2016	$21.78	$24.59	6,018
	2017	$24.59	$25.95	5,730
	2018	$25.95	$24.77	5,323

ON Federated Strategic Value Dividend Portfolio	2009	$7.92	$8.72	23,888

Form V-4827	28

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$8.72	$9.63	25,453
	2011	$9.63	$10.84	24,493
	2012	$10.84	$11.46	14,364
	2013	$11.46	$13.68	21,021
	2014	$13.68	$15.18	16,312
	2015	$15.18	$15.61	8,274
	2016	$15.61	$17.08	10,032
	2017	$17.08	$19.32	7,939
	2018	$19.32	$17.45	6,772

ON Nasdaq-100® Index Portfolio	2009	$2.77	$4.20	48,297
	2010	$4.20	$4.94	42,761
	2011	$4.94	$5.03	40,133
	2012	$5.03	$5.86	37,163
	2013	$5.86	$7.86	39,658
	2014	$7.86	$9.21	27,859
	2015	$9.21	$9.91	25,998
	2016	$9.91	$10.44	30,991
	2017	$10.44	$13.64	16,570
	2018	$13.64	$13.40	18,315

ON BlackRock Advantage Large Cap Core Portfolio	2009	$8.68	$11.64	3,026
	2010	$11.64	$12.99	3,446
	2011	$12.99	$11.90	1,768
	2012	$11.90	$13.29	955
	2013	$13.29	$18.51	1,759
	2014	$18.51	$20.80	2,494
	2015	$20.80	$21.36	1,892
	2016	$21.36	$23.56	1,686
	2017	$23.56	$29.25	1,844
	2018	$29.25	$23.67	1,903

ON BlackRock Advantage Small Cap Growth Portfolio	2009	$7.42	$9.94	23,681
	2010	$9.94	$12.16	21,553
	2011	$12.16	$10.89	14,940
	2012	$10.89	$11.95	10,001
	2013	$11.95	$16.60	7,243
	2014	$16.60	$17.39	8,193
	2015	$17.39	$16.43	5,643
	2016	$16.43	$16.94	5,289
	2017	$16.94	$20.33	4,260
	2018	$20.33	$19.01	4,266

ON ICON Balanced Portfolio	2009	$9.53	$11.75	3,100
	2010	$11.75	$12.49	4,883
	2011	$12.49	$12.61	6,657
	2012	$12.61	$14.09	11,711
	2013	$14.09	$16.03	15,423

Form V-4827	29

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$16.03	$16.76	29,804
	2015	$16.76	$16.78	26,043
	2016	$16.78	$17.32	11,099
	2017	$17.32	$18.95	11,417
	2018	$18.95	$16.72	11,435

ON S&P MidCap 400® Index Portfolio	2009	$5.51	$6.24	0
	2010	$6.24	$7.36	139
	2011	$7.36	$7.16	228
	2012	$7.16	$8.14	380
	2013	$8.14	$10.97	1,996
	2014	$10.97	$11.63	2,381
	2015	$11.63	$11.11	318
	2016	$11.11	$12.00	305
	2017	$12.00	$13.67	905
	2018	$13.67	$11.94	2,122

ON BlackRock Advantage Large Cap Growth Portfolio	2009	$5.90	$8.28	74
	2010	$8.28	$9.21	271
	2011	$9.21	$8.93	177
	2012	$8.93	$9.80	270
	2013	$9.80	$13.40	819
	2014	$13.40	$14.81	1,211
	2015	$14.81	$15.45	1,159
	2016	$15.45	$16.42	1,273
	2017	$16.42	$21.02	1,343
	2018	$21.02	$17.65	1,318

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.73	0
	2015	$10.73	$10.45	120
	2016	$10.45	$10.70	1,242
	2017	$10.70	$12.42	529
	2018	$12.42	$12.16	575

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.15	116
	2013	$10.15	$11.21	9,024
	2014	$11.21	$11.53	11,353
	2015	$11.53	$11.23	10,218
	2016	$11.23	$11.45	338
	2017	$11.45	$12.92	505
	2018	$12.92	$11.81	723

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2009	$5.05	$6.81	819
	2010	$6.81	$7.38	3,567

Form V-4827	30

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$7.38	$6.78	4,811
	2012	$6.78	$7.71	5,239
	2013	$7.71	$9.03	6,996
	2014	$9.03	$8.92	9,382
	2015	$8.92	$8.57	1,773
	2016	$8.57	$8.39	1,138
	2017	$8.39	$10.17	954
	2018	$10.17	$8.50	553

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.28	33,710
	2013	$10.28	$10.29	38,675
	2014	$10.29	$10.73	39,203
	2015	$10.73	$10.13	35,961
	2016	$10.13	$11.14	34,061
	2017	$11.14	$12.07	25,903
	2018	$12.07	$11.11	25,238

Calvert Variable Series, Inc.
Calvert VP S&P 500 Index Portfolio	2014	$11.71	$12.83	3,327
	2015	$12.83	$12.78	1,936
	2016	$12.78	$14.07	612
	2017	$14.07	$16.86	280
	2018	$16.86	$15.85	280

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2009	$10.41	$12.56	979
	2010	$12.56	$14.25	1,079
	2011	$14.25	$15.29	1,179
	2012	$15.29	$16.62	1,474
	2013	$16.62	$19.81	1,692
	2014	$19.81	$21.08	1,186
	2015	$21.08	$20.23	420
	2016	$20.23	$21.49	449
	2017	$21.49	$26.93	206
	2018	$26.93	$24.68	214

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2009	$10.00	$10.29	0
	2010	$10.29	$11.96	0
	2011	$11.96	$10.21	296
	2012	$10.21	$11.78	1,082
	2013	$11.78	$12.38	3,015
	2014	$12.38	$17.54	1,068
	2015	$17.54	$18.37	643
	2016	$18.37	$18.74	673
	2017	$18.74	$23.67	1,708
	2018	$23.67	$24.29	1,910

Form V-4827	31

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$10.31	461
	2013	$10.31	$12.38	3,015
	2014	$12.38	$12.70	4,618
	2015	$12.70	$11.58	6,177
	2016	$11.58	$12.31	4,450
	2017	$12.31	$14.34	5,216
	2018	$14.34	$12.95	5,522

Federated Managed Volatility Fund II (Service Shares)	2018	$10.00	$9.05	41

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2009	$8.46	$11.31	136,276
	2010	$11.31	$13.05	141,918
	2011	$13.05	$12.51	132,641
	2012	$12.51	$14.34	110,954
	2013	$14.34	$18.53	92,641
	2014	$18.53	$20.41	93,064
	2015	$20.41	$20.22	50,897
	2016	$20.22	$21.50	44,278
	2017	$21.50	$25.79	39,840
	2018	$25.79	$23.75	39,541

Fidelity® VIP Mid Cap Portfolio	2009	$13.84	$19.09	74,559
	2010	$19.09	$24.22	69,695
	2011	$24.22	$21.30	56,047
	2012	$21.30	$24.08	51,954
	2013	$24.08	$32.28	48,691
	2014	$32.28	$33.77	50,278
	2015	$33.77	$32.78	26,155
	2016	$32.78	$36.20	21,744
	2017	$36.20	$43.05	21,153
	2018	$43.05	$36.20	21,802

Fidelity® VIP Growth Portfolio	2009	$4.46	$5.63	54,183
	2010	$5.63	$6.88	64,312
	2011	$6.88	$6.79	90,584
	2012	$6.79	$7.66	82,937
	2013	$7.66	$10.28	70,450
	2014	$10.28	$11.26	62,969
	2015	$11.26	$11.88	26,049
	2016	$11.88	$11.78	19,170
	2017	$11.78	$15.68	45,863
	2018	$15.68	$15.40	21,313

Fidelity® VIP Equity-Income Portfolio	2009	$8.50	$10.89	26,257
	2010	$10.89	$12.35	28,559

Form V-4827	32

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$12.35	$12.27	19,533
	2012	$12.27	$14.17	22,891
	2013	$14.17	$17.87	20,758
	2014	$17.87	$19.13	14,818
	2015	$19.13	$18.07	9,965
	2016	$18.07	$20.99	10,229
	2017	$20.99	$23.33	8,034
	2018	$23.33	$21.05	8,344

Fidelity® Variable Insurance Products
Fidelity® VIP Real Estate Portfolio	2009	$10.00	$10.60	0
	2010	$10.60	$13.61	642
	2011	$13.61	$14.47	1,577
	2012	$14.47	$16.89	2,797
	2013	$16.89	$16.93	7,875
	2014	$16.93	$21.68	9,568
	2015	$21.68	$22.14	5,553
	2016	$22.14	$23.04	4,027
	2017	$23.04	$23.59	3,494
	2018	$23.59	$21.77	3,428

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$10.29	0
	2014	$10.29	$10.74	127
	2015	$10.74	$10.46	129
	2016	$10.46	$10.84	225
	2017	$10.84	$12.44	325
	2018	$12.44	$11.54	450

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$12.70	$12.57	47,594
	2017	$12.57	$12.48	12,779
	2018	$12.48	$12.50	42,693

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	2009	$8.59	$11.50	41,812
	2010	$11.50	$12.78	47,156
	2011	$12.78	$12.91	32,005
	2012	$12.91	$14.35	35,308
	2013	$14.35	$16.14	34,806
	2014	$16.14	$16.66	36,380
	2015	$16.66	$15.27	28,212
	2016	$15.27	$17.18	24,815
	2017	$17.18	$18.60	21,051
	2018	$18.60	$17.56	21,609

Form V-4827	33

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Franklin Flex Cap Growth VIP Fund (Class 2)	2009	$8.32	$10.92	1,381
	2010	$10.92	$12.52	4,023
	2011	$12.52	$11.76	6,641
	2012	$11.76	$12.68	7,960
	2013	$12.68	$17.20	11,769
	2014	$17.20	$18.01	13,712
	2015	$18.01	$18.54	2,329
	2016	$18.54	$17.77	2,497
	2017	$17.77	$22.25	2,596
	2018	$22.25	$22.64	2,679

Templeton Foreign VIP Fund (Class 2)	2009	$8.98	$12.14	40,989
	2010	$12.14	$12.99	38,850
	2011	$12.99	$11.45	28,785
	2012	$11.45	$13.36	23,842
	2013	$13.36	$16.21	19,122
	2014	$16.21	$14.21	20,708
	2015	$14.21	$13.11	11,352
	2016	$13.11	$13.87	12,576
	2017	$13.87	$15.97	12,190
	2018	$15.97	$13.32	12,778

Franklin Allocation VIP Fund (Class 4)	2009	$10.00	$10.18	0
	2010	$10.18	$11.07	0
	2011	$11.07	$10.74	451
	2012	$10.74	$12.21	712
	2013	$12.21	$14.90	1,980
	2014	$14.90	$15.10	4,427
	2015	$15.10	$13.97	1,165
	2016	$13.97	$15.57	274
	2017	$15.57	$17.17	1,862
	2018	$17.17	$15.32	1,880

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	2009	$8.92	$10.41	53,317
	2010	$10.41	$11.42	54,236
	2011	$11.42	$10.48	36,557
	2012	$10.48	$12.31	35,836
	2013	$12.31	$16.19	29,691
	2014	$16.19	$18.04	31,555
	2015	$18.04	$17.01	17,920
	2016	$17.01	$18.73	17,489
	2017	$18.73	$20.30	19,035
	2018	$20.30	$18.34	17,738

Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	2009	$6.67	$7.97	5,709
	2010	$7.97	$8.88	4,405

Form V-4827	34

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$8.88	$9.12	5,099
	2012	$9.12	$10.29	5,116
	2013	$10.29	$13.97	6,076
	2014	$13.97	$16.04	5,397
	2015	$16.04	$15.79	1,712
	2016	$15.79	$17.25	1,738
	2017	$17.25	$21.12	1,863
	2018	$21.12	$19.55	1,432

Goldman Sachs Strategic Growth Fund (Institutional Shares)	2009	$5.71	$8.32	11,920
	2010	$8.32	$9.09	10,113
	2011	$9.09	$8.73	11,637
	2012	$8.73	$10.33	13,551
	2013	$10.33	$13.50	12,577
	2014	$13.50	$15.14	7,575
	2015	$15.14	$15.44	3,351
	2016	$15.44	$15.54	3,285
	2017	$15.54	$20.03	4,743
	2018	$20.03	$19.56	5,967

Goldman Sachs Global Trends Allocation Fund (Service Shares)	2012	$10.00	$10.22	112
	2013	$10.22	$11.45	257
	2014	$11.45	$11.75	415
	2015	$11.75	$10.92	260
	2016	$10.92	$11.24	279
	2017	$11.24	$12.54	335
	2018	$12.54	$11.84	295

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2009	$10.00	$9.82	0
	2010	$9.82	$10.53	20,990
	2011	$10.53	$9.64	18,733
	2012	$9.64	$11.34	22,638
	2013	$11.34	$14.00	16,086
	2014	$14.00	$13.08	14,568
	2015	$13.08	$11.83	12,660
	2016	$11.83	$11.37	8,749
	2017	$11.37	$13.27	8,520
	2018	$13.27	$12.38	9,170

Ivy VIP Natural Resources	2009	$10.00	$10.11	0
	2010	$10.11	$11.68	1,079
	2011	$11.68	$9.05	8,504
	2012	$9.05	$9.10	5,965
	2013	$9.10	$9.68	3,830
	2014	$9.68	$8.30	2,355
	2015	$8.30	$6.36	311

Form V-4827	35

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$6.36	$7.77	382
	2017	$7.77	$7.89	495
	2018	$7.89	$5.98	624

Ivy VIP Science and Technology	2009	$10.00	$10.50	0
	2010	$10.50	$11.68	4,945
	2011	$11.68	$10.86	4,530
	2012	$10.86	$13.69	4,827
	2013	$13.69	$21.13	8,989
	2014	$21.13	$21.45	11,850
	2015	$21.45	$20.56	3,878
	2016	$20.56	$20.60	1,282
	2017	$20.60	$26.85	1,576
	2018	$26.85	$25.10	1,538

Janus Investment Fund (Class S)
Janus Henderson Research Fund	2009	$5.41	$7.32	42,224
	2010	$7.32	$8.02	39,796
	2011	$8.02	$7.43	33,102
	2012	$7.43	$8.60	31,000
	2013	$8.60	$10.98	29,020
	2014	$10.98	$12.19	22,938
	2015	$12.19	$12.63	4,465
	2016	$12.63	$12.49	2,834
	2017	$12.49	$15.71	1,544
	2018	$15.71	$15.02	1,340

Janus Henderson Overseas Fund	2009	$15.55	$26.05	17,308
	2010	$26.05	$30.58	15,192
	2011	$30.58	$20.24	12,196
	2012	$20.24	$22.39	6,966
	2013	$22.39	$24.70	4,525
	2014	$24.70	$20.98	4,186
	2015	$20.98	$18.87	3,556
	2016	$18.87	$17.28	3,225
	2017	$17.28	$22.33	2,857
	2018	$22.33	$18.59	2,857

Janus Henderson Global Research Fund	2009	$5.61	$8.20	21,605
	2010	$8.20	$9.45	19,537
	2011	$9.45	$8.02	16,700
	2012	$8.02	$9.46	13,509
	2013	$9.46	$11.87	9,839
	2014	$11.87	$12.53	8,492
	2015	$12.53	$12.05	3,058
	2016	$12.05	$12.08	2,785
	2017	$12.08	$15.07	2,404
	2018	$15.07	$13.80	2,374

Form V-4827	36

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Janus Henderson Balanced Fund	2009	$11.67	$14.18	44,290
	2010	$14.18	$15.04	35,294
	2011	$15.04	$15.00	25,544
	2012	$15.00	$16.67	19,412
	2013	$16.67	$19.62	16,328
	2014	$19.62	$20.93	11,579
	2015	$20.93	$20.70	5,247
	2016	$20.70	$21.28	4,918
	2017	$21.28	$24.79	4,433
	2018	$24.79	$24.52	3,385

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2009	$10.00	$12.87	1,324
	2010	$12.87	$14.51	2,124
	2011	$14.51	$13.52	2,396
	2012	$13.52	$15.78	2,766
	2013	$15.78	$20.24	2,818
	2014	$20.24	$22.51	3,248
	2015	$22.51	$23.34	2,285
	2016	$23.34	$23.09	1,345
	2017	$23.09	$29.07	1,288
	2018	$29.07	$27.86	1,208

Janus Henderson Overseas Portfolio	2009	$10.00	$14.27	37,480
	2010	$14.27	$17.60	44,304
	2011	$17.60	$11.75	38,227
	2012	$11.75	$13.12	25,522
	2013	$13.12	$14.80	24,707
	2014	$14.80	$12.83	24,312
	2015	$12.83	$11.55	19,254
	2016	$11.55	$10.63	20,779
	2017	$10.63	$13.72	19,426
	2018	$13.72	$11.49	19,368

Janus Henderson Global Research Portfolio	2009	$10.00	$13.36	5,411
	2010	$13.36	$15.23	3,916
	2011	$15.23	$12.92	5,009
	2012	$12.92	$15.28	5,006
	2013	$15.28	$19.31	6,804
	2014	$19.31	$20.42	6,954
	2015	$20.42	$19.64	2,265
	2016	$19.64	$19.73	979
	2017	$19.73	$24.66	736
	2018	$24.66	$22.61	937

Janus Henderson Balanced Portfolio	2009	$10.00	$12.02	17,774
	2010	$12.02	$12.82	20,166

Form V-4827	37

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$12.82	$12.82	21,428
	2012	$12.82	$14.34	25,128
	2013	$14.34	$16.95	24,670
	2014	$16.95	$18.10	24,245
	2015	$18.10	$17.94	22,069
	2016	$17.94	$18.46	20,503
	2017	$18.46	$21.52	17,886
	2018	$21.52	$21.32	22,682

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.95	0
	2013	$9.95	$12.26	2,695
	2014	$12.26	$14.24	4,224
	2015	$14.24	$14.62	4,741
	2016	$14.62	$15.83	6,682
	2017	$15.83	$18.03	5,128
	2018	$18.03	$16.97	5,390

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Small Cap Core Portfolio	2009	$10.52	$12.72	11,652
	2010	$12.72	$15.96	11,181
	2011	$15.96	$15.00	10,090
	2012	$15.00	$17.71	11,155
	2013	$17.71	$24.87	11,116
	2014	$24.87	$26.89	11,982
	2015	$26.89	$25.13	4,900
	2016	$25.13	$29.81	4,532
	2017	$29.81	$33.90	3,052
	2018	$33.90	$29.45	3,305

JPMorgan Insurance Trust Mid Cap Value Portfolio	2009	$13.78	$17.21	23,710
	2010	$17.21	$20.97	21,253
	2011	$20.97	$21.14	19,147
	2012	$21.14	$25.10	18,428
	2013	$25.10	$32.77	16,202
	2014	$32.77	$37.22	16,297
	2015	$37.22	$35.75	9,338
	2016	$35.75	$40.45	8,682
	2017	$40.45	$45.41	5,984
	2018	$45.41	$39.50	5,877

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	2009	$12.38	$18.65	30,778
	2010	$18.65	$22.77	30,845
	2011	$22.77	$20.43	24,549
	2012	$20.43	$22.21	18,888
	2013	$22.21	$29.65	16,918
	2014	$29.65	$32.48	17,548

Form V-4827	38

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$32.48	$31.28	12,269
	2016	$31.28	$35.74	11,765
	2017	$35.74	$40.18	3,127
	2018	$40.18	$34.39	3,272

Lazard Retirement Emerging Markets Equity Portfolio	2009	$18.62	$31.20	32,506
	2010	$31.20	$37.77	29,791
	2011	$37.77	$30.56	24,462
	2012	$30.56	$36.80	19,809
	2013	$36.80	$35.86	17,561
	2014	$35.86	$33.74	18,247
	2015	$33.74	$26.61	9,557
	2016	$26.61	$31.71	8,896
	2017	$31.71	$40.00	6,442
	2018	$40.00	$32.14	6,468

Lazard Retirement International Equity Portfolio	2009	$9.39	$11.25	4,931
	2010	$11.25	$11.84	4,150
	2011	$11.84	$10.84	12,016
	2012	$10.84	$12.95	13,705
	2013	$12.95	$15.43	16,726
	2014	$15.43	$14.58	17,691
	2015	$14.58	$14.64	11,099
	2016	$14.64	$13.82	10,636
	2017	$13.82	$16.69	10,365
	2018	$16.69	$14.17	8,293

Lazard Retirement US Equity Select Portfolio	2009	$7.66	$9.59	2,436
	2010	$9.59	$10.67	2,521
	2011	$10.67	$10.74	2,871
	2012	$10.74	$12.08	2,008
	2013	$12.08	$15.26	1,863
	2014	$15.26	$17.28	2,111
	2015	$17.28	$16.12	64
	2016	$16.12	$17.40	90
	2017	$17.40	$20.28	90
	2018	$20.28	$19.34	122

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.48	227
	2013	$10.48	$12.36	780
	2014	$12.36	$12.52	1,330
	2015	$12.52	$12.30	1,273
	2016	$12.30	$12.54	1,493
	2017	$12.54	$14.91	1,022
	2018	$14.91	$13.74	664

Legg Mason Partners Variable Equity Trust

Form V-4827	39

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
(Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2009	$6.42	$7.78	0
	2010	$7.78	$8.62	0
	2011	$8.62	$9.18	0
	2012	$9.18	$10.34	420
	2013	$10.34	$12.85	5,793
	2014	$12.85	$14.41	946
	2015	$14.41	$13.61	1,027
	2016	$13.61	$15.44	6,536
	2017	$15.44	$18.15	1,773
	2018	$18.15	$17.04	1,881

ClearBridge Variable Large Cap Value Portfolio	2009	$8.36	$10.27	2,870
	2010	$10.27	$11.09	3,884
	2011	$11.09	$11.49	4,656
	2012	$11.49	$13.20	366
	2013	$13.20	$17.25	506
	2014	$17.25	$19.01	2,276
	2015	$19.01	$18.22	937
	2016	$18.22	$20.31	4,135
	2017	$20.31	$23.02	1,258
	2018	$23.02	$20.69	1,550

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.15	222
	2013	$10.15	$11.86	9,472
	2014	$11.86	$12.48	11,992
	2015	$12.48	$11.67	13,104
	2016	$11.67	$11.49	3,845
	2017	$11.49	$12.93	4,269
	2018	$12.93	$11.86	4,319

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2009	$4.98	$6.94	10,228
	2010	$6.94	$8.85	12,291
	2011	$8.85	$8.19	13,214
	2012	$8.19	$9.41	14,498
	2013	$9.41	$12.74	13,852
	2014	$12.74	$13.65	14,066
	2015	$13.65	$14.06	8,699
	2016	$14.06	$14.52	8,919
	2017	$14.52	$18.14	5,746
	2018	$18.14	$18.07	2,046

MFS® New Discovery Series	2009	$7.45	$11.98	6,030
	2010	$11.98	$16.07	5,728
	2011	$16.07	$14.19	5,400
	2012	$14.19	$16.93	5,959

Form V-4827	40

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$16.93	$23.59	11,746
	2014	$23.59	$21.53	11,885
	2015	$21.53	$20.79	4,433
	2016	$20.79	$22.31	3,053
	2017	$22.31	$27.82	2,762
	2018	$27.82	$26.97	1,853

MFS® Total Return Series	2009	$10.52	$12.22	39,946
	2010	$12.22	$13.22	41,851
	2011	$13.22	$13.25	29,676
	2012	$13.25	$14.50	26,412
	2013	$14.50	$16.99	21,036
	2014	$16.99	$18.15	22,465
	2015	$18.15	$17.80	17,381
	2016	$17.80	$19.11	18,009
	2017	$19.11	$21.13	12,332
	2018	$21.13	$19.62	9,024

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.74	1,511
	2016	$9.74	$10.17	1,629
	2017	$10.17	$12.85	1,127
	2018	$12.85	$12.75	1,121

Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio (Class I)	2009	$19.76	$25.03	17,574
	2010	$25.03	$32.10	14,897
	2011	$32.10	$33.54	13,443
	2012	$33.54	$38.34	12,301
	2013	$38.34	$38.60	10,690
	2014	$38.60	$49.41	10,292
	2015	$49.41	$49.81	6,166
	2016	$49.81	$52.49	5,671
	2017	$52.49	$53.41	4,799
	2018	$53.41	$48.63	4,779

Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	2009	$10.05	$10.88	3,158
	2010	$10.88	$11.50	4,358
	2011	$11.50	$11.98	5,160
	2012	$11.98	$12.94	10,250
	2013	$12.94	$12.73	5,127
	2014	$12.73	$13.54	5,223
	2015	$13.54	$13.28	3,353
	2016	$13.28	$13.90	2,919
	2017	$13.90	$14.57	2,575

Form V-4827	41

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$14.57	$14.28	2,805

Morgan Stanley VIF Growth Portfolio (Class II)	2009	$5.11	$8.33	443
	2010	$8.33	$10.08	2,893
	2011	$10.08	$9.65	4,028
	2012	$9.65	$10.85	4,920
	2013	$10.85	$15.82	5,662
	2014	$15.82	$16.56	6,779
	2015	$16.56	$18.30	1,294
	2016	$18.30	$17.70	1,827
	2017	$17.70	$24.95	1,945
	2018	$24.95	$26.41	2,225

Morningstar ETF Allocation Series (Class II)
Morningstar Conservative ETF Asset Allocation Portfolio	2009	$9.34	$9.97	7,931
	2010	$9.97	$10.47	3,315
	2011	$10.47	$10.65	7,279
	2012	$10.65	$11.06	5,233
	2013	$11.06	$11.19	4,163
	2014	$11.19	$11.35	12,081
	2015	$11.35	$11.06	6,036
	2016	$11.06	$11.42	13,101
	2017	$11.42	$11.96	20,600
	2018	$11.96	$11.52	28,955

Morningstar Income & Growth ETF Asset Allocation Portfolio	2009	$8.36	$9.35	8,505
	2010	$9.35	$10.04	3,312
	2011	$10.04	$10.02	4,858
	2012	$10.02	$10.66	7,052
	2013	$10.66	$11.29	9,245
	2014	$11.29	$11.51	20,565
	2015	$11.51	$11.17	9,355
	2016	$11.17	$11.72	8,573
	2017	$11.72	$12.71	8,763
	2018	$12.71	$12.01	5,370

Morningstar Balanced ETF Asset Allocation Portfolio	2009	$7.44	$8.77	25,024
	2010	$8.77	$9.66	23,953
	2011	$9.66	$9.45	21,411
	2012	$9.45	$10.33	27,895
	2013	$10.33	$11.40	34,284
	2014	$11.40	$11.75	39,909
	2015	$11.75	$11.34	40,153
	2016	$11.34	$12.14	38,677
	2017	$12.14	$13.57	42,831
	2018	$13.57	$12.56	41,472

Form V-4827	42

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Morningstar Growth ETF Asset Allocation Portfolio	2009	$6.66	$8.19	17,996
	2010	$8.19	$9.20	7,680
	2011	$9.20	$8.74	13,924
	2012	$8.74	$9.74	13,980
	2013	$9.74	$11.20	15,938
	2014	$11.20	$11.55	26,325
	2015	$11.55	$11.11	17,984
	2016	$11.11	$12.03	19,582
	2017	$12.03	$13.92	11,482
	2018	$13.92	$12.63	13,012

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2009	$6.14	$7.71	2,502
	2010	$7.71	$8.76	3,305
	2011	$8.76	$8.21	10,482
	2012	$8.21	$9.25	15,819
	2013	$9.25	$10.78	15,317
	2014	$10.78	$11.11	10,130
	2015	$11.11	$10.65	6,929
	2016	$10.65	$11.69	8,855
	2017	$11.69	$13.82	6,963
	2018	$13.82	$12.36	8,326

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2009	$5.43	$7.83	1,141
	2010	$7.83	$9.73	1,807
	2011	$9.73	$8.96	2,374
	2012	$8.96	$10.19	2,826
	2013	$10.19	$13.75	2,882
	2014	$13.75	$15.41	2,779
	2015	$15.41	$13.91	2,623
	2016	$13.91	$15.91	449
	2017	$15.91	$18.27	454
	2018	$18.27	$15.23	522

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.20	3,110
	2013	$10.20	$10.86	12,814
	2014	$10.86	$11.04	14,331
	2015	$11.04	$10.40	12,428
	2016	$10.40	$10.90	1,658
	2017	$10.90	$11.90	1,719
	2018	$11.90	$11.03	1,631

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	3,145
	2013	$10.19	$11.30	13,326

Form V-4827	43

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$11.30	$11.46	30,237
	2015	$11.46	$10.59	33,155
	2016	$10.59	$11.11	11,851
	2017	$11.11	$12.48	10,691
	2018	$12.48	$11.42	10,910

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.16	23,113
	2013	$10.16	$11.62	25,571
	2014	$11.62	$11.62	26,861
	2015	$11.62	$10.41	27,079
	2016	$10.41	$10.85	11,710
	2017	$10.85	$12.59	5,135
	2018	$12.59	$11.34	5,348

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	2009	$12.00	$14.02	64,201
	2010	$14.02	$14.96	67,352
	2011	$14.96	$16.48	59,884
	2012	$16.48	$17.68	48,249
	2013	$17.68	$15.84	33,303
	2014	$15.84	$16.11	31,041
	2015	$16.11	$15.47	22,914
	2016	$15.47	$16.05	21,435
	2017	$16.05	$16.42	11,195
	2018	$16.42	$15.84	11,782

PIMCO Total Return Portfolio	2009	$12.67	$14.25	59,337
	2010	$14.25	$15.20	72,533
	2011	$15.20	$15.54	67,872
	2012	$15.54	$16.81	68,607
	2013	$16.81	$16.26	55,790
	2014	$16.26	$16.73	55,655
	2015	$16.73	$16.58	44,902
	2016	$16.58	$16.80	44,268
	2017	$16.80	$17.40	43,786
	2018	$17.40	$17.07	33,843

PIMCO Global Bond Opportunities Portfolio (Unhedged)	2009	$12.98	$14.96	36,495
	2010	$14.96	$16.48	48,259
	2011	$16.48	$17.49	36,486
	2012	$17.49	$18.46	35,731
	2013	$18.46	$16.67	29,940
	2014	$16.67	$16.82	28,371
	2015	$16.82	$15.93	9,905
	2016	$15.93	$16.35	8,322
	2017	$16.35	$17.53	7,514
	2018	$17.53	$16.57	7,132

Form V-4827	44

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$9.96	0
	2010	$9.96	$12.24	265
	2011	$12.24	$11.16	407
	2012	$11.16	$11.61	1,077
	2013	$11.61	$9.77	2,218
	2014	$9.77	$7.86	3,492
	2015	$7.86	$5.76	2,719
	2016	$5.76	$6.55	3,058
	2017	$6.55	$6.60	2,947
	2018	$6.60	$5.59	3,522

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	358
	2013	$10.02	$11.01	2,245
	2014	$11.01	$11.51	3,185
	2015	$11.51	$10.72	4,558
	2016	$10.72	$11.40	3,781
	2017	$11.40	$13.15	2,410
	2018	$13.15	$11.81	3,030

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	0
	2014	$9.99	$9.93	129
	2015	$9.93	$9.90	300
	2016	$9.90	$10.00	10
	2017	$10.00	$10.11	28
	2018	$10.11	$10.12	28

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2009	$8.87	$12.48	2,877
	2010	$12.48	$13.72	3,109
	2011	$13.72	$13.53	2,633
	2012	$13.53	$15.44	2,960
	2013	$15.44	$20.89	2,933
	2014	$20.89	$22.59	3,596
	2015	$22.59	$24.75	2,145
	2016	$24.75	$24.10	1,220
	2017	$24.10	$32.38	1,029
	2018	$32.38	$31.57	1,095

Jennison 20/20 Focus Portfolio	2009	$10.93	$16.97	29,218
	2010	$16.97	$17.98	34,692
	2011	$17.98	$16.94	25,056
	2012	$16.94	$18.48	25,645
	2013	$18.48	$23.59	20,879
	2014	$23.59	$24.84	22,421
	2015	$24.84	$25.94	16,068
	2016	$25.94	$25.91	14,508
	2017	$25.91	$33.17	14,266

Form V-4827	45

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$33.17	$30.86	13,876

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2009	$14.58	$19.45	51,043
	2010	$19.45	$23.13	49,738
	2011	$23.13	$22.08	39,437
	2012	$22.08	$24.50	28,316
	2013	$24.50	$32.58	23,145
	2014	$32.58	$33.19	23,954
	2015	$33.19	$28.88	15,208
	2016	$28.88	$34.47	13,865
	2017	$34.47	$35.84	13,427
	2018	$35.84	$32.41	12,712

Royce Micro-Cap Portfolio	2009	$12.46	$19.43	22,688
	2010	$19.43	$24.92	17,214
	2011	$24.92	$21.61	19,884
	2012	$21.61	$22.94	18,943
	2013	$22.94	$27.39	12,481
	2014	$27.39	$26.06	12,605
	2015	$26.06	$22.51	7,462
	2016	$22.51	$26.59	6,126
	2017	$26.59	$27.59	4,237
	2018	$27.59	$24.76	4,361

Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund	2009	$5.76	$7.98	3,462
	2010	$7.98	$10.67	3,462
	2011	$10.67	$10.57	3,311
	2012	$10.57	$12.28	3,311
	2013	$12.28	$17.42	3,311
	2014	$17.42	$17.25	3,311
	2015	$17.25	$16.77	2,424
	2016	$16.77	$17.81	2,424
	2017	$17.81	$22.70	2,424
	2018	$22.70	$20.81	1,123

Wells Fargo VT Opportunity Fund	2009	$9.30	$13.56	1,105
	2010	$13.56	$16.55	1,021
	2011	$16.55	$15.43	1,010
	2012	$15.43	$17.59	1,009
	2013	$17.59	$22.68	1,009
	2014	$22.68	$24.71	1,008
	2015	$24.71	$23.63	0
	2016	$23.63	$26.16	0
	2017	$26.16	$31.09	0
	2018	$31.09	$28.48	0

Form V-4827	46

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-8642

1933 Act File Number 33-81784

Form V-4827	47

Ohio National Variable Account D

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 877.777.1112

Group Retirement Advantage VA

Statement of Additional Information

May 1, 2019

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D flexible purchase payment individual variable annuity contracts dated May 1, 2019. To get a free copy of the prospectus for VAD, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $39.3 billion and equity of approximately $2.4 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAD’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account D as of December 31, 2018 and for each of the periods in the two-year period ended December 31, 2018, and the related financial highlights for each of the periods in the five-year period ended December 31, 2018, and the financial statements of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2018 and 2017 and for each of the years in the three-year period ended December 31, 2018 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2018	$29,676	$None
2017	$23,337	$None
2016	$15,125	$None

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter. In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

2

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
ON Equity Subaccount (a)	12,327	$319,663	$439,587	$439,587
ON Bond Subaccount (a)	20,900	312,689	355,717	355,717
ON Omni Subaccount (a)	12,587	248,100	350,561	350,561
ON International Equity Subaccount	13,112	156,227	171,368	171,368
ON Capital Appreciation Subaccount (a)	10,053	295,079	379,281	379,281
ON Foreign Subaccount	2,718	65,376	76,175	76,175
ON Janus Henderson Forty Subaccount (a)	7,906	87,502	165,779	165,779
ON Janus Henderson Venture Subaccount (a)	12,851	267,368	396,967	396,967
ON Janus Henderson Enterprise Subaccount (a)	9,819	205,754	366,856	366,856
ON S&P 500® Index Subaccount (a)	39,757	909,153	1,117,582	1,117,582
ON Federated Strategic Value Dividend Subaccount (a)	7,218	107,003	118,160	118,160
ON Federated High Income Bond Subaccount (a)	7,040	113,457	131,853	131,853
ON ClearBridge Small Cap Subaccount (a)	2,723	95,742	142,043	142,043
ON Nasdaq-100® Index Subaccount (a)	14,781	225,082	245,370	245,370
ON Bristol Subaccount (a)	1,817	35,916	45,053	45,053
ON Bryton Growth Subaccount (a)	3,434	56,443	81,112	81,112
ON ICON Balanced Subaccount (a)	9,707	177,702	191,234	191,234
ON S&P MidCap 400® Index Subaccount (a)	1,639	28,370	25,345	25,345
ON Bristol Growth Subaccount (a)	1,130	17,704	23,267	23,267
ON Risk Managed Balanced Subaccount (a)	541	7,401	6,990	6,990
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	533,653	533,653	533,653	533,653
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	27,008	858,935	789,176	789,176
VIP Contrafund® Subaccount	29,999	879,651	939,261	939,261
VIP Growth Subaccount	5,301	352,030	328,209	328,209
VIP Equity-Income Subaccount	8,849	195,142	175,658	175,658
VIP Real Estate Subaccount	4,552	84,332	74,651	74,651
VIP Target Volatility Subaccount	479	5,756	5,187	5,187
Janus Investment Fund - Class S:
Janus Henderson Research Subaccount	507	21,323	20,131	20,131
Janus Henderson Global Research Subaccount	470	17,477	32,750	32,750
Janus Henderson Balanced Subaccount	2,688	64,732	82,997	82,997
Janus Henderson Overseas Subaccount	1,941	66,742	53,121	53,121
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	1,024	29,002	33,665	33,665
Janus Henderson Global Research Subaccount	459	18,516	21,178	21,178
Janus Henderson Balanced Subaccount	13,589	437,924	483,639	483,639
Janus Henderson Overseas Subaccount	8,676	294,059	222,463	222,463
Janus Henderson U.S. Low Volatility Subaccount	5,700	88,051	91,484	91,484
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	1,834	31,610	32,044	32,044
ClearBridge Variable Large Cap Value Subaccount	1,795	37,809	32,070	32,070
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	4,251	52,332	51,223	51,223
Wells Fargo Variable Trust:
Discovery Subaccount	894	18,234	23,377	23,377
Morgan Stanley Variable Insurance Fund, Inc - Class I:
VIF U.S. Real Estate Subaccount	11,905	215,858	232,391	232,391
VIF Core Plus Fixed Income Subaccount	3,769	39,626	40,067	40,067
Morgan Stanley Variable Insurance Fund, Inc - Class II:
VIF Growth Subaccount	2,181	61,649	58,768	58,768
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	42,406	428,500	325,252	325,252
U.S. Equity Insights Subaccount	1,862	29,172	27,988	27,988
Strategic Growth Subaccount	11,933	158,559	116,706	116,706
Goldman Sachs Variable Insurance Trust - Service Shares:
Global Trends Allocation Subaccount	300	3,422	3,493	3,493
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	11,058	221,795	207,891	207,891
U.S. Small-Mid Cap Equity Subaccount	17,421	146,016	112,542	112,542
U.S. Equity Select Subaccount (b)	213	2,596	2,356	2,356
International Equity Subaccount	13,668	153,485	117,549	117,549
Global Dynamic Multi-Asset Subaccount	785	10,412	9,119	9,119
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	15,200	275,501	428,188	428,188
Jennison Subaccount	589	24,673	34,553	34,553
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	4,614	100,400	97,349	97,349
Mid Cap Value Subaccount	22,847	248,819	232,127	232,127

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)
AB Variable Products Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount	722	$8,719	$8,537	$8,537
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	3,142	51,707	49,982	49,982
Mid Cap Growth Subaccount	4,813	36,580	36,967	36,967
Total Return Subaccount	8,281	175,285	177,044	177,044
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	823	14,419	14,300	14,300
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	15,750	202,621	186,639	186,639
Total Return Subaccount	55,131	607,027	577,776	577,776
Global Bond Opportunities Subaccount (c)	10,780	135,906	118,150	118,150
CommodityRealReturn® Strategy Subaccount	3,272	30,463	19,696	19,696
Global Diversified Allocation Subaccount	3,736	39,745	35,795	35,795
Short-Term Subaccount	28	286	286	286
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	36	4,219	4,442	4,442
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	149	6,061	5,292	5,292
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	52,350	509,484	411,995	411,995
Micro-Cap Subaccount	12,039	128,888	107,991	107,991
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	145	5,138	4,701	4,701
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	30,028	335,064	280,461	280,461
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	443	8,648	7,958	7,958
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	25,740	387,769	379,403	379,403
Franklin Flex Cap Growth VIP Subaccount	9,391	77,633	60,668	60,668
Templeton Foreign VIP Subaccount	13,361	192,029	170,223	170,223
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Founding Funds Allocation VIP Subaccount	4,457	32,531	28,793	28,793
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	2,630	45,404	46,412	46,412
Managed Volatility Fund II Primary Shares Subaccount (d)	7,448	74,661	71,497	71,497
Managed Volatility Fund II Service Shares Subaccount	38	405	368	368
ALPS Variable Investors Trust - Class II:
Morningstar Conservative ETF Asset Allocation Subaccount	31,929	351,704	333,663	333,663
Morningstar Income & Growth ETF Asset Allocation Subaccount	6,641	72,491	64,486	64,486
Morningstar Balanced ETF Asset Allocation Subaccount	54,701	598,824	520,751	520,751
Morningstar Growth ETF Asset Allocation Subaccount	16,926	183,538	164,350	164,350
Morningstar Aggressive Growth ETF Asset Allocation Subaccount	9,773	114,407	102,905	102,905
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	13,694	131,292	113,551	113,551
VIP Natural Resources Subaccount	1,051	5,088	3,727	3,727
VIP Science and Technology Subaccount	1,768	42,680	38,619	38,619
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	1,690	19,210	17,985	17,985
TOPS® Managed Risk Moderate Growth ETF Subaccount	11,350	130,731	124,618	124,618
TOPS® Managed Risk Growth ETF Subaccount	5,683	61,576	60,636	60,636

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2018

(a)	Name changes effective on May 1, 2018:

ON Equity Subaccount formerly known as Equity Subaccount

ON Bond Subaccount formerly known as Bond Subaccount

ON Omni Subaccount formerly known as Omni Subaccount

ON Capital Appreciation Subaccount formerly known as Capital Appreciation

ON Janus Henderson Forty Subaccount formerly known as Aggressive Growth Subaccount

ON Janus Henderson Venture Subaccount formerly known as Small Cap Growth Subaccount

ON Janus Henderson Enterprise Subaccount formerly known as Mid Cap Opportunity Subaccount

ON S&P 500® Index Subaccount formerly known as S&P 500® Index Subaccount

ON Federated Strategic Value Dividend Subaccount formerly known as Strategic Value Subaccount

ON Federated High Income Bond Subaccount formerly known as High Income Bond Subaccount

ON ClearBridge Small Cap Subaccount formerly known as ClearBridge Small Cap Subaccount

ON Nasdaq-100® Index Subaccount formerly known as Nasdaq-100® Index Subaccount

ON Bristol Subaccount formerly known as Bristol Subaccount

ON Bryton Growth Subaccount formerly known as Bryton Growth Subaccount

ON ICON Balanced Subaccount formerly known as Balanced Subaccount

ON S&P MidCap 400® Index Subaccount formerly known as S&P MidCap 400® Index Subaccount

ON Bristol Growth Subaccount formerly known as Bristol Growth Subaccount

ON Risk Managed Balanced Subaccount formerly known as Risk Managed Balanced Subaccount

(b)	Name changes effective on August 31, 2018:

U.S. Equity Select Subaccount formerly U.S. Strategic Equity Subaccount

(c)	Name changes effective on July 30, 2018:

Global Bond Opportunities Subaccount formerly Global Bond Subaccount

(d)	Name changes effective on April 26, 2018:

Managed Volatility Fund II Primary Shares Subaccount formerly Managed Volatility Fund II Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
				ON	ON
	ON	ON	ON	International	Capital	ON
	Equity	Bond	Omni	Equity	Appreciation	Foreign
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(6,715)	(4,834)	(5,087)	(2,709)	(7,046)	(1,195)

Net investment activity	(6,715)	(4,834)	(5,087)	(2,709)	(7,046)	(1,195)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,386	3,103	5,512	3,149	46,031	2,175

Unrealized gain (loss)	(79,625)	(14,487)	(64,961)	(30,477)	(105,087)	(16,482)

Net gain (loss) on investments	(70,239)	(11,384)	(59,449)	(27,328)	(59,056)	(14,307)

Net increase (decrease) in contract owners’ equity from operations	$(76,954)	$(16,218)	$(64,536)	$(30,037)	$(66,102)	$(15,502)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
					ON Federated
	ON Janus	ON Janus	ON Janus		Strategic	ON Federated
	Henderson	Henderson	Henderson	ON S&P	Value	High Income
	Forty	Venture	Enterprise	500® Index	Dividend	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(2,366)	(6,277)	(6,040)	(15,274)	(1,786)	(1,929)

Net investment activity	(2,366)	(6,277)	(6,040)	(15,274)	(1,786)	(1,929)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,572	14,060	37,654	41,092	6,793	4,432
Unrealized gain (loss)	5,182	(38,735)	(46,745)	(97,283)	(17,996)	(8,699)

Net gain (loss) on investments	7,754	(24,675)	(9,091)	(56,191)	(11,203)	(4,267)

Net increase (decrease) in contract owners’ equity from operations	$5,388	$(30,952)	$(15,131)	$(71,465)	$(12,989)	$(6,196)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON	ON		ON		ON
	ClearBridge	Nasdaq-100®	ON	Bryton	ON ICON	S&P MidCap
	Small Cap	Index	Bristol	Growth	Balanced	400® Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(2,120)	(3,519)	(730)	(1,274)	(2,944)	(289)

Net investment activity	(2,120)	(3,519)	(730)	(1,274)	(2,944)	(289)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,152	6,848	1,351	2,774	3,290	201
Unrealized gain (loss)	(16,962)	(8,770)	(11,165)	(6,826)	(26,054)	(4,011)

Net gain (loss) on investments	(14,810)	(1,922)	(9,814)	(4,052)	(22,764)	(3,810)

Net increase (decrease) in contract owners’ equity from operations	$(16,930)	$(5,441)	$(10,544)	$(5,326)	$(25,708)	$(4,099)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.		Fidelity® Variable Insurance Products Fund - Service Class
	ON Bristol Growth Subaccount	ON Risk Managed Balanced Subaccount	VIP Government Money Market Subaccount
	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$2,759
Risk and administrative expense (note 2)	(380)	(439)	(2,390)

Net investment activity	(380)	(439)	369

Reinvested capital gains	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,045	(2,791)	(8)
Unrealized gain (loss)	(5,033)	(1,358)	0

Net gain (loss) on investments	(3,988)	(4,149)	(8)

Net increase (decrease) in contract owners’ equity from operations	$(4,368)	$(4,588)	$361

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$3,745	$4,603	$303	$3,993	$2,063	$86
Risk and administrative expense (note 2)	(12,321)	(14,104)	(6,993)	(2,556)	(1,041)	(1,565)

Net investment activity	(8,576)	(9,501)	(6,690)	1,437	1,022	(1,479)

Reinvested capital gains	77,069	90,411	104,697	8,672	4,231	152

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,445	13,889	13,865	255	(1,333)	2,548
Unrealized gain (loss)	(224,899)	(174,398)	(107,215)	(29,017)	(10,596)	(708)

Net gain (loss) on investments	(216,454)	(160,509)	(93,350)	(28,762)	(11,929)	1,840

Net increase (decrease) in contract owners’ equity from operations	$(147,961)	$(79,599)	$4,657	$(18,653)	$(6,676)	$513

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Janus Investment Fund - Class S
		Janus
	Janus	Henderson	Janus	Janus
	Henderson	Global	Henderson	Henderson
	Research	Research	Balanced	Overseas
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$188	$1,560	$365
Risk and administrative expense (note 2)	(323)	(496)	(1,510)	(839)

Net investment activity	(323)	(308)	50	(474)

Reinvested capital gains	1,988	1,844	5,281	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	538	488	5,217	(63)
Unrealized gain (loss)	(2,880)	(5,091)	(12,652)	(10,134)

Net gain (loss) on investments	(2,342)	(4,603)	(7,435)	(10,197)

Net increase (decrease) in contract owners’ equity from operations	$(677)	$(3,067)	$(2,104)	$(10,671)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Janus Aspen Series - Service Shares
		Janus			Janus
	Janus	Henderson	Janus	Janus	Henderson
	Henderson	Global	Henderson	Henderson	U.S.
	Research	Research	Balanced	Overseas	Low Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$143	$215	$8,913	$4,285	$1,679
Risk and administrative expense (note 2)	(527)	(284)	(6,380)	(3,511)	(1,295)

Net investment activity	(384)	(69)	2,533	774	384

Reinvested capital gains	1,959	0	12,884	0	1,744

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	739	71	4,361	(3,279)	1,028
Unrealized gain (loss)	(3,681)	(2,035)	(26,056)	(40,318)	(8,618)

Net gain (loss) on investments	(2,942)	(1,964)	(21,695)	(43,597)	(7,590)

Net increase (decrease) in contract owners’ equity from operations	$(1,367)	$(2,033)	$(6,278)	$(42,823)	$(5,462)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Legg Mason Partners Variable Equity Trust - Class I			Wells Fargo Variable Trust
	ClearBridge	ClearBridge
	Variable	Variable	QS Legg Mason
	Dividend	Large	Dynamic Multi-
	Strategy	Cap Value	Strategy VIT	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$536	$539	$998	$0
Risk and administrative expense (note 2)	(449)	(430)	(749)	(727)

Net investment activity	87	109	249	(727)

Reinvested capital gains	2,096	2,275	0	6,948

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	211	0	752	10,041
Unrealized gain (loss)	(4,497)	(5,908)	(5,459)	(16,992)

Net gain (loss) on investments	(4,286)	(5,908)	(4,707)	(6,951)

Net increase (decrease) in contract owners’ equity from operations	$(2,103)	$(3,524)	$(4,458)	$(730)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. - Class I		Morgan Stanley Variable Insurance Fund, Inc. - Class II
	VIF	VIF
	U.S. Real	Core Plus Fixed	VIF
	Estate	Income	Growth
	Subaccount	Subaccount	Subaccount
	2018	2018	2018
Investment activity:
Reinvested dividends	$6,524	$985	$0
Risk and administrative expense (note 2)	(3,256)	(517)	(772)

Net investment activity	3,268	468	(772)

Reinvested capital gains	0	0	10,985

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,599	12	1,561
Unrealized gain (loss)	(29,526)	(1,219)	(9,537)

Net gain (loss) on investments	(26,927)	(1,207)	(7,976)

Net increase (decrease) in contract owners’ equity from operations	$(23,659)	$(739)	$2,237

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap	U.S.	Strategic	Global Trends
	Value	Equity Insights	Growth	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$4,679	$388	$580	$24
Risk and administrative expense (note 2)	(5,102)	(568)	(1,466)	(56)

Net investment activity	(423)	(180)	(886)	(32)

Reinvested capital gains	20,050	4,545	58,156	55

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(7,352)	2,427	350	158
Unrealized gain (loss)	(46,935)	(9,462)	(62,568)	(365)

Net gain (loss) on investments	(54,287)	(7,035)	(62,218)	(207)

Net increase (decrease) in contract owners’ equity from operations	$(34,660)	$(2,670)	$(4,948)	$(184)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Lazard Retirement Series, Inc. - Service Shares
	Emerging	U.S.	U.S.		Global
	Markets	Small-Mid	Equity	International	Dynamic
	Equity	Cap Equity	Select	Equity	Multi-Asset
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$4,429	$23	$19	$2,092	$136
Risk and administrative expense (note 2)	(3,180)	(1,747)	(30)	(2,037)	(182)

Net investment activity	1,249	(1,724)	(11)	55	(46)

Reinvested capital gains	0	13,306	264	6,806	588

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,997	(50)	2	(4,440)	237
Unrealized gain (loss)	(53,779)	(30,502)	(396)	(24,017)	(1,413)

Net gain (loss) on investments	(51,782)	(30,552)	(394)	(28,457)	(1,176)

Net increase (decrease) in contract owners’ equity from operations	$(50,533)	$(18,970)	$(141)	$(21,596)	$(634)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	The Prudential Series Fund, Inc. - Class II		J.P. Morgan Insurance Trust - Class I		AB Variable Products Series Fund, Inc. - Class B
	Jennison 20/20 Focus Subaccount	Jennison Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount	VPS Dynamic Asset Allocation Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$416	$2,604	$128
Risk and administrative expense (note 2)	(6,569)	(514)	(1,506)	(3,938)	(104)

Net investment activity	(6,569)	(514)	(1,090)	(1,334)	24

Reinvested capital gains	0	0	7,141	4,353	10

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	21,231	1,685	359	7,723	11
Unrealized gain (loss)	(45,779)	(2,252)	(21,322)	(52,510)	(776)

Net gain (loss) on investments	(24,548)	(567)	(20,963)	(44,787)	(765)

Net increase (decrease) in contract owners’ equity from operations	$(31,117)	$(1,081)	$(14,912)	$(41,768)	$(731)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	MFS® Variable Insurance Trust - Service Class			MFS® Variable Insurance Trust II - Service Class
				Massachusetts
				Investors
	New	Mid Cap	Total	Growth
	Discovery	Growth	Return	Stock
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$3,716	$48
Risk and administrative expense (note 2)	(817)	(940)	(2,754)	(193)

Net investment activity	(817)	(940)	962	(145)

Reinvested capital gains	7,827	11,498	8,556	857

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,192	18,224	12,056	292
Unrealized gain (loss)	(13,203)	(20,616)	(35,846)	(1,124)

Net gain (loss) on investments	(7,011)	(2,392)	(23,790)	(832)

Net increase (decrease) in contract owners’ equity from operations	$(1)	$8,166	$(14,272)	$(120)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	PIMCO Variable Insurance Trust - Administrative Shares
			Global	Commodity	Global
	Real	Total	Bond	RealReturn®	Diversified
	Return	Return	Opportunities	Strategy	Allocation	Short-Term
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$4,567	$16,172	$8,047	$420	$697	$624
Risk and administrative expense (note 2)	(2,494)	(8,686)	(1,677)	(272)	(480)	(334)

Net investment activity	2,073	7,486	6,370	148	217	290

Reinvested capital gains	0	7,140	343	0	789	509

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,359)	(8,193)	(1,051)	(537)	128	(2,340)
Unrealized gain (loss)	(7,289)	(20,415)	(12,598)	(3,006)	(4,980)	(1)

Net gain (loss) on investments	(8,648)	(28,608)	(13,649)	(3,543)	(4,852)	(2,341)

Net increase (decrease) in contract owners’ equity from operations	$(6,575)	$(13,982)	$(6,936)	$(3,395)	$(3,846)	$(1,542)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Calvert Variable Products, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	VP S&P
	500 Index	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$94	$59	$3,541	$0
Risk and administrative expense (note 2)	(66)	(78)	(6,431)	(1,649)

Net investment activity	28	(19)	(2,890)	(1,649)

Reinvested capital gains	338	728	5,815	5,627

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13	(1)	(5,381)	(29)
Unrealized gain (loss)	(664)	(1,195)	(40,437)	(16,323)

Net gain (loss) on investments	(651)	(1,196)	(45,818)	(16,352)

Net increase (decrease) in contract owners’ equity from operations	$(285)	$(487)	$(42,893)	$(12,374)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2018	2018	2018
Investment activity:
Reinvested dividends	$83	$3,647	$22
Risk and administrative expense (note 2)	(115)	(3,978)	(119)

Net investment activity	(32)	(331)	(97)

Reinvested capital gains	33	25,289	372

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	678	(6,609)	15
Unrealized gain (loss)	(1,930)	(41,740)	(1,854)

Net gain (loss) on investments	(1,252)	(48,349)	(1,839)

Net increase (decrease) in contract owners’ equity from operations	$(1,251)	$(23,391)	$(1,564)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust - Class 2			Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$18,797	$0	$5,027	$983
Risk and administrative expense (note 2)	(5,309)	(877)	(2,555)	(440)

Net investment activity	13,488	(877)	2,472	543

Reinvested capital gains	0	11,046	0	804

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,211	(563)	354	(36)
Unrealized gain (loss)	(37,046)	(8,698)	(36,002)	(4,660)

Net gain (loss) on investments	(35,835)	(9,261)	(35,648)	(4,696)

Net increase (decrease) in contract owners’ equity from operations	$(22,347)	$908	$(33,176)	$(3,349)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Primary Shares Subaccount	Managed Volatility Fund II Service Shares Subaccount (note 4)	Managed Tail Risk Fund II Service Shares Subaccount (note 4)
	2018	2018	2018 (b)	2018
Investment activity:
Reinvested dividends	$0	$2,189	$0	$12
Risk and administrative expense (note 2)	(627)	(1,037)	(2)	(3)

Net investment activity	(627)	1,152	(2)	9

Reinvested capital gains	3,295	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	467	448	0	(20)
Unrealized gain (loss)	(2,160)	(9,027)	(37)	5

Net gain (loss) on investments	(1,693)	(8,579)	(37)	(15)

Net increase (decrease) in contract owners’ equity from operations	$975	$(7,427)	$(39)	$(6)

(b)	Period from August 17, 2018 date of commencement of operations, to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	ALPS Variable Investors Trust - Class II
	Morningstar Conservative ETF Asset Allocation Subaccount	Morningstar Income & Growth ETF Asset Allocation Subaccount	Morningstar Balanced ETF Asset Allocation Subaccount	Morningstar Growth ETF Asset Allocation Subaccount	Morningstar Aggressive Growth ETF Asset Allocation Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$6,785	$2,286	$10,419	$2,967	$1,535
Risk and administrative expense (note 2)	(3,561)	(1,526)	(8,456)	(2,274)	(1,350)

Net investment activity	3,224	760	1,963	693	185

Reinvested capital gains	4,525	4,191	46,872	16,743	9,046

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(600)	(5,985)	(664)	37	951
Unrealized gain (loss)	(16,867)	(5,694)	(98,181)	(34,038)	(21,960)

Net gain (loss) on investments	(17,467)	(11,679)	(98,845)	(34,001)	(21,009)

Net increase (decrease) in contract owners’ equity from operations	$(9,718)	$(6,728)	$(50,010)	$(16,565)	$(11,778)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2018

	Ivy Variable Insurance Portfolios			Northern Lights Variable Trust - Class 2
	VIP Asset Strategy Subaccount	VIP Natural Resources Subaccount	VIP Science and Technology Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$2,284	$12	$0	$304	$2,179	$1,074
Risk and administrative expense (note 2)	(1,623)	(56)	(602)	(272)	(1,785)	(906)

Net investment activity	661	(44)	(602)	32	394	168

Reinvested capital gains	5,004	0	5,804	944	6,357	3,796

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(123)	(7)	1,558	509	118	152
Unrealized gain (loss)	(13,759)	(1,083)	(9,040)	(2,826)	(18,337)	(11,024)

Net gain (loss) on investments	(13,882)	(1,090)	(7,482)	(2,317)	(18,219)	(10,872)

Net increase (decrease) in contract owners’ equity from operations	$(8,217)	$(1,134)	$(2,280)	$(1,341)	$(11,468)	$(6,908)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Equity Subaccount		ON Bond Subaccount		ON Omni Subaccount		ON International Equity Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,715)	$(7,387)	$(4,834)	$(6,385)	$(5,087)	$(4,564)	$(2,709)	$(2,667)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	9,386	114,477	3,103	39,983	5,512	21,930	3,149	10,023
Unrealized gain (loss)	(79,625)	(39,813)	(14,487)	(9,515)	(64,961)	43,535	(30,477)	39,049

Net increase (decrease) in contract owners’ equity from operations	(76,954)	67,277	(16,218)	24,083	(64,536)	60,901	(30,037)	46,405

Equity transactions:
Contract purchase payments (note 1)	24,342	24,078	27,164	55,083	11,574	12,831	14,648	17,661
Transfers (to) and from other subaccounts	970	(122,527)	(5,720)	(213,357)	0	0	0	2,178
Transfers (to) and from fixed dollar contract	90	110	0	0	38,325	4,740	0	0
Withdrawals, surrenders and death benefit payments	(16,610)	(192,894)	(14,651)	(44,340)	(7,312)	(52,758)	(16,575)	(58,725)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	8,792	(291,233)	6,793	(202,614)	42,587	(35,187)	(1,927)	(38,886)

Net change in contract owners’ equity	(68,162)	(223,956)	(9,425)	(178,531)	(21,949)	25,714	(31,964)	7,519
Contract owners’ equity:
Beginning of period	507,749	731,705	365,142	543,673	372,510	346,796	203,332	195,813

End of period	$439,587	$507,749	$355,717	$365,142	$350,561	$372,510	$171,368	$203,332

Change in units:
Beginning units	17,728	28,904	14,983	23,370	11,809	13,132	11,935	14,384

Units purchased	901	944	1,153	2,299	1,606	598	880	1,290
Units redeemed	(576)	(12,120)	(872)	(10,686)	(229)	(1,921)	(1,052)	(3,739)

Ending units	18,053	17,728	15,264	14,983	13,186	11,809	11,763	11,935

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Capital Appreciation Subaccount		ON Foreign Subaccount		ON Janus Henderson Forty Subaccount		ON Janus Henderson Venture Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,046)	$(12,451)	$(1,195)	$(1,492)	$(2,366)	$(1,989)	$(6,277)	$(5,669)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	46,031	216,021	2,175	21,178	2,572	50,665	14,060	32,418
Unrealized gain (loss)	(105,087)	(123,768)	(16,482)	493	5,182	(12,513)	(38,735)	59,011

Net increase (decrease) in contract owners’ equity from operations	(66,102)	79,802	(15,502)	20,179	5,388	36,163	(30,952)	85,760

Equity transactions:
Contract purchase payments (note 1)	39,214	57,060	5,345	8,105	9,081	10,280	16,114	19,785
Transfers (to) and from other subaccounts	745	424,243	997	(34,813)	185	(89,349)	1,477	(3,087)
Transfers (to) and from fixed dollar contract	(2,045)	0	(3,474)	61	0	0	1,263	1,123
Withdrawals, surrenders and death benefit payments	(123,707)	(729,734)	(3,599)	(52,242)	(2,338)	(17,333)	(24,103)	(89,952)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(85,793)	(248,431)	(731)	(78,889)	6,928	(96,402)	(5,249)	(72,131)

Net change in contract owners’ equity	(151,895)	(168,629)	(16,233)	(58,710)	12,316	(60,239)	(36,201)	13,629
Contract owners’ equity:
Beginning of period	531,176	699,805	92,408	151,118	153,463	213,702	433,168	419,539

End of period	$379,281	$531,176	$76,175	$92,408	$165,779	$153,463	$396,967	$433,168

Change in units:
Beginning units	8,387	12,627	2,345	4,535	7,413	13,005	11,407	13,515

Units purchased	625	8,533	171	232	401	1,097	468	619
Units redeemed	(1,988)	(12,773)	(194)	(2,422)	(100)	(6,689)	(559)	(2,727)

Ending units	7,024	8,387	2,322	2,345	7,714	7,413	11,316	11,407

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Janus Henderson Enterprise Subaccount		ON S&P 500® Index Subaccount		ON Federated Strategic Value Dividend Subaccount		ON Federated High Income Bond Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,040)	$(5,246)	$(15,274)	$(15,141)	$(1,786)	$(2,182)	$(1,929)	$(2,249)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	37,654	46,503	41,092	273,714	6,793	16,190	4,432	17,355
Unrealized gain (loss)	(46,745)	47,764	(97,283)	(56,106)	(17,996)	5,516	(8,699)	(6,836)

Net increase (decrease) in contract owners’ equity from operations	(15,131)	89,021	(71,465)	202,467	(12,989)	19,524	(6,196)	8,270

Equity transactions:
Contract purchase payments (note 1)	17,724	21,291	99,636	78,884	17,134	24,954	12,183	27,044
Transfers (to) and from other subaccounts	1,124	(85,347)	90,855	(45,731)	(21,089)	(14,370)	0	(688)
Transfers (to) and from fixed dollar contract	178	109	1,085	2,541	(677)	1,015	(610)	0
Withdrawals, surrenders and death benefit payments	(69,130)	(27,452)	(127,310)	(425,192)	(17,582)	(49,123)	(22,230)	(33,895)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(50,104)	(91,399)	64,266	(389,498)	(22,214)	(37,524)	(10,657)	(7,539)

Net change in contract owners’ equity	(65,235)	(2,378)	(7,199)	(187,031)	(35,203)	(18,000)	(16,853)	731
Contract owners’ equity:
Beginning of period	432,091	434,469	1,124,781	1,311,812	153,363	171,363	148,706	147,975

End of period	$366,856	$432,091	$1,117,582	$1,124,781	$118,160	$153,363	$131,853	$148,706

Change in units:
Beginning units	10,034	12,653	29,704	41,492	7,939	10,032	5,730	6,018

Units purchased	420	572	4,964	16,322	992	2,854	474	2,747
Units redeemed	(1,533)	(3,191)	(3,253)	(28,110)	(2,159)	(4,947)	(881)	(3,035)

Ending units	8,921	10,034	31,415	29,704	6,772	7,939	5,323	5,730

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON ClearBridge Small Cap Subaccount		ON Nasdaq-100® Index Subaccount		ON Bristol Subaccount		ON Bryton Growth Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,120)	$(2,321)	$(3,519)	$(4,066)	$(730)	$(619)	$(1,274)	$(1,263)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,152	35,247	6,848	164,815	1,351	466	2,774	8,898
Unrealized gain (loss)	(16,962)	(15,643)	(8,770)	(69,162)	(11,165)	10,210	(6,826)	9,550

Net increase (decrease) in contract owners’ equity from operations	(16,930)	17,283	(5,441)	91,587	(10,544)	10,057	(5,326)	17,185

Equity transactions:
Contract purchase payments (note 1)	15,687	13,751	43,045	35,485	4,557	5,121	4,981	5,265
Transfers (to) and from other subaccounts	353	(9,595)	9,911	(5,287)	0	0	0	0
Transfers (to) and from fixed dollar contract	155	188	0	0	(1,399)	0	(822)	0
Withdrawals, surrenders and death benefit payments	(2,725)	(54,205)	(28,100)	(219,286)	(1,505)	(962)	(4,313)	(25,473)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	13,470	(49,861)	24,856	(189,088)	1,653	4,159	(154)	(20,208)

Net change in contract owners’ equity	(3,460)	(32,578)	19,415	(97,501)	(8,891)	14,216	(5,480)	(3,023)
Contract owners’ equity:
Beginning of period	145,503	178,081	225,955	323,456	53,944	39,728	86,592	89,615

End of period	$142,043	$145,503	$245,370	$225,955	$45,053	$53,944	$81,112	$86,592

Change in units:
Beginning units	6,362	8,620	16,570	30,991	1,844	1,686	4,260	5,289

Units purchased	688	1,516	3,552	45,717	158	197	226	286
Units redeemed	(117)	(3,774)	(1,807)	(60,138)	(99)	(39)	(220)	(1,315)

Ending units	6,933	6,362	18,315	16,570	1,903	1,844	4,266	4,260

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON ICON Balanced Subaccount		ON S&P MidCap 400® Index Subaccount		ON Bristol Growth Subaccount		ON Risk Managed Balanced Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,944)	$(2,749)	$(289)	$(502)	$(380)	$(326)	$(439)	$(134)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,290	4,474	201	7,550	1,045	287	(2,791)	695
Unrealized gain (loss)	(26,054)	16,641	(4,011)	615	(5,033)	6,031	(1,358)	945

Net increase (decrease) in contract owners’ equity from operations	(25,708)	18,366	(4,099)	7,663	(4,368)	5,992	(4,588)	1,506

Equity transactions:
Contract purchase payments (note 1)	15,219	26,830	10,011	1,003	1,672	2,075	1,285	856
Transfers (to) and from other subaccounts	(6,672)	0	9,619	3,990	0	0	3,725	0
Transfers (to) and from fixed dollar contract	0	0	0	0	(1,398)	0	0	0
Withdrawals, surrenders and death benefit payments	(8,011)	(20,995)	(2,552)	(3,948)	(863)	(757)	0	(9,078)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	536	5,835	17,078	1,045	(589)	1,318	5,010	(8,222)

Net change in contract owners’ equity	(25,172)	24,201	12,979	8,708	(4,957)	7,310	422	(6,716)
Contract owners’ equity:
Beginning of period	216,406	192,205	12,366	3,658	28,224	20,914	6,568	13,284

End of period	$191,234	$216,406	$25,345	$12,366	$23,267	$28,224	$6,990	$6,568

Change in units:
Beginning units	11,417	11,099	905	305	1,343	1,273	529	1,242

Units purchased	810	1,598	1,401	7,451	81	114	8,206	74
Units redeemed	(792)	(1,280)	(184)	(6,851)	(106)	(44)	(8,160)	(787)

Ending units	11,435	11,417	2,122	905	1,318	1,343	575	529

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Fidelity® Variable Insurance Products Fund - Service Class		Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Government Money Market Subaccount		VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$369	$(3,953)	$(8,576)	$(7,188)	$(9,501)	$(5,688)	$(6,690)	$(3,812)
Reinvested capital gains	0	0	77,069	39,066	90,411	55,329	104,697	19,732
Realized gain (loss)	(8)	26	8,445	13,104	13,889	35,565	13,865	16,100
Unrealized gain (loss)	0	0	(224,899)	102,668	(174,398)	97,877	(107,215)	44,470

Net increase (decrease) in contract owners’ equity from operations	361	(3,927)	(147,961)	147,650	(79,599)	183,083	4,657	76,490

Equity transactions:
Contract purchase payments (note 1)	54,125	96,143	47,527	63,900	42,877	52,971	29,527	25,631
Transfers (to) and from other subaccounts	389,261	(86,093)	(18,639)	31,217	840	1,019	(405,758)	423,457
Transfers (to) and from fixed dollar contract	(25,491)	0	14,436	109	311	5,375	90	109
Withdrawals, surrenders and death benefit payments	(44,039)	(445,024)	(16,801)	(119,279)	(52,593)	(166,800)	(19,271)	(32,631)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	373,856	(434,974)	26,523	(24,053)	(8,565)	(107,435)	(395,412)	416,566

Net change in contract owners’ equity	374,217	(438,901)	(121,438)	123,597	(88,164)	75,648	(390,755)	493,056
Contract owners’ equity:
Beginning of period	159,436	598,337	910,614	787,017	1,027,425	951,777	718,964	225,908

End of period	$533,653	$159,436	$789,176	$910,614	$939,261	$1,027,425	$328,209	$718,964

Change in units:
Beginning units	12,779	47,594	21,153	21,744	39,840	44,278	45,863	19,170

Units purchased	104,167	53,252	1,516	2,557	1,651	2,586	7,575	31,394
Units redeemed	(74,253)	(88,067)	(867)	(3,148)	(1,950)	(7,024)	(32,125)	(4,701)

Ending units	42,693	12,779	21,802	21,153	39,541	39,840	21,313	45,863

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Fidelity® Variable Insurance Products Fund - Service Class 2						Janus Investment Fund - Class S
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount		Janus Subaccount (note 4)
	2018	2017	2018	2017	2018	2017	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,437	$239	$1,022	$214	$(1,479)	$1	$(165)
Reinvested capital gains	8,672	4,480	4,231	5,496	152	237	1,366
Realized gain (loss)	255	6,969	(1,333)	533	2,548	63	11,271
Unrealized gain (loss)	(29,017)	8,998	(10,596)	(3,950)	(708)	128	(8,183)

Net increase (decrease) in contract owners’ equity from operations	(18,653)	20,686	(6,676)	2,293	513	429	4,289

Equity transactions:
Contract purchase payments (note 1)	15,210	14,059	11,513	14,697	8,140	1,954	0
Transfers (to) and from other subaccounts	185	(47,104)	(324)	(21,930)	(7,506)	0	(39,672)
Transfers (to) and from fixed dollar contract	0	0	(694)	0	0	0	0
Withdrawals, surrenders and death benefit payments	(8,532)	(14,904)	(11,604)	(5,403)	0	(777)	0
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	6,863	(47,949)	(1,109)	(12,636)	634	1,177	(39,672)

Net change in contract owners’ equity	(11,790)	(27,263)	(7,785)	(10,343)	1,147	1,606	(35,383)
Contract owners’ equity:
Beginning of period	187,448	214,711	82,436	92,779	4,040	2,434	35,383

End of period	$175,658	$187,448	$74,651	$82,436	$5,187	$4,040	$0

Change in units:
Beginning units	8,034	10,229	3,494	4,027	325	225	2,834

Units purchased	668	8,304	515	632	33,900	166	0
Units redeemed	(358)	(10,499)	(581)	(1,165)	(33,775)	(66)	(2,834)

Ending units	8,344	8,034	3,428	3,494	450	325	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Investment Fund - Class S
	Janus Henderson Research Subaccount (note 4)		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount		Janus Henderson Overseas Subaccount
	2018	2017 (a)	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(323)	$(159)	$(308)	$(361)	$50	$298	$(474)	$148
Reinvested capital gains	1,988	1,080	1,844	0	5,281	3,549	0	0
Realized gain (loss)	538	508	488	2,968	5,217	3,308	(63)	(1,636)
Unrealized gain (loss)	(2,880)	1,688	(5,091)	5,214	(12,652)	9,168	(10,134)	16,622

Net increase (decrease) in contract owners’ equity from operations	(677)	3,117	(3,067)	7,821	(2,104)	16,323	(10,671)	15,134

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	(43)	0	0
Transfers (to) and from other subaccounts	0	39,671	0	0	0	0	0	(5,314)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(3,462)	(18,518)	(411)	(5,242)	(24,785)	(11,047)	0	(1,779)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(3,462)	21,153	(411)	(5,242)	(24,785)	(11,090)	0	(7,093)

Net change in contract owners’ equity	(4,139)	24,270	(3,478)	2,579	(26,889)	5,233	(10,671)	8,041
Contract owners’ equity:
Beginning of period	24,270	0	36,228	33,649	109,886	104,653	63,792	55,751

End of period	$20,131	$24,270	$32,750	$36,228	$82,997	$109,886	$53,121	$63,792

Change in units:
Beginning units	1,544	0	2,404	2,785	4,433	4,918	2,857	3,225

Units purchased	0	2,833	0	0	0	0	0	0
Units redeemed	(204)	(1,289)	(30)	(381)	(1,048)	(485)	0	(368)

Ending units	1,340	1,544	2,374	2,404	3,385	4,433	2,857	2,857

(a)	Period from April 28, 2017 date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount		Janus Henderson Overseas Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(384)	$(366)	$(69)	$(97)	$2,533	$103	$774	$574
Reinvested capital gains	1,959	326	0	0	12,884	677	0	0
Realized gain (loss)	739	344	71	1,423	4,361	7,474	(3,279)	(10,079)
Unrealized gain (loss)	(3,681)	7,294	(2,035)	2,055	(26,056)	47,378	(40,318)	73,163

Net increase (decrease) in contract owners’ equity from operations	(1,367)	7,598	(2,033)	3,381	(6,278)	55,632	(42,823)	63,658

Equity transactions:
Contract purchase payments (note 1)	658	3,206	5,054	4,061	16,111	14,964	10,668	17,363
Transfers (to) and from other subaccounts	0	0	0	(4,962)	27,903	(42,466)	10,486	2,926
Transfers (to) and from fixed dollar contract	0	0	0	0	74,434	0	2,250	0
Withdrawals, surrenders and death benefit payments	(3,048)	(4,435)	0	(3,647)	(13,431)	(21,738)	(24,621)	(38,307)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(2,390)	(1,229)	5,054	(4,548)	105,017	(49,240)	(1,217)	(18,018)

Net change in contract owners’ equity	(3,757)	6,369	3,021	(1,167)	98,739	6,392	(44,040)	45,640
Contract owners’ equity:
Beginning of period	37,422	31,053	18,157	19,324	384,900	378,508	266,503	220,863

End of period	$33,665	$37,422	$21,178	$18,157	$483,639	$384,900	$222,463	$266,503

Change in units:
Beginning units	1,288	1,345	736	979	17,886	20,503	19,426	20,779

Units purchased	21	130	201	181	5,462	937	1,700	1,896
Units redeemed	(101)	(187)	0	(424)	(666)	(3,554)	(1,758)	(3,249)

Ending units	1,208	1,288	937	736	22,682	17,886	19,368	19,426

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Aspen Series - Service Shares		Legg Mason Partners Variable Equity Trust - Class I
	Janus Henderson U.S. Low Volatility Subaccount		ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$384	$(193)	$87	$(34)	$109	$(256)	$249	$117
Reinvested capital gains	1,744	0	2,096	0	2,275	810	0	0
Realized gain (loss)	1,028	9,018	211	3,393	0	3,831	752	642
Unrealized gain (loss)	(8,618)	4,137	(4,497)	3,525	(5,908)	2,356	(5,459)	5,256

Net increase (decrease) in contract owners’ equity from operations	(5,462)	12,962	(2,103)	6,884	(3,524)	6,741	(4,458)	6,015

Equity transactions:
Contract purchase payments (note 1)	13,319	18,420	2,474	2,196	6,645	10,168	9,195	14,296
Transfers (to) and from other subaccounts	(4,020)	(2,992)	(560)	(65,354)	0	(66,044)	0	0
Transfers (to) and from fixed dollar contract	0	7,742	47	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(4,818)	(49,424)	0	(12,435)	0	(5,900)	(8,723)	(9,291)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	4,481	(26,254)	1,961	(75,593)	6,645	(61,776)	472	5,005

Net change in contract owners’ equity	(981)	(13,292)	(142)	(68,709)	3,121	(55,035)	(3,986)	11,020
Contract owners’ equity:
Beginning of period	92,465	105,757	32,186	100,895	28,949	83,984	55,209	44,189

End of period	$91,484	$92,465	$32,044	$32,186	$32,070	$28,949	$51,223	$55,209

Change in units:
Beginning units	5,128	6,682	1,773	6,536	1,258	4,135	4,269	3,845

Units purchased	754	3,768	148	132	292	9,022	722	1,165
Units redeemed	(492)	(5,322)	(40)	(4,895)	0	(11,899)	(672)	(741)

Ending units	5,390	5,128	1,881	1,773	1,550	1,258	4,319	4,269

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Wells Fargo Variable Trust		Morgan Stanley Variable Insurance Fund, Inc. - Class I				Morgan Stanley Variable Insurance Fund, Inc. - Class II:
	Discovery Subaccount		VIF U.S. Real Estate Subaccount		VIF Core Plus Fixed Fixed Income Subaccount		VIF Growth Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(727)	$(662)	$3,268	$170	$468	$625	$(772)	$(528)
Reinvested capital gains	6,948	2,593	0	0	0	0	10,985	3,325
Realized gain (loss)	10,041	239	2,599	14,325	12	584	1,561	(19)
Unrealized gain (loss)	(16,992)	9,669	(29,526)	(10,832)	(1,219)	607	(9,537)	9,979

Net increase (decrease) in contract owners’ equity from operations	(730)	11,839	(23,659)	3,663	(739)	1,816	2,237	12,757

Equity transactions:
Contract purchase payments (note 1)	0	0	19,340	29,115	3,784	6,183	8,990	10,853
Transfers (to) and from other subaccounts	0	0	0	(24,727)	0	0	5,770	(7,118)
Transfers (to) and from fixed dollar contract	0	0	(10,312)	4,598	0	0	2,400	1,900
Withdrawals, surrenders and death benefit payments	(30,918)	0	(9,257)	(54,044)	(504)	(11,044)	(9,158)	(2,210)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(30,918)	0	(229)	(45,058)	3,280	(4,861)	8,002	3,425

Net change in contract owners’ equity	(31,648)	11,839	(23,888)	(41,395)	2,541	(3,045)	10,239	16,182
Contract owners’ equity:
Beginning of period	55,025	43,186	256,279	297,674	37,526	40,571	48,529	32,347

End of period	$23,377	$55,025	$232,391	$256,279	$40,067	$37,526	$58,768	$48,529

Change in units:
Beginning units	2,424	2,424	4,799	5,671	2,575	2,919	1,945	1,827

Units purchased	0	0	377	646	265	438	612	600
Units redeemed	(1,301)	0	(397)	(1,518)	(35)	(782)	(332)	(482)

Ending units	1,123	2,424	4,779	4,799	2,805	2,575	2,225	1,945

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Goldman Sachs Variable Insurance Trust - Institutional Shares						Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(423)	$1,479	$(180)	$41	$(886)	$(550)	$(32)	$(36)
Reinvested capital gains	20,050	66,088	4,545	3,978	58,156	3,959	55	104
Realized gain (loss)	(7,352)	(96)	2,427	437	350	799	158	4
Unrealized gain (loss)	(46,935)	(38,086)	(9,462)	2,570	(62,568)	13,853	(365)	326

Net increase (decrease) in contract owners’ equity from operations	(34,660)	29,385	(2,670)	7,026	(4,948)	18,061	(184)	398

Equity transactions:
Contract purchase payments (note 1)	22,635	22,840	3,803	3,249	4,235	5,779	771	671
Transfers (to) and from other subaccounts	(21,693)	22,177	134	162	22,399	18,319	0	0
Transfers (to) and from fixed dollar contract	(3,442)	377	0	0	0	4,740	0	0
Withdrawals, surrenders and death benefit payments	(24,051)	(15,892)	(12,624)	(1,083)	0	(2,914)	(1,295)	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(26,551)	29,502	(8,687)	2,328	26,634	25,924	(524)	671

Net change in contract owners’ equity	(61,211)	58,887	(11,357)	9,354	21,686	43,985	(708)	1,069
Contract owners’ equity:
Beginning of period	386,463	327,576	39,345	29,991	95,020	51,035	4,201	3,132

End of period	$325,252	$386,463	$27,988	$39,345	$116,706	$95,020	$3,493	$4,201

Change in units:
Beginning units	19,035	17,489	1,863	1,738	4,743	3,285	335	279

Units purchased	1,178	2,358	179	179	1,224	1,620	62	56
Units redeemed	(2,475)	(812)	(610)	(54)	0	(162)	(102)	0

Ending units	17,738	19,035	1,432	1,863	5,967	4,743	295	335

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Equity Select Subaccount		International Equity Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,249	$795	$(1,724)	$(4,710)	$(11)	$5	$55	$1,998
Reinvested capital gains	0	0	13,306	40,303	264	53	6,806	36,596
Realized gain (loss)	1,997	6,573	(50)	(62,579)	2	22	(4,440)	3,608
Unrealized gain (loss)	(53,779)	53,415	(30,502)	51,777	(396)	159	(24,017)	(11,977)

Net increase (decrease) in contract owners’ equity from operations	(50,533)	60,783	(18,970)	24,791	(141)	239	(21,596)	30,225

Equity transactions:
Contract purchase payments (note 1)	14,000	23,167	6,410	28,652	671	560	13,857	29,427
Transfers (to) and from other subaccounts	47	(42,245)	134	423,271	0	0	(34,919)	0
Transfers (to) and from fixed dollar contract	(5,490)	7,292	0	0	0	0	(2,122)	3,759
Withdrawals, surrenders and death benefit payments	(7,818)	(73,430)	(680)	(771,510)	0	(543)	(10,637)	(37,479)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	739	(85,216)	5,864	(319,587)	671	17	(33,821)	(4,293)

Net change in contract owners’ equity	(49,794)	(24,433)	(13,106)	(294,796)	530	256	(55,417)	25,932
Contract owners’ equity:
Beginning of period	257,685	282,118	125,648	420,444	1,826	1,570	172,966	147,034

End of period	$207,891	$257,685	$112,542	$125,648	$2,356	$1,826	$117,549	$172,966

Change in units:
Beginning units	6,442	8,896	3,127	11,765	90	90	10,365	10,636

Units purchased	389	845	161	12,706	32	30	928	2,190
Units redeemed	(363)	(3,299)	(16)	(21,344)	0	(30)	(3,000)	(2,461)

Ending units	6,468	6,442	3,272	3,127	122	90	8,293	10,365

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(46)	$(292)	$(6,569)	$(5,662)	$(514)	$(462)
Reinvested capital gains	588	815	0	0	0	0
Realized gain (loss)	237	2,770	21,231	21,165	1,685	7,170
Unrealized gain (loss)	(1,413)	124	(45,779)	87,940	(2,252)	3,128

Net increase (decrease) in contract owners’ equity from operations	(634)	3,417	(31,117)	103,443	(1,081)	9,836

Equity transactions:
Contract purchase payments (note 1)	4,077	8,281	18,156	42,342	5,563	13,735
Transfers (to) and from other subaccounts	0	(324)	861	428	120	0
Transfers (to) and from fixed dollar contract	0	0	243	188	0	0
Withdrawals, surrenders and death benefit payments	(9,558)	(14,855)	(33,220)	(49,096)	(3,350)	(19,672)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(5,481)	(6,898)	(13,960)	(6,138)	2,333	(5,937)

Net change in contract owners’ equity	(6,115)	(3,481)	(45,077)	97,305	1,252	3,899
Contract owners’ equity:
Beginning of period	15,234	18,715	473,265	375,960	33,301	29,402

End of period	$9,119	$15,234	$428,188	$473,265	$34,553	$33,301

Change in units:
Beginning units	1,022	1,493	14,266	14,508	1,029	1,220

Units purchased	274	3,897	556	1,494	176	482
Units redeemed	(632)	(4,368)	(946)	(1,736)	(110)	(673)

Ending units	664	1,022	13,876	14,266	1,095	1,029

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	J.P. Morgan Insurance Trust - Class I				AB Variable Products Series Fund, Inc. - Class B
	Small Cap Core Subaccount		Mid Cap Value Subaccount		VPS Dynamic Asset Allocation Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,090)	$(979)	$(1,334)	$(2,323)	$24	$24
Reinvested capital gains	7,141	568	4,353	12,333	10	0
Realized gain (loss)	359	31,560	7,723	61,596	11	41
Unrealized gain (loss)	(21,322)	(18,764)	(52,510)	(32,616)	(776)	519

Net increase (decrease) in contract owners’ equity from operations	(14,912)	12,385	(41,768)	38,990	(731)	584

Equity transactions:
Contract purchase payments (note 1)	8,876	15,581	29,181	37,007	2,741	2,772
Transfers (to) and from other subaccounts	538	(49,835)	(4,687)	57,374	0	1
Transfers (to) and from fixed dollar contract	0	0	88	3,994	0	0
Withdrawals, surrenders and death benefit payments	(600)	(9,794)	(22,419)	(216,833)	0	(698)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	8,814	(44,048)	2,163	(118,458)	2,741	2,075

Net change in contract owners’ equity	(6,098)	(31,663)	(39,605)	(79,468)	2,010	2,659
Contract owners’ equity:
Beginning of period	103,447	135,110	271,732	351,200	6,527	3,868

End of period	$97,349	$103,447	$232,127	$271,732	$8,537	$6,527

Change in units:
Beginning units	3,052	4,532	5,984	8,682	505	338

Units purchased	269	2,952	2,903	6,770	218	226
Units redeemed	(16)	(4,432)	(3,010)	(9,468)	0	(59)

Ending units	3,305	3,052	5,877	5,984	723	505

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	MFS® Variable Insurance Trust - Service Class						MFS® Variable Insurance Trust II - Service Class
	New Discovery Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount		Massachusetts Investors Growth Stock Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(817)	$(971)	$(940)	$(1,322)	$962	$1,902	$(145)	$(164)
Reinvested capital gains	7,827	1,419	11,498	5,896	8,556	7,000	857	645
Realized gain (loss)	6,192	766	18,224	5,592	12,056	14,127	292	206
Unrealized gain (loss)	(13,203)	14,685	(20,616)	12,150	(35,846)	3,787	(1,124)	3,071

Net increase (decrease) in contract owners’ equity from operations	(1)	15,899	8,166	22,316	(14,272)	26,816	(120)	3,758

Equity transactions:
Contract purchase payments (note 1)	2,988	5,131	5,174	4,641	9,036	4,771	2,429	3,342
Transfers (to) and from other subaccounts	354	343	0	(45,220)	12,700	(86,039)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(30,191)	(12,663)	(80,638)	(6,939)	(90,963)	(29,196)	(2,496)	(9,173)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(26,849)	(7,189)	(75,464)	(47,518)	(69,227)	(110,464)	(67)	(5,831)

Net change in contract owners’ equity	(26,850)	8,710	(67,298)	(25,202)	(83,499)	(83,648)	(187)	(2,073)
Contract owners’ equity:
Beginning of period	76,832	68,122	104,265	129,467	260,543	344,191	14,487	16,560

End of period	$49,982	$76,832	$36,967	$104,265	$177,044	$260,543	$14,300	$14,487

Change in units:
Beginning units	2,762	3,053	5,746	8,919	12,332	18,009	1,127	1,629

Units purchased	111	222	263	283	1,037	377	180	289
Units redeemed	(1,020)	(513)	(3,963)	(3,456)	(4,345)	(6,054)	(186)	(791)

Ending units	1,853	2,762	2,046	5,746	9,024	12,332	1,121	1,127

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Opportunities Subaccount		CommodityRealReturn® Strategy Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,073	$2,049	$7,486	$5,071	$6,370	$827	$148	$1,833
Reinvested capital gains	0	0	7,140	0	343	0	0	0
Realized gain (loss)	(1,359)	(13,647)	(8,193)	(2,567)	(1,051)	(1,672)	(537)	(1,789)
Unrealized gain (loss)	(7,289)	17,375	(20,415)	24,011	(12,598)	10,248	(3,006)	128

Net increase (decrease) in contract owners’ equity from operations	(6,575)	5,777	(13,982)	26,515	(6,936)	9,403	(3,395)	172

Equity transactions:
Contract purchase payments (note 1)	21,534	43,570	62,440	54,683	6,059	10,756	2,656	3,239
Transfers (to) and from other subaccounts	141	(138,054)	(5,008)	11,635	(749)	(5,842)	1,619	(2,066)
Transfers (to) and from fixed dollar contract	(771)	0	(160,848)	0	(767)	0	(499)	0
Withdrawals, surrenders and death benefit payments	(11,494)	(71,605)	(66,522)	(74,884)	(11,146)	(18,713)	(143)	(1,916)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	9,410	(166,089)	(169,938)	(8,566)	(6,603)	(13,799)	3,633	(743)

Net change in contract owners’ equity	2,835	(160,312)	(183,920)	17,949	(13,539)	(4,396)	238	(571)
Contract owners’ equity:
Beginning of period	183,804	344,116	761,696	743,747	131,689	136,085	19,458	20,029

End of period	$186,639	$183,804	$577,776	$761,696	$118,150	$131,689	$19,696	$19,458

Change in units:
Beginning units	11,195	21,435	43,786	44,268	7,514	8,322	2,947	3,058

Units purchased	1,375	2,690	3,695	6,435	354	659	709	506
Units redeemed	(788)	(12,930)	(13,638)	(6,917)	(736)	(1,467)	(134)	(617)

Ending units	11,782	11,195	33,843	43,786	7,132	7,514	3,522	2,947

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	PIMCO Variable Insurance Trust - Administrative Shares				Calvert Variable Products, Inc.
	Global Diversified Allocation Subaccount		Short-Term Subaccount		VP S&P 500 Index Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$217	$316	$290	$292	$28	$(12)
Reinvested capital gains	789	0	509	0	338	165
Realized gain (loss)	128	682	(2,340)	234	13	617
Unrealized gain (loss)	(4,980)	3,094	(1)	0	(664)	265

Net increase (decrease) in contract owners’ equity from operations	(3,846)	4,092	(1,542)	526	(285)	1,035

Equity transactions:
Contract purchase payments (note 1)	11,476	22,662	5,070	186	0	0
Transfers (to) and from other subaccounts	0	(38,176)	(3,528)	(524)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(3,529)	0	0	0	0	(4,923)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	7,947	(15,514)	1,542	(338)	0	(4,923)

Net change in contract owners’ equity	4,101	(11,422)	0	188	(285)	(3,888)
Contract owners’ equity:
Beginning of period	31,694	43,116	286	98	4,727	8,615

End of period	$35,795	$31,694	$286	$286	$4,442	$4,727

Change in units:
Beginning units	2,410	3,781	28	10	280	612

Units purchased	887	5,571	39,917	75,431	0	0
Units redeemed	(267)	(6,942)	(39,917)	(75,413)	0	(332)

Ending units	3,030	2,410	28	28	280	280

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(19)	$(39)	$(2,890)	$(1,799)	$(1,649)	$(1,085)
Reinvested capital gains	728	1,538	5,815	0	5,627	12,835
Realized gain (loss)	(1)	488	(5,381)	(11,255)	(29)	1,388
Unrealized gain (loss)	(1,195)	601	(40,437)	31,011	(16,323)	(8,448)

Net increase (decrease) in contract owners’ equity from operations	(487)	2,588	(42,893)	17,957	(12,374)	4,690

Equity transactions:
Contract purchase payments (note 1)	224	2,560	21,880	28,605	3,202	8,597
Transfers (to) and from other subaccounts	0	0	0	343	2,281	0
Transfers (to) and from fixed dollar contract	0	0	(9,129)	4,740	0	0
Withdrawals, surrenders and death benefit payments	0	(9,231)	(39,060)	(48,345)	(2,021)	(59,252)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	224	(6,671)	(26,309)	(14,657)	3,462	(50,655)

Net change in contract owners’ equity	(263)	(4,083)	(69,202)	3,300	(8,912)	(45,965)
Contract owners’ equity:
Beginning of period	5,555	9,638	481,197	477,897	116,903	162,868

End of period	$5,292	$5,555	$411,995	$481,197	$107,991	$116,903

Change in units:
Beginning units	206	449	13,427	13,865	4,237	6,126

Units purchased	8	109	597	1,031	198	327
Units redeemed	0	(352)	(1,312)	(1,469)	(74)	(2,216)

Ending units	214	206	12,712	13,427	4,361	4,237

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)				Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(32)	$(2)	$(331)	$7,264	$(97)	$(63)
Reinvested capital gains	33	0	25,289	16,919	372	0
Realized gain (loss)	678	576	(6,609)	(4,230)	15	651
Unrealized gain (loss)	(1,930)	1,514	(41,740)	6,542	(1,854)	455

Net increase (decrease) in contract owners’ equity from operations	(1,251)	2,088	(23,391)	26,495	(1,564)	1,043

Equity transactions:
Contract purchase payments (note 1)	7,794	2,037	31,960	33,231	1,222	2,293
Transfers (to) and from other subaccounts	0	0	9,010	(2,869)	0	0
Transfers (to) and from fixed dollar contract	0	0	(3,027)	9,734	0	0
Withdrawals, surrenders and death benefit payments	(11,538)	(3,980)	(46,847)	(133,316)	0	(2,184)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(3,744)	(1,943)	(8,904)	(93,220)	1,222	109

Net change in contract owners’ equity	(4,995)	145	(32,295)	(66,725)	(342)	1,152
Contract owners’ equity:
Beginning of period	9,696	9,551	312,756	379,481	8,300	7,148

End of period	$4,701	$9,696	$280,461	$312,756	$7,958	$8,300

Change in units:
Beginning units	954	1,138	25,903	34,061	454	449

Units purchased	787	225	5,289	3,751	68	134
Units redeemed	(1,188)	(409)	(5,954)	(11,909)	0	(129)

Ending units	553	954	25,238	25,903	522	454

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Franklin Templeton Variable Insurance Products Trust - Class 2						Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$13,488	$10,292	$(877)	$(700)	$2,472	$2,243	$543	$(37)
Reinvested capital gains	0	0	11,046	114	0	0	804	195
Realized gain (loss)	1,211	6,405	(563)	(1,920)	354	904	(36)	2
Unrealized gain (loss)	(37,046)	15,329	(8,698)	13,923	(36,002)	23,047	(4,660)	1,021

Net increase (decrease) in contract owners’ equity from operations	(22,347)	32,026	908	11,417	(33,176)	26,194	(3,349)	1,181

Equity transactions:
Contract purchase payments (note 1)	18,609	19,673	5,206	7,569	14,669	20,837	6,069	26,523
Transfers (to) and from other subaccounts	(1,235)	6,889	0	0	234	(1,156)	0	0
Transfers (to) and from fixed dollar contract	0	(40,523)	(2,643)	0	(1,450)	1,140	0	0
Withdrawals, surrenders and death benefit payments	(7,099)	(53,034)	(576)	(5,574)	(4,699)	(26,773)	(5,894)	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	10,275	(66,995)	1,987	1,995	8,754	(5,952)	175	26,523

Net change in contract owners’ equity	(12,072)	(34,969)	2,895	13,412	(24,422)	20,242	(3,174)	27,704
Contract owners’ equity:
Beginning of period	391,475	426,444	57,773	44,361	194,645	174,403	31,967	4,263

End of period	$379,403	$391,475	$60,668	$57,773	$170,223	$194,645	$28,793	$31,967

Change in units:
Beginning units	21,051	24,815	2,596	2,497	12,190	12,576	1,862	274

Units purchased	1,005	1,658	211	380	1,060	1,480	358	1,588
Units redeemed	(447)	(5,422)	(128)	(281)	(472)	(1,866)	(340)	0

Ending units	21,609	21,051	2,679	2,596	12,778	12,190	1,880	1,862

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Primary Shares Subaccount		Managed Volatility Fund II Service Shares Subaccount (note 4)	Managed Tail Risk Fund II Service Shares Subaccount (note 4)
	2018	2017	2018	2017	2018 (b)	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(627)	$(417)	$1,152	$1,545	$(2)	$9	$(1)
Reinvested capital gains	3,295	3,403	0	0	0	0	0
Realized gain (loss)	467	162	448	106	0	(20)	0
Unrealized gain (loss)	(2,160)	3,310	(9,027)	8,269	(37)	5	28

Net increase (decrease) in contract owners’ equity from operations	975	6,458	(7,427)	9,920	(39)	(6)	27

Equity transactions:
Contract purchase payments (note 1)	4,678	7,176	12,518	18,351	0	0	185
Transfers (to) and from other subaccounts	3,280	14,190	0	(2,239)	407	(406)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(2,952)	0	(8,404)	(5,987)	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	5,006	21,366	4,114	10,125	407	(406)	185

Net change in contract owners’ equity	5,981	27,824	(3,313)	20,045	368	(412)	212
Contract owners’ equity:
Beginning of period	40,431	12,607	74,810	54,765	0	412	200

End of period	$46,412	$40,431	$71,497	$74,810	$368	$0	$412

Change in units:
Beginning units	1,708	673	5,216	4,450	0	44	23

Units purchased	317	1,393	895	1,378	41	0	21
Units redeemed	(115)	(358)	(589)	(612)	0	(44)	0

Ending units	1,910	1,708	5,522	5,216	41	0	44

(b)	Period from August 17, 2018 date of commencement of operations, to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	ALPS Variable Investors Trust - Class II
	Morningstar Conservative ETF Asset Allocation Subaccount		Morningstar Income & Growth ETF Asset Allocation Subaccount		Morningstar Balanced ETF Asset Allocation Subaccount		Morningstar Growth ETF Asset Allocation Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,224	$1,724	$760	$485	$1,963	$2,021	$693	$(881)
Reinvested capital gains	4,525	1,163	4,191	5,014	46,872	34,262	16,743	7,977
Realized gain (loss)	(600)	(17)	(5,985)	(67)	(664)	3,543	37	14,173
Unrealized gain (loss)	(16,867)	5,303	(5,694)	3,105	(98,181)	18,717	(34,038)	10,193

Net increase (decrease) in contract owners’ equity from operations	(9,718)	8,173	(6,728)	8,537	(50,010)	58,543	(16,565)	31,462

Equity transactions:
Contract purchase payments (note 1)	111,613	89,351	10,488	7,720	91,522	96,746	22,119	22,825
Transfers (to) and from other subaccounts	0	0	0	0	(50,582)	0	0	(944)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(14,666)	(655)	(50,677)	(5,314)	(51,531)	(43,390)	(1,056)	(129,034)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	96,947	88,696	(40,189)	2,406	(10,591)	53,356	21,063	(107,153)

Net change in contract owners’ equity	87,229	96,869	(46,917)	10,943	(60,601)	111,899	4,498	(75,691)
Contract owners’ equity:
Beginning of period	246,434	149,565	111,403	100,460	581,352	469,453	159,852	235,543

End of period	$333,663	$246,434	$64,486	$111,403	$520,751	$581,352	$164,350	$159,852

Change in units:
Beginning units	20,600	13,101	8,763	8,573	42,831	38,677	11,482	19,582

Units purchased	9,629	7,644	841	628	15,200	7,681	1,614	1,776
Units redeemed	(1,274)	(145)	(4,234)	(438)	(16,559)	(3,527)	(84)	(9,876)

Ending units	28,955	20,600	5,370	8,763	41,472	42,831	13,012	11,482

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	ALPS Variable Investors Trust - Class II		Ivy Variable Insurance Portfolios
	Morningstar Aggressive Growth ETF Asset Allocation Subaccount		VIP Asset Strategy Subaccount		VIP Natural Resources Subaccount		VIP Science and Technology Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$185	$(311)	$661	$296	$(44)	$(38)	$(602)	$(427)
Reinvested capital gains	9,046	5,328	5,004	0	0	0	5,804	2,865
Realized gain (loss)	951	6,521	(123)	(3,853)	(7)	(8)	1,558	395
Unrealized gain (loss)	(21,960)	5,865	(13,759)	19,253	(1,083)	161	(9,040)	5,148

Net increase (decrease) in contract owners’ equity from operations	(11,778)	17,403	(8,217)	15,696	(1,134)	115	(2,280)	7,981

Equity transactions:
Contract purchase payments (note 1)	26,003	25,749	18,659	21,824	959	820	5,989	9,153
Transfers (to) and from other subaccounts	(7,528)	(21,128)	(2,649)	(10,372)	0	0	0	1,464
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	(29,321)	(7,336)	(13,560)	0	0	(7,395)	(2,700)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	18,475	(24,700)	8,674	(2,108)	959	820	(1,406)	7,917

Net change in contract owners’ equity	6,697	(7,297)	457	13,588	(175)	935	(3,686)	15,898
Contract owners’ equity:
Beginning of period	96,208	103,505	113,094	99,506	3,902	2,967	42,305	26,407

End of period	$102,905	$96,208	$113,551	$113,094	$3,727	$3,902	$38,619	$42,305

Change in units:
Beginning units	6,963	8,855	8,520	8,749	495	382	1,576	1,282

Units purchased	1,906	2,025	1,390	1,869	129	113	210	643
Units redeemed	(543)	(3,917)	(740)	(2,098)	0	0	(248)	(349)

Ending units	8,326	6,963	9,170	8,520	624	495	1,538	1,576

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$32	$60	$394	$286	$168	$(207)
Reinvested capital gains	944	33	6,357	0	3,796	0
Realized gain (loss)	509	575	118	584	152	7,531
Unrealized gain (loss)	(2,826)	1,093	(18,337)	14,289	(11,024)	5,312

Net increase (decrease) in contract owners’ equity from operations	(1,341)	1,761	(11,468)	15,159	(6,908)	12,636

Equity transactions:
Contract purchase payments (note 1)	5,913	8,800	2,690	4,087	8,277	9,950
Transfers (to) and from other subaccounts	0	(337)	0	0	(5,393)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(7,038)	(7,857)	0	(17,490)	0	(84,928)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(1,125)	606	2,690	(13,403)	2,884	(74,978)

Net change in contract owners’ equity	(2,466)	2,367	(8,778)	1,756	(4,024)	(62,342)
Contract owners’ equity:
Beginning of period	20,451	18,084	133,396	131,640	64,660	127,002

End of period	$17,985	$20,451	$124,618	$133,396	$60,636	$64,660

Change in units:
Beginning units	1,719	1,658	10,691	11,851	5,135	11,710

Units purchased	505	764	219	352	677	860
Units redeemed	(593)	(703)	0	(1,512)	(464)	(7,435)

Ending units	1,631	1,719	10,910	10,691	5,348	5,135

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2018

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for group variable annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective September 15, 2018, ONLIC no longer markets nor issues new variable annuities. Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Equity, ON Bond, ON Omni, ON International Equity, ON Capital Appreciation, ON Foreign, ON Janus Henderson Forty, ON Janus Henderson Venture, ON Janus Henderson Enterprise, ON S&P 500® Index, ON Federated Strategic Value Dividend, ON Federated High Income Bond, ON ClearBridge Small Cap, ON Nasdaq-100® Index, ON Bristol, ON Bryton Growth, ON ICON Balanced, ON S&P MidCap 400® Index, ON Bristol Growth, and ON Risk Managed Balanced

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Investment Fund - Class S: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, and Janus Henderson Overseas

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, and Janus Henderson U.S. Low Volatility

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Variable Trust: Discovery

Morgan Stanley Variable Insurance Fund, Inc. - Class I: VIF U.S. Real Estate, and VIF Core Plus Fixed Income

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Equity Select, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Dynamic Asset Allocation

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust, Inc. - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust, Inc. - Class 4: Franklin Founding Funds Allocation VIP

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II Primary Shares, and Managed Volatility Fund II Service Shares

ALPS Variable Investors Trust - Class II: Morningstar Conservative ETF Asset Allocation, Morningstar Income & Growth ETF Asset Allocation, Morningstar Balanced ETF Asset Allocation, Morningstar Growth ETF Asset Allocation, and Morningstar Aggressive Growth ETF Asset Allocation

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded net advisory fees of approximately $51.4 million and $48.5 million from Ohio National Fund, Inc. for the periods ended December 31, 2018 and 2017, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2018.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Securities and Exchange Commission Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rules on Investment Company Reporting Modernization. The Final Rules, which introduce two new regulatory reporting requirements for investment companies – Form N-Port and Form N-CEN. The Account, as a Unit Investment Trust, has no N-Port filing requirement, but will file its first annual N-CEN in March 2019. That filing has no effect on the Account’s assets, contract owner’s equity, or results of operations.

F.	Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the impact of the ASU on the Account’s financial statements.

G.	Subsequent Events

The Account has evaluated for possible subsequent events through April 1, 2019, which is the date these financial statements were issued, and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fees, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement Advantage
Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee - per transfer A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived).	$5
Sales Charge made from purchase payments	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant.

7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective August 17, 2018, the Managed Tail Risk Fund II of the Federated Insurance Series - Service Shares was merged into the Managed Volatility Fund II of the Federated Insurance Series - Service Shares.

Effective April 28, 2017, the Janus Fund of Janus Investment Fund - Class S was merged into the Research Fund of Janus Investment Fund - Class S.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2018.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
ON Equity Subaccount	$25,401	$23,324
ON Bond Subaccount	27,164	25,205
ON Omni Subaccount	49,899	12,399
ON International Equity Subaccount	14,648	19,284
ON Capital Appreciation Subaccount	39,960	132,799
ON Foreign Subaccount	6,391	8,317
ON Janus Henderson Forty Subaccount	9,081	4,519
ON Janus Henderson Venture Subaccount	18,854	30,380
ON Janus Henderson Enterprise Subaccount	19,025	75,169
ON S&P 500® Index Subaccount	191,576	142,584
ON Federated Strategic Value Dividend Subaccount	18,266	42,266
ON Federated High Income Bond Subaccount	12,183	24,769
ON ClearBridge Small Cap Subaccount	16,196	4,846
ON Nasdaq-100® Index Subaccount	52,956	31,619
ON Bristol Subaccount	4,557	3,634
ON Bryton Growth Subaccount	4,981	6,409
ON ICON Balanced Subaccount	15,219	17,627
ON S&P MidCap 400® Index Subaccount	19,630	2,841
ON Bristol Growth Subaccount	1,719	2,688
ON Risk Managed Balanced Subaccount	107,404	102,833
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	1,302,784	928,559
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	145,712	50,696
VIP Contrafund® Subaccount	139,041	66,696
VIP Growth Subaccount	241,537	538,942
VIP Equity-Income Subaccount	28,060	11,088
VIP Real Estate Subaccount	17,944	13,800
VIP Target Volatility Subaccount	424,360	425,053
Janus Investment Fund - Class S:
Janus Henderson Research Subaccount	1,988	3,785
Janus Henderson Global Research Subaccount	2,032	907
Janus Henderson Balanced Subaccount	6,841	26,295
Janus Henderson Overseas Subaccount	365	839
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	2,760	3,575
Janus Henderson Global Research Subaccount	5,269	284
Janus Henderson Balanced Subaccount	141,492	21,058
Janus Henderson Overseas Subaccount	27,689	28,132
Janus Henderson U.S. Low Volatility Subaccount	16,742	10,133
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	5,293	1,149
ClearBridge Variable Large Cap Value Subaccount	9,459	430
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	10,193	9,472
Wells Fargo Variable Trust:
Discovery Subaccount	6,948	31,645
Morgan Stanley Variable Insurance Fund, Inc. - Class I:
VIF U.S. Real Estate Subaccount	25,864	22,825
VIF Core Plus Fixed Income Subaccount	4,769	1,021
Morgan Stanley Variable Insurance Fund, Inc. - Class II:
VIF Growth Subaccount	28,144	9,929
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	48,380	55,304
U.S. Equity Insights Subaccount	8,869	13,191
Strategic Growth Subaccount	85,369	1,465
Goldman Sachs Variable Insurance Trust - Service Shares:
Global Trends Allocation Subaccount	850	1,351
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	18,564	16,576
U.S. Small-Mid Cap Equity Subaccount	19,873	2,427
U.S. Equity Select Subaccount	953	29

	Purchases	Sales
International Equity Subaccount	$23,841	$50,801
Global Dynamic Multi-Asset Subaccount	4,801	9,740
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	19,260	39,789
Jennison Subaccount	6,095	4,276
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	16,971	2,106
Mid Cap Value Subaccount	143,171	137,989
AB Variable Products Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount	2,879	104
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	11,169	31,008
Mid Cap Growth Subaccount	16,672	81,578
Total Return Subaccount	34,008	93,717
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	3,334	2,689
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	26,713	15,230
Total Return Subaccount	86,363	241,675
Global Bond Opportunities Subaccount	14,449	14,339
CommodityRealReturn® Strategy Subaccount	4,906	1,125
Global Diversified Allocation Subaccount	12,962	4,009
Short-Term Subaccount	407,024	404,683
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	433	67
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	1,011	78
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	31,235	54,619
Micro-Cap Subaccount	11,160	3,720
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	7,909	11,652
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	89,993	73,939
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	1,616	119
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	37,406	13,643
Franklin Flex Cap Growth VIP Subaccount	16,252	4,096
Templeton Foreign VIP Subaccount	21,120	9,894
Franklin Templeton Variable Insurance Products Trust- Class 4:
Franklin Founding Funds Allocation VIP Subaccount	7,856	6,334
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	11,418	3,744
Managed Volatility Fund II Primary Shares Subaccount	14,707	9,441
Managed Volatility Fund II Service Shares Subaccount	406	1
Managed Tail Risk Fund II Service Shares Subaccount	12	409
ALPS Variable Investors Trust - Class II:
Morningstar Conservative ETF Asset Allocation Subaccount	122,923	18,227
Morningstar Income & Growth ETF Asset Allocation Subaccount	16,966	52,204
Morningstar Balanced ETF Asset Allocation Subaccount	262,460	224,216
Morningstar Growth ETF Asset Allocation Subaccount	41,829	3,330
Morningstar Aggressive Growth ETF Asset Allocation Subaccount	36,585	8,879
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	25,947	11,608
VIP Natural Resources Subaccount	970	55
VIP Science and Technology Subaccount	11,793	7,997
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	7,161	7,310
TOPS® Managed Risk Moderate Growth ETF Subaccount	11,226	1,785
TOPS® Managed Risk Growth ETF Subaccount	13,149	6,301

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:	ON Equity Subaccount	2018	18,053	$24.350457	$439,587	1.35%	-14.98%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2017	17,728	$28.640302	$507,749	1.35%	13.14%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2016	28,904	$25.315039	$731,705	1.35%	11.21%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2015	34,719	$22.763357	$790,330	1.35%	-4.97%	0.57%
Ohio National Fund, Inc.:	ON Equity Subaccount	2014	35,997	$23.954230	$862,282	1.35%	12.55%	0.34%
Ohio National Fund, Inc.:	Money Market Subaccount	2015	134,115	$12.728741	$1,707,111	1.35%	-1.33%	0.00%
Ohio National Fund, Inc.:	Money Market Subaccount	2014	80,604	$12.900600	$1,039,842	1.35%	-1.33%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2018	15,264	$23.304236	$355,717	1.35%	-4.37%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2017	14,983	$24.370058	$365,142	1.35%	4.76%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2016	23,370	$23.263443	$543,673	1.35%	6.46%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2015	23,419	$21.852602	$511,755	1.35%	-3.35%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2014	23,830	$22.609979	$538,787	1.35%	4.48%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2018	13,186	$26.586405	$350,561	1.35%	-15.72%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2017	11,809	$31.543743	$372,510	1.35%	19.45%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2016	13,132	$26.408029	$346,796	1.35%	8.77%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2015	15,967	$24.279819	$387,679	1.35%	0.79%	0.98%
Ohio National Fund, Inc.:	ON Omni Subaccount	2014	16,866	$24.090358	$406,300	1.35%	10.63%	0.94%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2018	11,763	$14.567895	$171,368	1.35%	-14.49%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2017	11,935	$17.036670	$203,332	1.35%	25.15%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2016	14,384	$13.613455	$195,813	1.35%	-6.15%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2015	17,338	$14.505132	$251,488	1.35%	-1.73%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2014	22,694	$14.759830	$334,961	1.35%	-10.66%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2018	7,024	$53.995597	$379,281	1.35%	-14.74%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2017	8,387	$63.331047	$531,176	1.35%	14.27%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2016	12,627	$55.421554	$699,805	1.35%	13.13%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2015	12,749	$48.988296	$624,537	1.35%	-3.36%	0.68%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2014	20,664	$50.691547	$1,047,515	1.35%	7.10%	0.26%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2018	2,322	$32.804052	$76,175	1.35%	-16.75%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2017	2,345	$39.406323	$92,408	1.35%	18.25%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2016	4,535	$33.324503	$151,118	1.35%	-8.77%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2015	5,929	$36.528259	$216,563	1.35%	8.00%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2014	12,734	$33.823110	$430,709	1.35%	-10.01%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2018	7,714	$21.490280	$165,779	1.35%	3.81%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2017	7,413	$20.701869	$153,463	1.35%	25.98%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2016	13,005	$16.432660	$213,702	1.35%	2.07%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2015	15,489	$16.099717	$249,363	1.35%	8.68%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2014	25,587	$14.814032	$379,044	1.35%	8.14%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2018	11,316	$35.080873	$396,967	1.35%	-7.62%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2017	11,407	$37.974847	$433,168	1.35%	22.33%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2016	13,515	$31.042950	$419,539	1.35%	4.98%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2015	16,109	$29.570260	$476,360	1.35%	-1.53%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2014	25,012	$30.029474	$751,104	1.35%	9.17%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2018	8,921	$41.122510	$366,856	1.35%	-4.51%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2017	10,034	$43.064582	$432,091	1.35%	25.41%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2016	12,653	$34.338449	$434,469	1.35%	0.22%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2015	15,369	$34.263515	$526,582	1.35%	-6.31%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2014	22,635	$36.572950	$827,812	1.35%	10.02%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2018	31,415	$35.574383	$1,117,582	1.35%	-6.05%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2017	29,704	$37.866262	$1,124,781	1.35%	19.77%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2016	41,492	$31.615708	$1,311,812	1.35%	9.97%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2015	42,602	$28.748560	$1,224,749	1.35%	-0.43%	1.35%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2014	59,638	$28.873348	$1,721,949	1.35%	11.61%	1.27%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2018	6,772	$17.449121	$118,160	1.35%	-9.67%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2017	7,939	$19.317582	$153,363	1.35%	13.09%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2016	10,032	$17.081052	$171,363	1.35%	9.40%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2015	8,274	$15.613625	$129,194	1.35%	2.87%	3.14%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2014	16,312	$15.177814	$247,583	1.35%	10.91%	4.32%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2018	5,323	$24.771160	$131,853	1.35%	-4.55%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2017	5,730	$25.951973	$148,706	1.35%	5.54%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2016	6,018	$24.589512	$147,975	1.35%	12.89%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2015	7,688	$21.782052	$167,471	1.35%	-4.36%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2014	13,866	$22.773940	$315,774	1.35%	1.40%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2018	6,933	$20.488175	$142,043	1.35%	-10.42%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2017	6,362	$22.872305	$145,503	1.35%	10.71%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2016	8,620	$20.658827	$178,081	1.35%	26.32%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2015	8,466	$16.354269	$138,451	1.35%	-3.76%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2014	17,205	$16.993641	$292,374	1.35%	1.08%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2018	18,315	$13.396935	$245,370	1.35%	-1.75%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2017	16,570	$13.636137	$225,955	1.35%	30.65%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2016	30,991	$10.437182	$323,456	1.35%	5.27%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2015	25,998	$9.914271	$257,751	1.35%	7.69%	0.69%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2014	27,859	$9.206463	$256,479	1.35%	17.19%	0.81%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2018	1,903	$23.670514	$45,053	1.35%	-19.07%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2017	1,844	$29.247476	$53,944	1.35%	24.14%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2016	1,686	$23.559726	$39,728	1.35%	10.28%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2015	1,892	$21.362695	$40,426	1.35%	2.70%	0.51%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2014	2,494	$20.801725	$51,876	1.35%	12.37%	0.46%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2018	4,266	$19.014093	$81,112	1.35%	-6.45%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2017	4,260	$20.325020	$86,592	1.35%	19.96%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2016	5,289	$16.943504	$89,615	1.35%	3.15%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2015	5,643	$16.426370	$92,699	1.35%	-5.53%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2014	8,193	$17.387281	$142,456	1.35%	4.76%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2018	11,435	$16.722884	$191,234	1.35%	-11.78%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2017	11,417	$18.954819	$216,406	1.35%	9.45%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2016	11,099	$17.317698	$192,205	1.35%	3.19%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2015	26,043	$16.782629	$437,077	1.35%	0.12%	1.26%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2014	29,804	$16.762915	$499,607	1.35%	4.58%	0.95%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2018	2,122	$11.942916	$25,345	1.35%	-12.64%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2017	905	$13.671185	$12,366	1.35%	13.94%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2016	305	$11.998270	$3,658	1.35%	8.03%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2015	318	$11.106637	$3,527	1.35%	-4.53%	1.40%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2014	2,381	$11.633884	$27,703	1.35%	6.01%	1.78%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2018	1,318	$17.651087	$23,267	1.35%	-16.02%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2017	1,343	$21.019057	$28,224	1.35%	27.98%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2016	1,273	$16.423247	$20,914	1.35%	6.31%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2015	1,159	$15.448963	$17,903	1.35%	4.31%	0.43%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2014	1,211	$14.810134	$17,935	1.35%	10.52%	0.38%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2018	575	$12.156970	$6,990	1.35%	-2.10%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2017	529	$12.417500	$6,568	1.35%	16.07%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2016	1,242	$10.698343	$13,284	1.35%	2.37%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2015	120	$10.450619	$1,254	1.35%	-2.63%	1.10%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2018	42,693	$12.499896	$533,653	1.35%	0.19%	1.56%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2017	12,779	$12.476071	$159,436	1.35%	-0.76%	0.52%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2016	47,594	$12.571766	$598,337	1.35%	-1.03%	0.11%	2/26/2016
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2018	21,802	$36.197868	$789,176	1.35%	-15.91%	0.41%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2017	21,153	$43.048869	$910,614	1.35%	18.94%	0.49%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2016	21,744	$36.195061	$787,017	1.35%	10.43%	0.31%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2015	26,155	$32.775804	$857,250	1.35%	-2.94%	0.24%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2014	50,278	$33.768345	$1,697,806	1.35%	4.62%	0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2018	39,541	$23.753909	$939,261	1.35%	-7.89%	0.44%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2017	39,840	$25.788844	$1,027,425	1.35%	19.97%	0.77%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2016	44,278	$21.495655	$951,777	1.35%	6.30%	0.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2015	50,897	$20.222638	$1,029,262	1.35%	-0.92%	0.77%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2014	93,064	$20.410881	$1,899,515	1.35%	10.17%	0.77%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2018	21,313	$15.399556	$328,209	1.35%	-1.77%	0.06%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2017	45,863	$15.676398	$718,964	1.35%	33.03%	0.07%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2016	19,170	$11.784468	$225,908	1.35%	-0.79%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2015	26,049	$11.878243	$309,418	1.35%	5.48%	0.03%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2014	62,969	$11.261111	$709,105	1.35%	9.53%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2018	8,344	$21.052901	$175,658	1.35%	-9.76%	2.11%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2017	8,034	$23.330588	$187,448	1.35%	11.15%	1.46%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2016	10,229	$20.989490	$214,711	1.35%	16.14%	2.51%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2015	9,965	$18.072388	$180,085	1.35%	-5.51%	2.89%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2014	14,818	$19.127071	$283,423	1.35%	7.03%	2.10%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2018	3,428	$21.774264	$74,651	1.35%	-7.71%	2.67%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2017	3,494	$23.592854	$82,436	1.35%	2.39%	1.58%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2016	4,027	$23.041492	$92,779	1.35%	4.06%	0.97%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2015	5,553	$22.142430	$122,952	1.35%	2.11%	1.68%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2014	9,568	$21.684848	$207,485	1.35%	28.07%	1.76%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2018	450	$11.535456	$5,187	1.35%	-7.25%	0.07%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2017	325	$12.437457	$4,040	1.35%	14.75%	1.35%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2016	225	$10.838771	$2,434	1.35%	3.66%	0.63%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2015	129	$10.456043	$1,347	1.35%	-2.66%	1.59%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2014	127	$10.741239	$1,369	1.35%	4.34%	4.15%
Janus Investment Fund - Class S:	Janus Henderson Research Subaccount (note 4)	2018	1,340	$15.018946	$20,131	1.35%	-4.43%	0.00%
Janus Investment Fund - Class S:	Janus Henderson Research Subaccount (note 4)	2017	1,544	$15.714706	$24,270	1.35%	12.26%	0.44%	4/28/2017
Janus Investment Fund - Class S:	Janus Subaccount (note 4)	2016	2,834	$12.485418	$35,383	1.35%	-1.14%	0.00%
Janus Investment Fund - Class S:	Janus Subaccount (note 4)	2015	4,465	$12.629703	$56,396	1.35%	3.57%	0.22%
Janus Investment Fund - Class S:	Janus Subaccount (note 4)	2014	22,938	$12.193920	$279,700	1.35%	11.03%	0.00%
Janus Investment Fund - Class S:	Janus Henderson Global Research Subaccount	2018	2,374	$13.795013	$32,750	1.35%	-8.47%	0.51%
Janus Investment Fund - Class S:	Janus Henderson Global Research Subaccount	2017	2,404	$15.071705	$36,228	1.35%	24.77%	0.31%
Janus Investment Fund - Class S:	Janus Henderson Global Research Subaccount	2016	2,785	$12.080012	$33,649	1.35%	0.27%	0.43%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Janus Investment Fund - Class S:	Janus Henderson Global Research Subaccount	2015	3,058	$12.047040	$36,839	1.35%	-3.86%	0.55%
Janus Investment Fund - Class S:	Janus Henderson Global Research Subaccount	2014	8,492	$12.530354	$106,408	1.35%	5.55%	0.63%
Janus Investment Fund - Class S:	Janus Henderson Balanced Subaccount	2018	3,385	$24.520007	$82,997	1.35%	-1.08%	1.39%
Janus Investment Fund - Class S:	Janus Henderson Balanced Subaccount	2017	4,433	$24.787654	$109,886	1.35%	16.48%	1.60%
Janus Investment Fund - Class S:	Janus Henderson Balanced Subaccount	2016	4,918	$21.280097	$104,653	1.35%	2.82%	1.87%
Janus Investment Fund - Class S:	Janus Henderson Balanced Subaccount	2015	5,247	$20.697412	$108,597	1.35%	-1.11%	1.24%
Janus Investment Fund - Class S:	Janus Henderson Balanced Subaccount	2014	11,579	$20.930095	$242,344	1.35%	6.66%	1.45%
Janus Investment Fund - Class S:	Janus Henderson Overseas Subaccount	2018	2,857	$18.591595	$53,121	1.35%	-16.73%	0.59%
Janus Investment Fund - Class S:	Janus Henderson Overseas Subaccount	2017	2,857	$22.326303	$63,792	1.35%	29.17%	1.57%
Janus Investment Fund - Class S:	Janus Henderson Overseas Subaccount	2016	3,225	$17.284796	$55,751	1.35%	-8.42%	0.82%
Janus Investment Fund - Class S:	Janus Henderson Overseas Subaccount	2015	3,556	$18.874131	$67,118	1.35%	-10.03%	3.47%
Janus Investment Fund - Class S:	Janus Henderson Overseas Subaccount	2014	4,186	$20.977383	$87,821	1.35%	-15.08%	0.44%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2018	1,208	$27.861580	$33,665	1.35%	-4.14%	0.37%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2017	1,288	$29.065021	$37,422	1.35%	25.86%	0.25%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2016	1,345	$23.093080	$31,053	1.35%	-1.06%	0.38%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2015	2,285	$23.341482	$53,337	1.35%	3.68%	0.45%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2014	3,248	$22.513923	$73,118	1.35%	11.23%	0.23%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2018	937	$22.610921	$21,178	1.35%	-8.33%	1.02%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2017	736	$24.664973	$18,157	1.35%	25.00%	0.69%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2016	979	$19.731943	$19,324	1.35%	0.46%	0.71%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2015	2,265	$19.641306	$44,492	1.35%	-3.83%	0.55%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2014	6,954	$20.423752	$142,022	1.35%	5.75%	0.97%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2018	22,682	$21.322804	$483,639	1.35%	-0.91%	1.88%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2017	17,886	$21.519466	$384,900	1.35%	16.57%	1.35%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2016	20,503	$18.461202	$378,508	1.35%	2.93%	1.93%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2015	22,069	$17.935011	$395,812	1.35%	-0.93%	1.39%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2014	24,245	$18.102833	$438,901	1.35%	6.80%	1.53%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2018	19,368	$11.486214	$222,463	1.35%	-16.27%	1.65%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2017	19,426	$13.718748	$266,503	1.35%	29.07%	1.55%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2016	20,779	$10.629139	$220,863	1.35%	-7.95%	4.74%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2015	19,254	$11.547175	$222,327	1.35%	-10.02%	0.51%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2014	24,312	$12.832990	$311,990	1.35%	-13.27%	3.09%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2018	5,390	$16.973593	$91,484	1.35%	-5.86%	1.75%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2017	5,128	$18.030206	$92,465	1.35%	13.91%	1.14%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2016	6,682	$15.828155	$105,757	1.35%	8.25%	1.45%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2015	4,741	$14.621922	$69,327	1.35%	2.70%	1.59%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2014	4,224	$14.237306	$60,142	1.35%	16.13%	0.85%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2018	1,881	$17.038681	$32,044	1.35%	-6.13%	1.61%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2017	1,773	$18.151790	$32,186	1.35%	17.59%	1.25%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2016	6,536	$15.436289	$100,895	1.35%	13.46%	3.62%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2015	1,027	$13.605408	$13,966	1.35%	-5.58%	1.83%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2014	946	$14.408989	$13,634	1.35%	12.10%	0.61%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2018	1,550	$20.691937	$32,070	1.35%	-10.10%	1.69%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2017	1,258	$23.015345	$28,949	1.35%	13.31%	0.79%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2016	4,135	$20.311739	$83,984	1.35%	11.50%	4.11%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2015	937	$18.217522	$17,070	1.35%	-4.16%	1.57%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2014	2,276	$19.008633	$43,266	1.35%	10.22%	5.85%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2018	4,319	$11.860951	$51,223	1.35%	-8.30%	1.80%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	4,269	$12.933861	$55,209	1.35%	12.55%	1.55%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	3,845	$11.491160	$44,189	1.35%	-1.53%	0.98%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2015	13,104	$11.669798	$152,915	1.35%	-6.53%	1.02%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2014	11,992	$12.484640	$149,710	1.35%	5.27%	1.72%
Wells Fargo Variable Trust:	Opportunity Subaccount	2014	1,008	$24.708689	$24,903	1.35%	8.95%	0.06%
Wells Fargo Variable Trust:	Discovery Subaccount	2018	1,123	$20.811141	$23,377	1.35%	-8.31%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2017	2,424	$22.696771	$55,025	1.35%	27.41%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2016	2,424	$17.813301	$43,186	1.35%	6.21%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2015	2,424	$16.771498	$40,660	1.35%	-2.78%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2014	3,311	$17.250309	$57,122	1.35%	-0.98%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2018	4,779	$48.626168	$232,391	1.35%	-8.95%	2.70%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2017	4,799	$53.407019	$256,279	1.35%	1.74%	1.39%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2016	5,671	$52.493732	$297,674	1.35%	5.39%	1.34%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2015	6,166	$49.808770	$307,131	1.35%	0.81%	1.31%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2014	10,292	$49.408742	$508,513	1.35%	27.99%	1.48%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2018	2,805	$14.283768	$40,067	1.35%	-1.98%	2.57%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2017	2,575	$14.572586	$37,526	1.35%	4.83%	2.96%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2016	2,919	$13.900942	$40,571	1.35%	4.70%	1.92%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2015	3,353	$13.277237	$44,516	1.35%	-1.97%	3.40%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2014	5,223	$13.544691	$70,750	1.35%	6.42%	3.10%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2018	2,225	$26.412728	$58,768	1.35%	5.86%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2017	1,945	$24.950617	$48,529	1.35%	40.92%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2016	1,827	$17.704957	$32,347	1.35%	-3.23%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2015	1,294	$18.295680	$23,683	1.35%	10.48%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2014	6,779	$16.560680	$112,266	1.35%	4.68%	0.00%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2018	17,738	$18.336793	$325,252	1.35%	-9.68%	1.24%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2017	19,035	$20.302485	$386,463	1.35%	8.40%	1.74%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2016	17,489	$18.729914	$327,576	1.35%	10.10%	2.23%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2015	17,920	$17.012444	$304,869	1.35%	-5.69%	1.43%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2014	31,555	$18.038105	$569,185	1.35%	11.43%	1.48%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2018	1,432	$19.548134	$27,988	1.35%	-7.45%	0.92%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2017	1,863	$21.121904	$39,345	1.35%	22.42%	1.44%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2016	1,738	$17.253626	$29,991	1.35%	9.26%	1.31%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2015	1,712	$15.791675	$27,029	1.35%	-1.53%	1.48%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2014	5,397	$16.036355	$86,541	1.35%	14.82%	1.38%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2018	5,967	$19.558597	$116,706	1.35%	-2.36%	0.53%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2017	4,743	$20.032124	$95,020	1.35%	28.93%	0.60%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2016	3,285	$15.537689	$51,035	1.35%	0.62%	0.60%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2015	3,351	$15.441272	$51,743	1.35%	2.02%	0.29%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2014	7,575	$15.135651	$114,645	1.35%	12.13%	0.31%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2018	295	$11.836768	$3,493	1.35%	-5.62%	0.59%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2017	335	$12.541243	$4,201	1.35%	11.61%	0.33%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2016	279	$11.236773	$3,132	1.35%	2.95%	0.18%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2015	260	$10.915043	$2,843	1.35%	-7.07%	0.11%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2014	415	$11.745683	$4,879	1.35%	2.56%	0.04%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2018	6,468	$32.140005	$207,891	1.35%	-19.65%	1.88%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2017	6,442	$39.999057	$257,685	1.35%	26.13%	1.63%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2016	8,896	$31.712884	$282,118	1.35%	19.17%	1.04%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2015	9,557	$26.611192	$254,319	1.35%	-21.12%	1.01%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2014	18,247	$33.736955	$615,609	1.35%	-5.91%	1.67%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2018	3,272	$34.392005	$112,542	1.35%	-14.40%	0.02%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2017	3,127	$40.178616	$125,648	1.35%	12.43%	0.52%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2016	11,765	$35.735879	$420,444	1.35%	14.24%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2015	12,269	$31.281055	$383,799	1.35%	-3.68%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2014	17,548	$32.477726	$569,915	1.35%	9.55%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2018	122	$19.344158	$2,356	1.35%	-4.61%	0.86%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2017	90	$20.279358	$1,826	1.35%	16.53%	1.63%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2016	90	$17.402028	$1,570	1.35%	7.97%	0.11%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2015	64	$16.118176	$1,024	1.35%	-6.70%	0.29%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2014	2,111	$17.275719	$36,477	1.35%	13.18%	0.72%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2018	8,293	$14.173736	$117,549	1.35%	-15.06%	1.38%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2017	10,365	$16.687724	$172,966	1.35%	20.71%	2.56%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2016	10,636	$13.824742	$147,034	1.35%	-5.56%	1.29%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2015	11,099	$14.639053	$162,479	1.35%	0.39%	1.31%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2014	17,691	$14.581842	$257,973	1.35%	-5.48%	1.62%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2018	664	$13.742273	$9,119	1.35%	-7.82%	1.01%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2017	1,022	$14.907859	$15,234	1.35%	18.93%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2016	1,493	$12.535320	$18,715	1.35%	1.93%	0.27%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2015	1,273	$12.298471	$15,655	1.35%	-1.77%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2014	1,330	$12.520174	$16,648	1.35%	1.33%	0.75%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2018	13,876	$30.857089	$428,188	1.35%	-6.99%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2017	14,266	$33.174862	$473,265	1.35%	28.02%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2016	14,508	$25.913411	$375,960	1.35%	-0.12%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2015	16,068	$25.943984	$416,863	1.35%	4.45%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2014	22,421	$24.838002	$556,887	1.35%	5.28%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2018	1,095	$31.565588	$34,553	1.35%	-2.50%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2017	1,029	$32.376030	$33,301	1.35%	34.32%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2016	1,220	$24.102949	$29,402	1.35%	-2.60%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2015	2,145	$24.747571	$53,090	1.35%	9.55%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2014	3,596	$22.589954	$81,223	1.35%	8.12%	0.00%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2018	3,305	$29.452404	$97,349	1.35%	-13.11%	0.37%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2017	3,052	$33.895997	$103,447	1.35%	13.70%	0.28%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2016	4,532	$29.812754	$135,110	1.35%	18.61%	0.55%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2015	4,900	$25.134379	$123,157	1.35%	-6.54%	0.14%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2014	11,982	$26.894188	$322,237	1.35%	8.13%	0.14%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2018	5,877	$39.498279	$232,127	1.35%	-13.02%	0.89%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2017	5,984	$45.409430	$271,732	1.35%	12.25%	0.65%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2016	8,682	$40.452594	$351,200	1.35%	13.17%	0.90%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2015	9,338	$35.745818	$333,779	1.35%	-3.95%	1.03%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2014	16,297	$37.216667	$606,520	1.35%	13.57%	0.78%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2018	723	$11.806519	$8,537	1.35%	-8.59%	1.67%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2017	505	$12.915785	$6,527	1.35%	12.80%	1.79%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2016	338	$11.449712	$3,868	1.35%	1.99%	0.08%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2015	10,218	$11.226411	$114,716	1.35%	-2.61%	0.66%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2014	11,353	$11.527841	$130,875	1.35%	2.82%	0.39%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2018	1,853	$26.971464	$49,982	1.35%	-3.03%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2017	2,762	$27.815347	$76,832	1.35%	24.65%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2016	3,053	$22.314031	$68,122	1.35%	7.35%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2015	4,433	$20.786367	$92,150	1.35%	-3.45%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2014	11,885	$21.528972	$255,867	1.35%	-8.73%	0.00%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2014	3,492	$17.947812	$62,679	1.35%	9.63%	0.31%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2018	2,046	$18.072479	$36,967	1.35%	-0.40%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2017	5,746	$18.144817	$104,265	1.35%	24.99%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2016	8,919	$14.516464	$129,467	1.35%	3.22%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2015	8,699	$14.063314	$122,343	1.35%	3.04%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2014	14,066	$13.648231	$191,970	1.35%	7.11%	0.00%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2018	9,024	$19.619805	$177,044	1.35%	-7.13%	1.82%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2017	12,332	$21.126599	$260,543	1.35%	10.54%	2.04%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2016	18,009	$19.112653	$344,191	1.35%	7.37%	2.71%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2015	17,381	$17.801437	$309,398	1.35%	-1.90%	2.36%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2014	22,465	$18.146948	$407,665	1.35%	6.79%	1.69%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2018	1,121	$12.753522	$14,300	1.35%	-0.77%	0.34%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2017	1,127	$12.852660	$14,487	1.35%	26.40%	0.32%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2016	1,629	$10.168269	$16,560	1.35%	4.43%	0.39%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2015	1,511	$9.736743	$14,709	1.35%	-2.63%	0.61%	3/27/2015
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2018	11,782	$15.841325	$186,639	1.35%	-3.52%	2.47%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2017	11,195	$16.418776	$183,804	1.35%	2.27%	2.27%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2016	21,435	$16.053696	$344,116	1.35%	3.80%	2.30%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2015	22,914	$15.466066	$354,395	1.35%	-4.00%	3.79%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2014	31,041	$16.110890	$500,100	1.35%	1.72%	1.42%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2018	33,843	$17.072203	$577,776	1.35%	-1.86%	2.51%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2017	43,786	$17.396043	$761,696	1.35%	3.54%	2.00%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2016	44,268	$16.801176	$743,747	1.35%	1.32%	2.08%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2015	44,902	$16.582907	$744,603	1.35%	-0.87%	4.92%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2014	55,655	$16.728264	$931,017	1.35%	2.89%	2.22%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2018	7,132	$16.566454	$118,150	1.35%	-5.48%	6.47%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2017	7,514	$17.526640	$131,689	1.35%	7.19%	1.93%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2016	8,322	$16.351711	$136,085	1.35%	2.66%	1.52%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2015	9,905	$15.928274	$157,769	1.35%	-5.30%	1.85%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2014	28,371	$16.819678	$477,186	1.35%	0.91%	2.46%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2018	3,522	$5.592993	$19,696	1.35%	-15.28%	2.08%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2017	2,947	$6.601975	$19,458	1.35%	0.80%	10.95%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2016	3,058	$6.549880	$20,029	1.35%	13.62%	1.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2015	2,719	$5.764648	$15,677	1.35%	-26.70%	3.93%
PIMCO Variable Insurance Trust -Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2014	3,492	$7.864130	$27,461	1.35%	-19.51%	0.39%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2018	3,030	$11.813450	$35,795	1.35%	-10.16%	1.96%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2017	2,410	$13.149083	$31,694	1.35%	15.32%	2.42%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2016	3,781	$11.402332	$43,116	1.35%	6.37%	1.63%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2015	4,558	$10.719466	$48,865	1.35%	-6.83%	2.93%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2014	3,185	$11.505176	$36,641	1.35%	4.46%	4.35%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2018	28	$10.124048	$286	1.35%	0.17%	2.52%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2017	28	$10.106723	$286	1.35%	1.04%	2.03%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2016	10	$10.002539	$98	1.35%	1.01%	1.52%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2015	300	$9.902822	$2,975	1.35%	-0.23%	1.04%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2014	129	$9.925898	$1,276	1.35%	-0.63%	0.75%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2018	280	$15.846901	$4,442	1.35%	-6.01%	1.94%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2017	280	$16.860122	$4,727	1.35%	19.85%	1.12%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2016	612	$14.067617	$8,615	1.35%	10.09%	0.51%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2015	1,936	$12.778197	$24,739	1.35%	-0.37%	0.16%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2014	3,327	$12.825392	$42,665	1.35%	9.55%	2.35%	4/30/2014
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2018	214	$24.681831	$5,292	1.35%	-8.35%	1.02%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2017	206	$26.929703	$5,555	1.35%	25.32%	0.99%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2016	449	$21.488354	$9,638	1.35%	6.20%	1.41%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2015	420	$20.233875	$8,494	1.35%	-4.01%	1.50%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2014	1,186	$21.079098	$25,009	1.35%	6.39%	1.59%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2018	12,712	$32.409592	$411,995	1.35%	-9.57%	0.74%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2017	13,427	$35.839129	$481,197	1.35%	3.98%	0.94%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2016	13,865	$34.468365	$477,897	1.35%	19.35%	1.76%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2015	15,208	$28.880605	$439,209	1.35%	-12.98%	0.63%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2014	23,954	$33.187570	$794,988	1.35%	1.86%	0.13%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2018	4,361	$24.760059	$107,991	1.35%	-10.26%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2017	4,237	$27.592061	$116,903	1.35%	3.79%	0.58%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2016	6,126	$26.585114	$162,868	1.35%	18.12%	0.71%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2015	7,462	$22.507389	$167,946	1.35%	-13.62%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2014	12,605	$26.057603	$328,453	1.35%	-4.86%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2018	553	$8.504023	$4,701	1.35%	-16.34%	0.97%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2017	954	$10.165139	$9,696	1.35%	21.10%	1.30%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2016	1,138	$8.394276	$9,551	1.35%	-2.02%	1.06%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2015	1,773	$8.567293	$15,194	1.35%	-3.91%	1.29%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2014	9,382	$8.916205	$83,655	1.35%	-1.24%	1.48%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	25,238	$11.112810	$280,461	1.35%	-7.96%	1.24%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	25,903	$12.074008	$312,756	1.35%	8.37%	3.45%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	34,061	$11.141182	$379,481	1.35%	10.03%	0.20%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2015	35,961	$10.125580	$364,124	1.35%	-5.67%	4.21%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2014	39,203	$10.734663	$420,827	1.35%	4.30%	0.00%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2018	522	$15.234901	$7,958	1.35%	-16.61%	0.24%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2017	454	$18.269547	$8,300	1.35%	14.80%	0.49%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2016	449	$15.913928	$7,148	1.35%	14.44%	0.07%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2015	2,623	$13.906015	$36,482	1.35%	-9.74%	0.39%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2014	2,779	$15.406774	$42,816	1.35%	12.04%	0.70%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2018	21,609	$17.557793	$379,403	1.35%	-5.59%	4.77%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2017	21,051	$18.596576	$391,475	1.35%	8.22%	3.87%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2016	24,815	$17.184657	$426,444	1.35%	12.50%	4.98%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2015	28,212	$15.274639	$430,935	1.35%	-8.29%	4.67%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2014	36,380	$16.655839	$605,938	1.35%	3.22%	4.92%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2018	2,679	$22.644404	$60,668	1.35%	1.75%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2017	2,596	$22.253853	$57,773	1.35%	25.25%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2016	2,497	$17.766871	$44,361	1.35%	-4.18%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2015	2,329	$18.542242	$43,186	1.35%	2.98%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2014	13,712	$18.006478	$246,896	1.35%	4.69%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2018	12,778	$13.321093	$170,223	1.35%	-16.57%	2.65%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2017	12,190	$15.967736	$194,645	1.35%	15.14%	2.51%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2016	12,576	$13.867747	$174,403	1.35%	5.75%	1.97%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2015	11,352	$13.114018	$148,874	1.35%	-7.74%	3.22%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2014	20,708	$14.213973	$294,349	1.35%	-12.32%	1.84%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2018	1,880	$15.317154	$28,793	1.35%	-10.79%	3.01%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2017	1,862	$17.170082	$31,967	1.35%	10.30%	0.97%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2016	274	$15.567365	$4,263	1.35%	11.42%	1.70%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2015	1,165	$13.972078	$16,280	1.35%	-7.49%	2.72%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2014	4,427	$15.103105	$66,865	1.35%	1.38%	2.02%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2018	1,910	$24.294361	$46,412	1.35%	2.65%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2017	1,708	$23.666546	$40,431	1.35%	26.27%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2016	673	$18.742467	$12,607	1.35%	2.04%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2015	643	$18.367907	$11,802	1.35%	4.74%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2014	1,068	$17.536743	$18,731	1.35%	7.98%	0.00%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2018	5,522	$12.947420	$71,497	1.35%	-9.72%	2.85%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2017	5,216	$14.341265	$74,810	1.35%	16.54%	3.68%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2016	4,450	$12.305663	$54,765	1.35%	6.26%	5.31%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2015	6,177	$11.581212	$71,532	1.35%	-8.79%	3.98%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2014	4,618	$12.697132	$58,639	1.35%	2.53%	2.90%
Federated Insurance Series:	Managed Volatility Fund II Service Shares Subaccount (note 4)	2018	41	$9.053280	$368	1.35%	-9.47%	0.00%	8/17/2018
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2017	44	$9.402346	$412	1.35%	9.20%	1.06%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2016	23	$8.610355	$200	1.35%	-5.57%	1.23%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2015	12	$9.118034	$108	1.35%	-7.86%	1.53%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2014	12	$9.896042	$118	1.35%	-2.64%	1.60%
ALPS Variable Investors Trust - Class II:	Morningstar Conservative ETF Asset Allocation Subaccount	2018	28,955	$11.523439	$333,663	1.35%	-3.67%	2.57%
ALPS Variable Investors Trust - Class II:	Morningstar Conservative ETF Asset Allocation Subaccount	2017	20,600	$11.963073	$246,434	1.35%	4.79%	2.22%
ALPS Variable Investors Trust - Class II:	Morningstar Conservative ETF Asset Allocation Subaccount	2016	13,101	$11.416014	$149,565	1.35%	3.21%	2.34%
ALPS Variable Investors Trust - Class II:	Morningstar Conservative ETF Asset Allocation Subaccount	2015	6,036	$11.060443	$66,756	1.35%	-2.53%	1.01%
ALPS Variable Investors Trust - Class II:	Morningstar Conservative ETF Asset Allocation Subaccount	2014	12,081	$11.347279	$137,092	1.35%	1.40%	1.57%
ALPS Variable Investors Trust - Class II:	Morningstar Income & Growth ETF Asset Allocation Subaccount	2018	5,370	$12.008699	$64,486	1.35%	-5.53%	2.02%
ALPS Variable Investors Trust - Class II:	Morningstar Income & Growth ETF Asset Allocation Subaccount	2017	8,763	$12.712237	$111,403	1.35%	8.48%	1.78%
ALPS Variable Investors Trust - Class II:	Morningstar Income & Growth ETF Asset Allocation Subaccount	2016	8,573	$11.718596	$100,460	1.35%	4.96%	1.66%
ALPS Variable Investors Trust - Class II:	Morningstar Income & Growth ETF Asset Allocation Subaccount	2015	9,355	$11.165246	$104,455	1.35%	-2.99%	1.44%
ALPS Variable Investors Trust - Class II:	Morningstar Income & Growth ETF Asset Allocation Subaccount	2014	20,565	$11.509087	$236,683	1.35%	1.93%	1.48%
ALPS Variable Investors Trust - Class II:	Morningstar Balanced ETF Asset Allocation Subaccount	2018	41,472	$12.556630	$520,751	1.35%	-7.49%	1.66%
ALPS Variable Investors Trust - Class II:	Morningstar Balanced ETF Asset Allocation Subaccount	2017	42,831	$13.573046	$581,352	1.35%	11.82%	1.70%
ALPS Variable Investors Trust - Class II:	Morningstar Balanced ETF Asset Allocation Subaccount	2016	38,677	$12.137774	$469,453	1.35%	7.03%	1.64%
ALPS Variable Investors Trust - Class II:	Morningstar Balanced ETF Asset Allocation Subaccount	2015	40,153	$11.340405	$455,351	1.35%	-3.52%	1.46%
ALPS Variable Investors Trust - Class II:	Morningstar Balanced ETF Asset Allocation Subaccount	2014	39,909	$11.754716	$469,116	1.35%	3.12%	1.28%
ALPS Variable Investors Trust - Class II:	Morningstar Growth ETF Asset Allocation Subaccount	2018	13,012	$12.630774	$164,350	1.35%	-9.27%	1.76%
ALPS Variable Investors Trust - Class II:	Morningstar Growth ETF Asset Allocation Subaccount	2017	11,482	$13.921628	$159,852	1.35%	15.74%	0.93%
ALPS Variable Investors Trust - Class II:	Morningstar Growth ETF Asset Allocation Subaccount	2016	19,582	$12.028296	$235,543	1.35%	8.23%	1.51%
ALPS Variable Investors Trust - Class II:	Morningstar Growth ETF Asset Allocation Subaccount	2015	17,984	$11.113272	$199,865	1.35%	-3.81%	1.28%
ALPS Variable Investors Trust - Class II:	Morningstar Growth ETF Asset Allocation Subaccount	2014	26,325	$11.553562	$304,153	1.35%	3.18%	1.35%
ALPS Variable Investors Trust - Class II:	Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2018	8,326	$12.359870	$102,905	1.35%	-10.54%	1.53%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
ALPS Variable Investors Trust - Class II:	Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2017	6,963	$13.816505	$96,208	1.35%	18.21%	1.03%
ALPS Variable Investors Trust - Class II:	Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2016	8,855	$11.688327	$103,505	1.35%	9.73%	1.42%
ALPS Variable Investors Trust - Class II:	Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2015	6,929	$10.651976	$73,813	1.35%	-4.13%	1.36%
ALPS Variable Investors Trust - Class II:	Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2014	10,130	$11.110489	$112,554	1.35%	3.08%	0.94%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2018	9,170	$12.383094	$113,551	1.35%	-6.71%	1.90%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2017	8,520	$13.273162	$113,094	1.35%	16.70%	1.61%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2016	8,749	$11.373565	$99,506	1.35%	-3.87%	0.59%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2015	12,660	$11.830971	$149,780	1.35%	-9.57%	0.36%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2014	14,568	$13.082670	$190,585	1.35%	-6.53%	0.50%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2018	624	$5.976352	$3,727	1.35%	-24.26%	0.29%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2017	495	$7.890678	$3,902	1.35%	1.60%	0.13%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2016	382	$7.766351	$2,967	1.35%	22.16%	0.66%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2015	311	$6.357471	$1,974	1.35%	-23.43%	0.09%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2014	2,355	$8.302834	$19,552	1.35%	-14.20%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2018	1,538	$25.103881	$38,619	1.35%	-6.50%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2017	1,576	$26.850425	$42,305	1.35%	30.36%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2016	1,282	$20.596811	$26,407	1.35%	0.19%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2015	3,878	$20.557861	$79,728	1.35%	-4.17%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2014	11,850	$21.453197	$254,210	1.35%	1.54%	0.00%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2018	1,631	$11.030230	$17,985	1.35%	-7.29%	1.51%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2017	1,719	$11.898081	$20,451	1.35%	9.11%	1.62%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2016	1,658	$10.904279	$18,084	1.35%	4.81%	0.51%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2015	12,428	$10.403884	$129,302	1.35%	-5.77%	1.26%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2014	14,331	$11.040928	$158,223	1.35%	1.69%	0.95%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	10,910	$11.422299	$124,618	1.35%	-8.46%	1.65%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	10,691	$12.477892	$133,396	1.35%	12.33%	1.54%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	11,851	$11.107877	$131,640	1.35%	4.90%	0.96%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	33,155	$10.589433	$351,097	1.35%	-7.61%	1.38%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2014	30,237	$11.461300	$346,555	1.35%	1.44%	1.17%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2018	5,348	$11.339114	$60,636	1.35%	-9.95%	1.60%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2017	5,135	$12.591629	$64,660	1.35%	16.10%	1.08%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2016	11,710	$10.845924	$127,002	1.35%	4.16%	1.33%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2015	27,079	$10.412594	$281,967	1.35%	-10.36%	1.44%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2014	26,861	$11.615639	$312,002	1.35%	-0.04%	0.88%

*

This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account D (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio

April 1, 2019

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

  VPS Dynamic Asset Allocation Portfolio

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

  Invesco V.I. Balanced-Risk Allocation Series II Subaccount

  Invesco V.I. International Growth Series II Subaccount

ALPS VARIABLE INVESTORS TRUST – CLASS II

  Morningstar Aggressive Growth ETF Asset Allocation Subaccount

  Morningstar Balanced ETF Asset Allocation Subaccount

  Morningstar Conservative ETF Asset Allocation Subaccount

  Morningstar Growth ETF Asset Allocation Subaccount

  Morningstar Income & Growth ETF Asset Allocation Subaccount

CALVERT VARIABLE PRODUCTS, INC.

  VP S&P 500 Index Subaccount

DREYFUS VARIABLE INVESTMENT FUND – SERVICE SHARES

  Appreciation Subaccount

FEDERATED INSURANCE SERIES

  Kaufmann Fund II Service Shares Subaccount

  Managed Volatility Fund II Primary Shares Subaccount (1)

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS

  VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

  VIP Contrafund® Subaccount

  VIP Equity-Income Subaccount

  VIP Growth Subaccount

  VIP Mid Cap Subaccount

  VIP Real Estate Subaccount

  VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, INC. – CLASS 2

  Franklin Flex Cap Growth VIP Subaccount

  Franklin Income VIP Subaccount

  Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, INC. – CLASS 4

  Franklin Founding Funds Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST – SERVICE SHARES

  Global Trends Allocation Subaccount

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST – INSTITUTIONAL SHARES

  Large Cap Value Subaccount

  Strategic Growth Subaccount

  U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

  VIP Asset Strategy Subaccount

  VIP Natural Resources Subaccount

  VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST – CLASS I

  Mid Cap Value Subaccount

  Small Cap Core Subaccount

JANUS INVESTMENT FUND – CLASS S

  Janus Henderson Balanced Subaccount

  Janus Henderson Global Research Subaccount

  Janus Henderson Overseas Subaccount

JANUS ASPEN SERIES – SERVICE SHARES

  Janus Henderson Balanced Subaccount

  Janus Henderson Global Research Subaccount

  Janus Henderson Overseas Subaccount

  Janus Henderson Research Subaccount

  Janus Henderson U.S. Low Volatility Subaccount

LAZARD RETIREMENT SERIES, INC. – SERVICE SHARES

  Emerging Markets Equity Subaccount

  Global Dynamic Multi Asset Subaccount

  International Equity Subaccount

  U.S. Small-Mid Cap Equity Subaccount

  U.S. Equity Select Subaccount (1)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST – CLASS I

  ClearBridge Variable Dividend Strategy Subaccount

  ClearBridge Variable Large Cap Value Subaccount

  QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

MFS VARIABLE INSURANCE TRUST – SERVICE CLASS

  Mid Cap Growth Subaccount

  New Discovery Subaccount

  Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II – SERVICE CLASS

  Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. – CLASS I

  VIF Core Plus Fixed Income Subaccount

3

  VIF U.S. Real Estate Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. – CLASS II

  VIF Growth Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST – S CLASS

  AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 2

  TOPS® Managed Risk Balanced ETF Subaccount

  TOPS® Managed Risk Growth ETF Subaccount

  TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

  ON Janus Henderson Forty Subaccount (1)

  ON ICON Balanced Subaccount (1)

  ON Bond Subaccount (1)

  ON Bristol Growth Subaccount (1)

  ON Bristol Subaccount (1)

  ON Bryton Growth Subaccount (1)

  ON Capital Appreciation Subaccount (1)

  ON ClearBridge Small Cap Subaccount (1)

  ON Equity Subaccount (1)

  ON Federated High Income Bond Subaccount (1)

  ON Janus Henderson Enterprise Subaccount (1)

  ON Nasdaq-100® Index Subaccount (1)

  ON Omni Subaccount (1)

  ON Foreign Subaccount

  ON International Equity Subaccount

  ON Risk Managed Balanced Subaccount (1)

  ON S&P 500® Index Subaccount (1)

  ON S&P MidCap 400® Index Subaccount (1)

  ON Janus Henderson Venture Subaccount (1)

  ON Federated Strategic Value Dividend Subaccount (1)

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE SHARES

  CommodityRealReturn® Strategy Subaccount

  Global Bond Opportunities Subaccount (1)

  Global Diversified Allocation Subaccount

  Real Return Subaccount

  Short-Term Subaccount

  Total Return Subaccount

ROYCE CAPITAL FUND – INVESTMENT CLASS

  Micro-Cap Subaccount

4

  Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. – CLASS II

  Jennison 20/20 Focus Subaccount

  Jennison Subaccount

WELLS FARGO VARIABLE TRUST

  Discovery Subaccount

Statement of assets and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (commencement of operations) to December 31, 2018.

FEDERATED INSURANCE SERIES

  Managed Volatility Fund II Service Shares Subaccount

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II Service Shares Subaccount

Statement of assets and contract owners’ equity as of December 31, 2018, and the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year then ended and for the period from April 28, 2017 (commencement of operations) to December 31, 2017.

JANUS INVESTMENT FUND – CLASS S

  Janus Henderson Research Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 28, 2017 (liquidation).

JANUS INVESTMENT FUND – CLASS S

  Janus Subaccount

(1)	See the footnote to the statements of assets and contract owners’ equity for the former name of the subaccount.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2018, 2017 and 2016

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

Report on the Financial Statements

We have audited the accompanying consolidated financial statements of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Mutual Holdings, Inc.) and subsidiaries (collectively, the “Company”), which comprise the consolidated balance sheets as of December 31, 2018 and 2017, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the financial statements).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in accordance with U.S. generally accepted accounting principles.

Columbus, OH

March 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2018 and 2017

(Dollars in thousands, except share amounts)

Assets	2018	2017
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$10,434,702	8,555,786
Fixed maturity securities on loan	303,757	9,419
Equity securities	—	33,639
Trading securities, at fair value:
Fixed maturity securities	850	1,285
Equity securities	—	5
Fixed maturity held-to-maturity securities, at amortized cost	—	1,326,688
Equity securities, at fair value	23,637	—
Equity securities on loan, at fair value	274	—
Mortgage loans on real estate, net	1,257,785	1,208,696
Real estate, net	26,407	24,851
Policy loans	761,014	658,211
Other long-term investments	152,586	112,144
Short-term investments securities lending collateral	313,492	9,681
Short-term investments	117,859	58,069

Total investments	13,392,363	11,998,474
Cash and cash equivalents	148,589	293,383
Accrued investment income	99,989	93,898
Deferred policy acquisition costs	1,719,893	1,576,403
Reinsurance recoverable	3,131,135	2,449,769
Derivative funds withheld due from affiliate	2,707	11,944
Other assets	222,418	262,835
Federal income tax recoverable	30,607	40,310
Assets held in separate accounts	19,489,189	23,611,918

Total assets	$38,236,890	40,338,934

Liabilities and Equity
Future policy benefits and claims	$14,062,251	12,739,820
Policyholders’ dividend accumulations	34,266	36,110
Other policyholder funds	159,798	128,466
Notes payable (net of unamortized discount and debt issuance costs of $3,478 in 2018 and $3,674 in 2017)	307,022	306,825
Deferred federal income taxes	267,567	317,896
Payable to affiliate for derivative funds withheld program	127,849	28,774
Reinsurance funds withheld due to affiliate, net	470,621	—
Other liabilities	395,827	396,076
Payables for securities lending collateral	313,492	9,681
Liabilities related to separate accounts	19,489,189	23,611,918

Total liabilities	35,627,882	37,575,566

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive (loss) income	(14,007)	176,473
Retained earnings	2,324,939	2,288,819

Total stockholder’s equity	2,609,008	2,763,368

Total liabilities and equity	$38,236,890	40,338,934

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Revenues:
Traditional life insurance premiums	$779,789	708,481	565,954
Annuity premiums and charges	335,153	320,036	288,255
Universal life policy charges	142,731	150,626	154,142
Accident and health insurance premiums	21,284	17,994	16,953
Investment management fees	51,450	28,626	16,209
Change in value of trading securities	—	(57)	(42)
Change in value of trading fixed maturity securities	(45)	—	—
Change in value of equity securities	(3,945)	—	—
Net investment income	516,931	480,375	464,058
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	2,312	(4,778)	(826)
Portion of impairment losses recognized in other comprehensive income (loss)	(4,539)	(11,349)	(7,167)

Net other-than-temporary impairment losses on securities recognized in earnings	(2,227)	(16,127)	(7,993)
Realized gains, excluding other-than-temporary impairment losses on securities	3,570	2,595	6,249

Total investment gains (losses)	1,343	(13,532)	(1,744)
Derivative instruments	(10,643)	(14,868)	(23,264)
Other income	105,366	102,054	98,376

	1,939,414	1,779,735	1,578,897

Benefits and expenses:
Benefits and claims	1,126,302	1,163,955	290,449
Provision for policyholders’ dividends on participating policies	108,640	97,540	85,725
Amortization of deferred policy acquisition costs	137,970	159,620	189,825
Commissions, net	180,124	167,313	136,221
Other operating costs and expenses	301,799	246,160	237,180

	1,854,835	1,834,588	939,400

Income (loss) before income taxes	84,579	(54,853)	639,497

Income taxes:
Current benefit	(7,985)	(30,393)	(7,354)
Deferred (benefit) expense	(199)	(270,182)	166,999

	(8,184)	(300,575)	159,645

Net income	$92,763	245,722	479,852

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Before tax	Tax (expense) benefit	After tax
2018

Net income	$			92,763
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		2,871	(603)	2,268
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(296,690)	59,452	(237,238)
Deferred acquisition costs		80,543	(16,914)	63,629
Future policy benefits and claims		9,297	(1,952)	7,345
Other policyholder funds		(17,990)	3,778	(14,212)
Less:
Net gains on securities available-for-sale realized during the period		14,555	(3,057)	11,498
Amortization of pension and other post-retirement benefits		(3,270)	687	(2,583)

Total other comprehensive loss		(233,254)	46,131	(187,123)

Total comprehensive loss				$(94,360)

2017
Net income	$			245,722
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(3,621)	(4,326)	(7,947)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		94,525	16,448	110,973
Deferred acquisition costs		(26,819)	(3,331)	(30,150)
Future policy benefits and claims		(2,833)	(341)	(3,174)
Other policyholder funds		8,863	(617)	8,246
Less:
Net gains on securities available-for-sale realized during the period		16,121	(3,385)	12,736
Amortization of pension and other post-retirement benefits		(3,176)	667	(2,509)

Total other comprehensive income including tax reform adjustment		57,170	10,551	67,721
Stranded tax effects of the tax reform rate change, net[1]		—	(34,165)	(34,165)

Total other comprehensive income		57,170	(23,614)	33,556

Total comprehensive income				$279,278

2016
Net income	$			479,852
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(10,599)	3,710	(6,889)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		49,667	(17,476)	32,191
Deferred acquisition costs		(5,038)	1,763	(3,275)
Future policy benefits and claims		(1,198)	419	(779)
Other policyholder funds		8,885	(3,110)	5,775
Less:
Net gains on securities available-for-sale realized during the period		5,574	(1,951)	3,623
Amortization of pension and other post-retirement benefits		(2,691)	942	(1,749)

Total other comprehensive income		38,834	(13,685)	25,149

Total comprehensive income				$505,001

1. As a result of the Tax Cuts and Jobs Act (tax reform) and in conjunction with the adoption of Accounting Standards Update (ASU) 2018-02, Income Statement – Reporting Comprehensive Income, Reclassifications of Certain Tax Effects from Accumulated Other Comprehensive Income, the Company applied new tax rates to the components of Other Comprehensive Income driven by the change in Accumulated Other Comprehensive Income and identified the stranded tax effects of the tax reform rate change in a single line in this table. See Note 4.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity
Balance, December 31, 2015	$10,000	288,076	83,603	1,742,410	2,124,089
Dividends to stockholder	—	—	—	(75,000)	(75,000)
Comprehensive income:
Net income	—	—	—	479,852	479,852
Other comprehensive income	—	—	25,149	—	25,149

Total comprehensive income					505,001

Balance, December 31, 2016	10,000	288,076	108,752	2,147,262	2,554,090
Tax reform adjustment	—	—	34,165	(34,165)	—
Dividends to stockholder	—	—	—	(70,000)	(70,000)
Comprehensive income:
Net income	—	—	—	245,722	245,722
Other comprehensive income	—	—	33,556	—	33,556

Total comprehensive income					279,278

Balance, December 31, 2017	10,000	288,076	176,473	2,288,819	2,763,368
Impact of adoption of ASU 2016-01*	—	—	(3,357)	3,357	—
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	92,763	92,763

Other comprehensive loss	—	—	(187,123)	—	(187,123)

Total comprehensive loss					(94,360)

Balance, December 31, 2018	$10,000	288,076	(14,007)	2,324,939	2,609,008

*See Note 3 for futher detail.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018	2017	2016
Cash flows from operating activities:
Net income	$	92,763	245,722	479,852
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities		391	172	934
Proceeds from sale of equity trading securities		5	—	—
Interest credited to policyholder account values		238,527	225,658	224,183
Universal life and investment-type product policy fees		(406,714)	(399,096)	(381,643)
Capitalization of deferred policy acquisition costs		(200,028)	(231,846)	(244,760)
Amortization of deferred policy acquisition costs		137,970	159,620	189,825
Amortization and depreciation		10,386	11,817	7,499
Net realized losses on investments and derivative instruments		9,300	28,400	25,008
Change in value of trading securities		—	57	42
Change in value of trading fixed maturity securities		45	—	—
Change in value of equity securities		3,945	—	—
Deferred federal income tax (benefit) expense		(199)	(270,182)	166,999
Increase in accrued investment income		(6,091)	(3,668)	(3,455)
Decrease (increase) in derivative funds withheld due from affiliate		9,237	(3,271)	364
(Increase) decrease in other assets and reinsurance recoverable		(695,506)	102,822	(741,721)
Increase in policyholder liabilities		684,048	532,138	687,910
Increase in policyholders’ dividend accumulations and other funds		25,689	13,542	5,812
Increase (decrease) in federal income tax recoverable		9,703	(21,737)	(9,081)
Increase (decrease) in payable to affiliate for derivative funds withheld program		99,075	(87,045)	(33,747)
Increase in reinsurance funds withheld due to affiliate, net		494,826	—	—
Increase in other liabilities		10,100	103,226	51,101
Other, net		(3,267)	(6,406)	372

Net cash provided by operating activities		514,205	399,923	425,494

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities		311,832	172,026	145,018
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities		1,006,631	790,736	606,275
Proceeds from sale of equity securities		6,740	15,055	7,888
Proceeds from maturity of fixed maturity held-to-maturity securities		—	47,749	35,800
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities		—	71,456	75,974
Proceeds from repayment of mortgage loans on real estate		195,319	205,000	195,250
Proceeds from sale of real estate		—	—	436
Cost of fixed maturity available-for-sale securities acquired		(2,499,152)	(1,515,212)	(1,486,153)
Cost of equity securities acquired		(78)	(3,028)	(6,428)
Cost of fixed maturity held-to-maturity securities acquired		—	(172,597)	(185,231)
Cost of mortgage loans on real estate acquired		(244,352)	(254,894)	(183,395)
Cost of real estate acquired		(3,116)	(11)	—
Cost of property, plant and equipment acquired		(652)	—	—
Derivative payments, net		(38,201)	(15,057)	(15,735)
Change in payables for securities lending collateral, net		303,811	(264,799)	84,323
Net increase in short-term investments		(59,789)	(3,983)	(15,216)
Change in policy loans, net		(102,803)	(84,336)	(73,678)
Change in payable for securities and mortgage loans on real estate		(17,787)	—	—
Company owned life insurance settlement proceeds		98	—	—
Change in other invested assets, net		(11,945)	(51,370)	(38,583)

Net cash used in investing activities		(1,153,444)	(1,063,265)	(853,455)

6	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows (Continued)

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Cash flows from financing activities:
Universal life and investment product account deposits	1,806,166	1,853,270	2,302,207
Universal life and investment product account withdrawals	(948,060)	(1,367,630)	(1,805,519)
Dividends paid to parent	(60,000)	(70,000)	(75,000)
Change in other financing activities	150	—	—

Net cash provided by financing activities	798,256	415,640	421,688

Net increase (decrease) in cash and cash equivalents	159,017	(247,702)	(6,273)

Cash and cash equivalents, beginning of period	303,064	550,766	557,039

Cash and cash equivalents, end of period	$462,081	303,064	550,766

Supplemental disclosures:
Federal income tax paid (received)	$17,396	9,491	(196)
Interest paid on notes payable	22,019	22,011	22,011
Reinsurance funds withheld embedded derivative liability change	(13,654)	—	—

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as “ONLIC” or the “Company.”

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Sunrise Captive Re, LLC (“SUNR”), a special purpose financial captive, approved as a captive reinsurer by the State of Ohio on January 9, 2019, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health (disability) insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offered a full range of life, disability, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. The Company announced on September 6, 2018 that it will exclusively focus on growing its life insurance and disability insurance product lines going forward. The decision follows a comprehensive strategic review of the Company’s businesses, taking into account the continuously changing regulatory landscape, the sustained low interest rate environment, and the increasing cost of doing business, as well as growth opportunities and the Company’s competitive strengths. Effective September 15, 2018, the Company is no longer accepting applications for annuities or new retirement plans, while continuing to service and support existing clients in both product lines.

In 2018, the Company offered certain variable annuity policyholders with the guaranteed minimum income benefit (“GMIB”) rider the opportunity to exchange that policy and associated rider for a fixed indexed annuity policy with an enhanced guaranteed lifetime withdrawal benefit (“GLWB”) rider. More than $500,000 in account value was exchanged under this program.

Additionally, in late 2018 and into 2019, the Company offered to buy-back certain variable annuity policies from policyholders with the GMIB rider. Through December 31, 2018, the Company paid more than $50,000 related to the buy-back, which is included in benefits and claims on the corresponding statements of income.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

NSLAC is licensed in 17 states and the District of Columbia and services an existing portfolio of variable annuity products. Effective March 16, 2018, NSLAC no longer actively markets or issues new individual variable annuity business, which currently represents the majority of NSLAC’s inforce contracts and policies.

ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies. SUNR was capitalized in 2018 with the intent of reinsuring certain annuity contracts beginning in early 2019.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and add on payments made to variable annuity contracts on behalf of ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

In accordance with adoption of ASU 2014-09 (see note 3s (ASU 2014-09)), revenue included under Topic 606 earned by the broker dealer operations, which is based on agreed upon commission rates, is recognized when the respective broker dealer entity’s performance obligation is satisfied. For fees paid up front, the performance obligation is the sale of the contract and as such, is fulfilled on the trade date. Certain variable commission revenue is considered constrained within Topic 606, as it is dependent on the account value at future points in time as well as the length of time and whether the policy remains in force, all of which are highly susceptible to factors outside the Company’s influence. The constraint is overcome when the account value and investor activities are known, usually monthly, at which point the revenue is recognized. The broker dealer operations had no remaining performance obligations to satisfy related to revenue from contracts with customers as of December 31, 2018.

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments and valuation of embedded derivatives. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims, other policyholder funds and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity. Effective January 1, 2018, the Company reclassified all equity securities available-for-sale to equity securities, at fair value as a result of the adoption of Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). See Note 7 for further information.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Fixed maturity and equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income. Effective January 1, 2018, the Company reclassified all equity securities classified as trading to equity securities, at fair value as a result of the adoption of ASU 2016-01. See Note 7 for further information.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. In 2018, the Company reclassified all fixed maturity held-to-maturity securities as available-for-sale. See Note 7 for further information.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 16 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company investment, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for real estate held for investment is 39 years and the estimated useful life for building improvements is 5 to 15 years. Real estate, net also includes land which is carried at cost.

The Company occupies less than 50% of buildings held for company investment.

The cost basis of the real estate and building improvements was $25,258 and $22,142 at December 31, 2018 and 2017, respectively. Accumulated depreciation was $4,103 and $2,542 at December 31, 2018 and 2017, respectively. Related depreciation expense was $991, $764 and $492 for the years ended December 31, 2018, 2017 and 2016, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $5,252 at December 31, 2018 and 2017.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

Other Long Term Investments

Venture capital partnerships are carried on the equity method basis.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging (“ASC 815”). The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the remaining derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchased a foreign currency swap that meets the criteria for hedge accounting as a cash flow hedge. The swap instrument is carried at estimated fair value in other long-term investments or other liabilities. Changes in the estimated fair value of the swap are recorded in other comprehensive income in the consolidated balance sheets.

The Company sold variable annuities and fixed indexed annuities, issues certain insurance products and investment contracts, and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

The Company also entered into a coinsurance with funds withheld reinsurance agreement with SYRE in early 2018 which resulted in an embedded derivative under ASC 815. The embedded derivative is carried at estimated fair value and reported in Reinsurance funds withheld due to affiliate, net in the consolidated

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

balance sheets. The change in estimated fair value is reported in Derivative instruments in the consolidated statements of income.

(e)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including securities lending collateral and reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.3%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.0% or in excess of 15.0% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception; and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company accounts for such agreements using deposit accounting. See Note 11 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $3,131,135 and $2,449,769 as of December 31, 2018 and 2017, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(h)	Equipment and Computer Software and Hardware

Equipment and tenant improvements, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 3 to 20 years for equipment. The cost basis of the equipment was $26,617 and $29,722 at December 31, 2018 and 2017, respectively. Accumulated depreciation of equipment was $19,185 and $18,545 at December 31, 2018 and 2017, respectively. Related depreciation expense was $1,755, $2,056 and $1,416 for the years ended December 31, 2018, 2017 and 2016, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 2 to 10 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $2,339 and $2,261 at December 31, 2018 and 2017, respectively. Accumulated amortization of computer software and hardware was $2,284 and $1,920 at December 31, 2018 and 2017, respectively. Related amortization expense was $364, $301 and $1,132 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $130 and $88 of capital projects in process recorded in other assets at December 31, 2018 and 2017, respectively.

(i)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Goodwill and intangible assets are assets acquired by the Company as a result of acquisitions in prior years of the NSLAC entity. The Company has $560 of goodwill recorded in other assets at December 31, 2018 and 2017, respectively.

Goodwill is not amortized, but is evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2018 annual impairment tests, the Company concluded that the estimated fair value of the goodwill was in excess of its carrying value and, therefore, not impaired.

The Company has $191 and $195 of intangible assets recorded in other assets on the balance sheets at December 31, 2018 and 2017, respectively, related to insurance licenses acquired with the purchase of NSLAC by the Company in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact NSLAC’s ability to do business in the New York or New Jersey markets. In 2018, the Company evaluated and concluded that its intangible assets had a useful life that was determinable and began amortizing the assets over that life. The Company amortized $4 for the year ended December 31, 2018.

(j)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(k)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies, guaranteed investment contracts and fixed indexed annuities.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Universal life insurance products include universal life, variable universal life, indexed universal life and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

The following table illustrates the revenue recognized from contracts with customers reported in investment management fees, net investment income and other income on the consolidated statements of income, and the timing of revenue recognition, for the year ending December 31, 2018:

December 31, 2018	Registered investment and variable contracts	General securities	Fee based and other	Total
Revenues from contracts with customers
Other income	$61,298	2,334	13,503	77,135
Net investment income	-	-	29	29
Investment management fees	-	-	51,450	51,450

Total revenue from contracts with customers	$61,298	2,334	64,982	128,614

Timing of revenue recognition
Satisfaction of performance obligation:
Transferred at a point in time	$61,298	2,334	64,982	128,614

Total revenue from contracts with customers	$61,298	2,334	64,982	128,614

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(m)	Other Income

The Company earns sales load fees on the sale of ONLAC variable universal life contracts by unrelated third party brokers through various subsidiaries. The Company also earned sales load fees on variable, fixed and fixed indexed annuity contracts. Sales load fees are recognized as revenue when earned. Additionally, the Company and its subsidiaries sold registered investment products and variable contracts sponsored by unaffiliated parties.

(n)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, fixed deferred annuities, fixed indexed annuities, group annuities, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

Liabilities for disability income policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued. Liabilities for disability income policies on claims are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates, depending on the year the claim was incurred.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The Company also issued nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

The Company refers to the total of the five types issued with variable annuity contracts and fixed indexed annuity contracts, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization, as well as the index crediting feature within the fixed indexed annuity contracts. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(o)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 13.1%, 12.3% and 11.3% of the Company’s ordinary life insurance in force as of December 31, 2018, 2017 and 2016, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable statutory surplus. The aggregate amount of policyholder dividends is related to

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(p)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. United States Department of the Treasury (“Treasury”) regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb capital losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act. See Note 4 for a description of the new tax law.

(q)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(s)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In February 2018, the Company early adopted ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This guidance gives financial statement preparers an option to reclassify stranded tax effects within AOCI to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The guidance also requires disclosure of (1) a description of the accounting policy for releasing income tax effects from AOCI, (2) whether the company elected to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act, and (3) information about the other income tax effects that are reclassified. The

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Company chose to early adopt this standard effective for the year ended December 31, 2017. As a result of adoption, ($34,165) was reclassified from AOCI to retained earnings.

In January 2018, the Company adopted ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This guidance requires that an employer report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. This guidance defines in substance nonfinancial assets, and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash. This guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance did not impact the Company’s consolidated financial statements, except for expanded disclosures.

In January 2018, the Company adopted ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

disclosed for financial instruments measured at amortized cost. The Company adopted the standard using a modified retrospective approach. The adoption of the standard resulted in a reclassification of approximately $4,249, pre-tax, $3,357, net of tax as of December 31, 2018, from accumulated other comprehensive income to retained earnings.

Financial assets identified in other assets		Carrying amount

Accounts receivable due from external parties	$	7,154	Carrying value approximates fair value

Annuity Rider Charges Receivable (1)		122,657	Carrying value approximates fair value

Goodwill (1)		751	See Note 3

Property and fixed assets (1)		7,618	See Note 3

Due and uncollected premium (1)		30,615	Carrying value approximates fair value

Other (2)		53,623	Carrying value approximates fair value

Total other assets	$	222,418

Financial assets identified in other long-
term investments		Carrying amount

Derivative instruments	$	106,904	Carrying value approximates fair value

Receivable for securities		786	Carrying value approximates fair value

Other invested assets		1,570	Carrying value approximates fair value

FHLB common stock (1)		43,326	Amortized cost

Total other long-term investments	$	152,586

Financial liabilities identified in other
liabilities		Carrying amount

Interest payable	$	1,304	Carrying value approximates fair value

Derivative liabilities		2,866	Carrying value approximates fair value

Collateral liabilities		106,880	Carrying value approximates fair value

Capital leases obligations (1)		144	Carrying value approximates fair value

Investments in transit and payable for securities		5,078	Carrying value approximates fair value

Reinsurance payable (1)		99,709	Carrying value approximates fair value

Accrued commissions and expenses (1)		37,584	Carrying value approximates fair value

Pension liability (1)		67,526	Carrying value approximates fair value

Other (2)		74,736	Carrying value approximates fair value

Total other liabilities	$	395,827

(1) This classification is not in the scope of ASU 2016-01, but is presented for reconciliation purposes to agree to the balance sheet caption.

(2) Some items in these categories are not in the scope of ASU 2016-01, but are presented for reconciliation purposes to agree to the balance sheet caption.

Effective January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers and applies primarily to commissions, advisory fees and sales loads earned by the

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Company’s broker dealer operations, as Topic 606 specifically excludes insurance contracts from its scope. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. In adopting the standard, the Company recognized approximately $17,000 in sub-advisory fees as a portion of other operating costs and expenses for the year ended December 31, 2018 (gross basis), where in previous years they were reported as part of investment management fees (net basis).

In January 2017, the Company adopted ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. The guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity (“VIE”) by changing how a reporting entity that is the controlling decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2017, the Company adopted ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements.

In January 2016, the Company adopted ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts. This guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs were not affected by this guidance. The adoption of this guidance changed the presentation of the Company’s debt issuance costs from other assets to notes payable in the Company’s consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

In January 2016, the Company adopted ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

Future Adoption of New Accounting Pronouncements

In October 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance of Variable Interest Entities, effective for fiscal years beginning after December 15, 2019 for public business entities. The guidance amends previous issued guidance for determining whether an indirect interest held through a related party is a VIE. It is anticipated this guidance will result in more decision makers not consolidating VIEs. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In October 2018, the FASB issued ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (“SOFR”) Overnight Index Swap (“OIS”) Rate as a Benchmark Interest Rate for Hedge Accounting, effective for fiscal years beginning after December 15, 2018 for public business entities. The guidance adds the OIS rate based on the SORF as a U.S. benchmark interest rate to facilitate the LIBOR to SOFR transition required under ASU 2017-12. Early adoption is permitted if a company has already adopted ASU 2017-12. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, effective for fiscal years ending after December 15, 2019 for public business entities. This guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). This guidance requires a customer in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. The guidance also requires the customer to expense the capitalized implementation costs of a hosting arrangement that is a service

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

contract over the term of the hosting arrangement. Early adoption is permitted. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-14, Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans, effective for fiscal years ending after December 15, 2020 for public business entities. This guidance removes disclosures that are no longer considered cost beneficial, clarifies the specific requirements of disclosures, and adds disclosure requirements identified as relevant. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements except for changes to disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, effective for fiscal years beginning after December 15, 2019 for public business entities. This guidance modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, by removing, modifying and adding certain disclosures associated with fair value measurements. Early adoption is permitted. Management does not expect this guidance will have a material impact on the consolidated financial statements except for changes to disclosures.

In August 2018, the FASB issued ASU 2018-12, Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The new guidance is effective for fiscal years beginning after December 15, 2020. Early adoption is permitted. This new guidance impacts existing recognition, measurement, presentation, and disclosure requirements for long-duration insurance contracts issued by an insurance entity. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements, but expects it to be material.

The FASB has issued the following guidance associated with Leases: ASU 2019-01, Leases (Topic 842): Codification Improvements (March 2019), ASU 2018-20, Leases (Topic 842): Narrow Scope Improvements for Lessors (December 2018), ASU 2018-11, Leases (Topic 842): Targeted Improvements (July 2018), and ASU 2016-02, Leases, (Topic 842) (February 2016), effective for public companies for fiscal years beginning after December 15, 2018. This guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management is in the process of assessing the impact that this guidance may have on the consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance refines, expands and simplifies hedge accounting for financial and nonfinancial risk. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance requires premium on callable debt securities to be amortized to the earliest call date. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment, effective for annual periods beginning after January 1, 2020, which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

The FASB has issued guidance on measurement of credit losses on financial instruments: ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses (November 2018) and ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (June 2016). The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses will be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through March 27, 2019, the date that the consolidated financial statements were available to be issued.

The buy-back program mentioned in Note 1 produced over $100,000 of expense for the year 2019 through March 27, 2019.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act (the “Act”). Under FASB ASC Topic 740, Income Taxes, the effects of new

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

legislation are recognized upon enactment, which, for federal legislation, is the date the President signs a bill into law.

The Act reduces the corporate income tax rate to 21 percent (previously 35 percent), effective January 1, 2018, for all corporations. The effects of the new legislation are recognized by adjusting the Company’s deferred tax assets (“DTAs”) and/or deferred tax liabilities (“DTLs”) as of December 31, 2017. The effects of changes in tax laws or rates on DTAs or DTLs are allocated to continuing operations and are reflected in the tax rate reconciliation in Note 14.

The Company made an election to reclassify the income tax effects of the Act from AOCI to retained earnings in its 2017 consolidated financial statements. The reclassification only includes impacts of the tax rate change from 35% to 21%. The Company’s policy was to reclassify the full impact in the first year. There was no valuation allowance associated with these AOCI balances.

See Note 14 for disclosures relating to taxes in the consolidated financial statements.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies, their products, and how those products may be sold. Changes in these laws and regulations may affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 13% of total individual annuity reserves as of December 31, 2018 and 2017. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to, requiring collateral to support ceded reserves and following up on any outstanding balances with reinsurance companies.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans and the credit quality of reinsurers and derivative counterparties, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders as well as fixed indexed annuity and indexed universal life contracts. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post- retirement benefits	Future policy benefits and claims	Other policyholder funds	Deferred acquisition costs	Unrealized gains (losses)		Total
December 31, 2016	$(23,615)	(4,345)	5,775	(41,613)	172,550		108,752
Other comprehensive (loss) income before reclassifications	(7,947)	(3,174)	8,246	(30,150)	110,973		77,948
Amounts reclassified from accumulated other comprehensive income	2,509	-	-	-	(12,736)		(10,227)

Change	(5,438)	(3,174)	8,246	(30,150)	98,237		67,721

December 31, 2017	$(29,053)	(7,519)	14,021	(71,763)	270,787		176,473
Other comprehensive income (loss) before reclassifications	2,268	7,345	(14,212)	63,629	(240,595)	*	(181,565)
Amounts reclassified from accumulated other comprehensive income (loss)	2,583	-	-	-	(11,498)		(8,915)

Change	4,851	7,345	(14,212)	63,629	(252,093)		(190,480)

December 31, 2018	$(24,202)	(174)	(191)	(8,134)	18,694		(14,007)

*The impact of adoption of ASU 2016-01 results in a difference of $3,357, net of tax, between other comprehensive (loss) income before reclassifications in this table and the securities available-for-sale on the statement of consolidated statement of comprehensive income (loss).

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Details about accumulated other comprehensive income (loss) components	2018	2017	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	128	Other operating costs and expenses
Actuarial losses	(3,398)	(3,304)	Other operating costs and expenses

	(3,270)	(3,176)	Income (loss) before income taxes
	687	667	Income tax current benefit

	(2,583)	(2,509)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	14,555	16,121	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,057)	(3,385)	Income tax current benefit

	11,498	12,736	Net gain

Total reclassification for the year	$8,915	10,227	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

●

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, exchange traded derivatives, and embedded derivatives associated with coinsurance funds withheld agreements.

●

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, private placement, equity, derivative, securities lending collateral and cash equivalent securities.

●

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, embedded derivatives associated with fixed indexed annuity contracts, and reinsurance contracts and embedded derivatives associated with living benefit contracts.

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2018:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Assets	Level 1	Level 2	Level 3	Total
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,746	52,925	—	69,671
Obligations of states and political subdivisions	—	1,085,301	—	1,085,301
Debt securities issued by foreign governments	—	33,194	—	33,194
Corporate	—	6,812,323	16,295	6,828,618
Asset-backed	—	1,426,902	19,262	1,446,164
Mortgage-backed	—	1,262,448	13,063	1,275,511
Trading securities:
Fixed maturity securities:
Corporate	—	808	—	808
Asset-backed	—	42	—	42
Equity securities	591	23,320	—	23,911
Other long-term investments:
Derivative assets:
Equity futures	5,679	—	—	5,679
Currency futures	1,227	—	—	1,227
Equity put options	—	57,604	—	57,604
Equity index call options	—	9,221	—	9,221
Swap	—	736	—	736
Swaptions	—	32,437	—	32,437
Short-term investments securities lending collateral	—	313,492	—	313,492
Short-term investments	117,859	—	—	117,859
Cash and cash equivalents	148,589	—	—	148,589
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,280,905	1,280,905
GLWB reinsurance contracts	—	—	20,032	20,032
GMAB reinsurance contracts	—	—	2,537	2,537
GMAB/GMWB embedded derivatives [1]	—	—	603	603
Assets held in separate accounts	19,489,189	—	—	19,489,189

Total assets	$19,779,880	11,110,753	1,352,697	32,243,330

Liabilities
GMAB/GMWB embedded derivatives	—	—	2,566	2,566
GMAB/GMWB reinsurance contracts [1]	$—	—	540	540
GLWB embedded derivatives [2]	—	—	20,032	20,032
Fixed indexed annuity embedded derivatives[3]	—	—	73,240	73,240
Reinsurance funds withheld embedded derivative	(13,653)	—	—	(13,653)
Derivative liabilities:
Currency futures	2,866	—	—	2,866

Total liabilities	$(10,787)	—	96,378	85,591

[1]	All GMAB “W” riders. The balances were negative and thus reclassified as an asset and liability, respectively.
[2]	Relates to variable annuity GLWB riders only.
[3]	Represents embedded derivative portion of fixed indexed annuity base contracts only.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2017:

Assets	Level 1	Level 2	Level 3	Total

Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,235	50,174	—	65,409
Obligations of states and political subdivisions	—	1,028,841	—	1,028,841
Debt securities issued by foreign governments	—	17,870	—	17,870
Corporate	—	5,108,379	4,962	5,113,341
Asset-backed	—	1,160,618	14,924	1,175,542
Mortgage-backed	—	1,156,669	7,533	1,164,202
Equity securities	2,969	30,670	—	33,639
Trading securities:
Fixed maturity securities:
Corporate	—	1,201	—	1,201
Asset-backed	—	81	—	81
Mortgage-backed	—	3	—	3
Equity securities	5	—	—	5
Other long-term investments:
Derivative assets:
Equity futures	2,632	—	—	2,632
Equity put options	—	770	—	770
Equity index call options	—	12,911	—	12,911
Swap	—	435	—	435
Swaptions	—	47,099	—	47,099
Short-term investments securities lending collateral	—	9,681	—	9,681
Short-term investments	36,569	21,500	—	58,069
Cash and cash equivalents	245,413	47,970	—	293,383
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,187,888	1,187,888
GLWB reinsurance contracts	—	—	16,550	16,550
GMAB/GMWB embedded derivatives[1]	—	—	31,727	31,727
Assets held in separate accounts	23,611,918	—	—	23,611,918

Total assets	$23,914,741	8,694,872	1,263,584	33,873,197

Liabilities
GMAB/GMWB reinsurance contracts[1]	$—	—	28,589	28,589
GLWB embedded derivatives	—	—	16,550	16,550
Derivative liabilities:
Equity futures	8,798	—	—	8,798
Currency futures	3,914	—	—	3,914
Equity put options	—	1,614	—	1,614
Swap	—	21,490	—	21,490

Total liabilities	$12,712	23,104	45,139	80,955

[1]	All GMAB riders. The balances were negative and thus reclassified as an asset and liability, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2018, 82.9% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 17.1% from the Company’s internal pricing.

At December 31, 2017, 83.4% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 16.6% from the Company’s internal pricing.

Derivative instruments - The Company enters into derivative transactions comprised of equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets and liabilities. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts, commercial paper and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets and commercial paper is considered to be a Level 2 asset.

Reverse repurchase agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash and considered to be Level 2 assets. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2017, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,000 recorded as cash and cash equivalents on the consolidated balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on the Company’s behalf was $2,040 at December 31, 2017 which has not been recorded on our consolidated balance sheets. The Company did not have any reverse repurchase agreements as of December 31, 2018.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100%

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Fixed indexed annuity embedded derivatives - The Company’s fixed indexed annuity contracts include embedded derivatives which are measured at estimated fair value separate from the host fixed indexed annuity contract. These embedded derivatives are estimated using the option budget method. The option budget rate is used as the best estimate of the future values of the index credits. The embedded derivative incorporates the excess cash flows, or those cash flows that represent the value of the indexes in excess of guarantee values. These cash flows are then discounted using the risk free rates plus a nonperformance risk spread, adjusted for margins.

Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

Other significant inputs to the valuation model for these derivatives include capital market assumptions, such as interest rate, equity indices, and volatility surface values, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

Since many of the assumptions utilized in the valuation of these reserves are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 liabilities.

A portion of the Company’s fixed indexed annuity contracts are reinsured on a 100% coinsurance with funds withheld basis with a related party and, as a result, the reinsurance arrangement results in an embedded derivative valued under ASC 815. The embedded derivative is measured at fair value and is determined similar to a total return swap with a floating interest rate leg. Since the valuation of this embedded derivative is based on the performance of the assets backing the funds withheld obligation, which are observable, it is classified as a Level 1 liability.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Investments			Other assets	Reinsurance recoverable
Assets	Corporate	Asset - backed	Mortgage - backed	GMAB/ GMWB embedded derivatives[3]	GMIB reinsurance	GLWB reinsurance	GMAB reinsurance	Total assets
December 31, 2016	$1,974	61,142	5,776	1,367	1,309,900	19,129	5,860	1,405,148

Net investment gains (losses):

In earnings (realized and unrealized)[1]	(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)

Unrealized in OCI[2]	113	(533)	52	-	-	-	-	(368)

Purchases	-	-	7,511	-	-	-	-	7,511
Settlements	-	(2,372)	(23)	-	-	-	-	(2,395)
Transfers into Level 3	4,857	13,871	-	-	-	-	-	18,728
Transfers out of Level 3	(1,974)	(56,831)	(5,776)	-	-	-	-	(64,581)

December 31, 2017	4,962	14,924	7,533	31,727	1,187,888	16,550	-	1,263,584

Net investment gains (losses):

In earnings (realized and unrealized)[1]	(1,721)	(255)	(23)	(31,124)	93,017	3,482	2,537	65,913

Unrealized in OCI[2]	(731)	(279)	(100)	-	-	-	-	(1,110)

Purchases	4,264	11,000	7,405	-	-	-	-	22,669
Settlements	(524)	(2,673)	(1,752)	-	-	-	-	(4,949)
Transfers into Level 3	15,007	5,097	-	-	-	-	-	20,104
Transfers out of Level 3	(4,962)	(8,552)	-	-	-	-	-	(13,514)

December 31, 2018	$16,295	19,262	13,063	603	1,280,905	20,032	2,537	1,352,697

Change in unrealized gains (losses):
Still held at December 31:
2017	$(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)

2018	$2	(247)	(23)	(31,124)	93,017	3,482	2,537	67,644

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.

[3]	GMAB “W” rider liabilities reclassed as assets due to negative liability balances.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Future policy benefits and claims
Liabilities	GMAB/ GMWB reinsurance contracts	GMAB/ GMWB embedded derivatives	GLWB embedded derivatives	Fixed indexed annuity embedded derivatives	Total liabilities
December 31, 2016	$—	(5,831)	(19,129)	—	(24,960)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	(28,589)	5,831	2,579	—	(20,179)

December 31, 2017	(28,589)	—	(16,550)	—	(45,139)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	28,049	(2,566)	(3,482)	(73,240)	(51,239)

December 31, 2018	$(540)	(2,566)	(20,032)	(73,240)	(96,378)

Change in unrealized gains (losses):
Still held at December 31:
2017	$(28,589)	5,831	2,579	—	(20,179)

2018	$28,049	(2,566)	(3,482)	(73,240)	(51,239)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Assets/liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$	6,290	Market pricing	Market prices	6 - 79	74	Increase

Reinsurance recoverable:
GMIB reinsurance contracts		1,280,905	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.3% - 7.6%	*	Decrease
				duration 11+	3.6% - 6.6%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
				Sys with rates (%Rollup)	90% - 100%	*	Increase
				Sys with utilization	0% - 16%	*	Increase
				IB utilization	0.5% - 75%	*	Increase
Non-performance risk
				(Credit Spread)	0.67% - 1.09%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

GLWB reinsurance contracts		20,032	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.2% - 16.8%	*	Decrease
				duration 11+	7.0% - 8.6%	*	Decrease
				Non-Sys with rates (%AV)	0%	*	Decrease
				Sys with rates (%MAW)	90% - 100%	*	Increase
				Sys with utilization	0% - 30%	*	Increase
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

GMAB reinsurance contracts		2,537	# Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Assets (cont.):
GMAB/GMWB embedded derivatives[1]		603	Stochastic actuarial model	Mortality rates ages 0-59 ages 60+	0 - 0.5% 0.3% - 100%	* *	Decrease Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.86% - 1.27%	*	Decrease
				Equity market volatility	13.6% - 20.8%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives		2,566	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

GMAB/GMWB reinsurance contracts[1]	$	540	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Liabilities (cont.)
GLWB embedded derivatives	20,032	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

Fixed indexed annuity embedded derivatives	73,240	Option budget method	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.5% - 12.0%	*	Decrease
			duration 11+	4.0% - 12.0%	*	Decrease

			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90%	*	Decrease
			Sys with utilization	0% - 30%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 2.6%	*	Decrease
Equity market volatility
			surface rates	5.0% - 20.2%	*	Increase

[1]	GMAB “W” riders reclassed.
[2]	Sys = Systematic

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2017
Assets:
Reinsurance recoverable:
GMIB reinsurance contracts	1,187,888	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease

Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
Non-performance risk
			(Credit Spread)	0.13% - 0.30%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB reinsurance contracts	16,550	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GMAB/GMWB embedded derivatives[1]	31,727	# Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2017
Liabilities:
GMAB/GMWB reinsurance contracts	$28,589	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB embedded derivatives	16,550	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

1     GMAB riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.

2     Sys = Systematic

* The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2018
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$15,007	4,962
Asset-backed	5,097	8,552

2017
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$4,857	1,974
Asset-backed	13,871	56,831
Mortgage-backed	—	5,776

During the years ended December 31, 2018 and 2017, the Company transferred investments totaling $20,104 and $18,728, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2018 and 2017, the Company transferred investments totaling $13,514 and $64,581, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2018 or 2017. There were no transfers out of Level 1 in 2018 or 2017.

Fair Value Measurement on a Nonrecurring Basis

In 2018 and 2017, the Company impaired zero and three fixed maturity held-to-maturity securities, respectively, resulting in a nonrecurring fair value measurement of those securities. During 2018, the Company did not impair any mortgage loans on real estate. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the year ended December 31, 2017. There were no assets measured at fair value on a nonrecurring basis for the year ended December 31, 2018.

	Level 1	Level 2	Level 3	Total	Total realized losses
2017
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	750	750	13,050

Total assets	$—	—	750	750	13,050

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2018
Assets:
Mortgage loans on real estate	1,257,785	1,251,295	—	—	1,251,295
Policy loans	761,014	821,808	—	—	821,808
Liabilities:
Investment contracts	2,776,189	3,483,350	—	3,483,350	—
Policyholders’ dividend accumulations and other policyholder funds	194,064	194,064	194,064	—	—
Notes payable	307,022	382,015	—	382,015	—

2017
Assets:
Fixed maturity held-to-maturity securities	$1,326,688	1,367,996	—	1,358,383	9,613
Mortgage loans on real estate	1,208,696	1,217,721	—	—	1,217,721
Policy loans	658,211	722,934	—	—	722,934
Liabilities:
Investment contracts	2,816,506	3,471,943	—	3,471,943	—
Policyholders’ dividend accumulations and other policyholder funds	164,576	164,576	164,576	—	—
Notes payable	306,825	406,024	—	406,024	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturity and equity securities (for 2017 only, per ASU 2016-01) by sector as of December 31 is as follows:

	2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$65,644	4,405	(378)	69,671	—
Obligations of states and political subdivisions	1,064,963	28,205	(7,867)	1,085,301	—
Debt securities issued by foreign governments	34,772	18	(1,596)	33,194	—
Corporate	6,823,876	170,780	(166,038)	6,828,618	—
Asset-backed	1,437,644	17,746	(9,226)	1,446,164	(2,828)
Mortgage-backed	1,280,718	16,271	(21,478)	1,275,511	(21,542)

Total fixed maturity securities	$10,707,617	237,425	(206,583)	10,738,459	(24,370)

Trading securities:
Fixed maturity securities:
Corporate	$798	10	—	808	—
Asset-backed	42	—	—	42	—

Total fixed maturity securities	$840	10	—	850	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$59,484	6,000	(75)	65,409	—
Obligations of states and political subdivisions	989,467	42,598	(3,224)	1,028,841	—
Debt securities issued by foreign governments	17,838	126	(94)	17,870	—
Corporate	4,824,513	306,427	(17,599)	5,113,341	—
Asset-backed	1,164,853	15,366	(4,677)	1,175,542	(4,968)
Mortgage-backed	1,149,079	26,176	(11,053)	1,164,202	(24,880)

Total fixed maturity securities	$8,205,234	396,693	(36,722)	8,565,205	(29,848)

Equity securities	$31,625	2,560	(546)	33,639	—

Trading securities:
Fixed maturity securities:
Corporate	$1,149	52	—	1,201	—
Asset-backed	79	2	—	81	—
Mortgage-backed	3	—	—	3	—

Total fixed maturity securities	$1,231	54	—	1,285	—

Equity securities	$5	—	—	5	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$6,778	597	—	7,375	—
Obligations of states and political subdivisions	1,395	270	—	1,665	—
Debt securities issued by foreign governments	1,000	45	—	1,045	—
Corporate	1,302,593	47,217	(7,684)	1,342,126	—
Asset-backed	14,922	863	—	15,785	—

Total held-to-maturity	$1,326,688	48,992	(7,684)	1,367,996	—

During the third quarter of 2018, the Company changed the classification of its entire portfolio of held-to-maturity securities to available-for-sale. The Company’s intent previously was to hold these securities to maturity; however, upcoming changes to the impairment accounting treatment for held-to-maturity securities has caused the Company to re-evaluate its intent, which necessitated the reclassification. During

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

2018, securities with an amortized cost of $1,495,224 and a fair value of $1,492,003 were reclassified to available-for-sale. This resulted in an unrealized loss of $3,221 being recognized in other comprehensive income during the year.

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 97.6% and 96.3% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2018 and 2017, respectively.

Investments with a fair value of $14,518 and $15,592 as of December 31, 2018 and 2017, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2018.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$186,428	188,650	649	656
Due after one year through five years	2,120,103	2,147,581	149	152
Due after five years through ten years	4,051,896	3,989,554	—	—
Due after ten years	4,349,190	4,412,674	42	42

Total	$10,707,617	10,738,459	840	850

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) and equity securities (for 2017 only, per ASU 2016-01) in an unrealized

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

		Less than 12 months		12 months or longer		Total
		Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2018

U.S. Treasury securities and obligations of U.S. government	$	9,211	(157)	3,693	(221)	12,904	(378)
Obligations of states and political subdivisions		150,014	(2,436)	163,405	(5,431)	313,419	(7,867)
Debt securities issued by foreign governments		18,098	(812)	14,078	(784)	32,176	(1,596)
Corporate		2,688,954	(97,480)	959,907	(68,558)	3,648,861	(166,038)
Asset-backed		353,702	(2,931)	289,441	(6,295)	643,143	(9,226)
Mortgage-backed		273,482	(3,503)	457,970	(17,975)	731,452	(21,478)

Total fixed maturity securities		3,493,461	(107,319)	1,888,494	(99,264)	5,381,955	(206,583)

2017
U.S. Treasury securities and obligations of U.S. government	$	4,796	(75)	—	—	4,796	(75)
Obligations of states and political subdivisions		104,823	(1,218)	84,223	(2,006)	189,046	(3,224)
Debt securities issued by foreign governments		12,282	(94)	—	—	12,282	(94)
Corporate		737,553	(8,863)	361,142	(16,420)	1,098,695	(25,283)
Asset-backed		350,465	(2,740)	78,792	(1,937)	429,257	(4,677)
Mortgage-backed		230,063	(1,719)	277,866	(9,334)	507,929	(11,053)

Total fixed maturity securities		1,439,982	(14,709)	802,023	(29,697)	2,242,005	(44,406)
Equity securities		2,974	(50)	438	(496)	3,412	(546)

Total	$	1,442,956	(14,759)	802,461	(30,193)	2,245,417	(44,952)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Unrealized losses	Less than 12 months	12 months or longer	Total	Number of securities
2018
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(157)	(221)	(378)	13
Obligations of states and political subdivisions	(2,436)	(5,431)	(7,867)	138
Debt securities issued by foreign governments	(812)	(784)	(1,596)	7
Corporate	(95,277)	(63,270)	(158,547)	1,868
Asset-backed	(2,931)	(6,295)	(9,226)	270
Mortgage-backed	(3,503)	(17,975)	(21,478)	259

Below 80%:
Corporate	(2,203)	(5,288)	(7,491)	15

Total	$(107,319)	(99,264)	(206,583)	2,570

2017
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(75)	—	(75)	6
Obligations of states and political subdivisions	(1,218)	(2,006)	(3,224)	86
Debt securities issued by foreign governments	(94)	—	(94)	2
Corporate	(8,863)	(16,420)	(25,283)	551
Asset-backed	(2,740)	(1,937)	(4,677)	168
Mortgage-backed	(1,719)	(9,334)	(11,053)	142

Total	$(14,709)	(29,697)	(44,406)	955

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio, and for equity securities, an assessment of near-term recovery and whether the security will recover its amortized cost basis in a reasonable period of time.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income. For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income.

For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2018 and 2017 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2017 to December 31, 2018 due to wider credit spreads and higher U.S. Treasury yields. Additionally, unrealized losses increased in certain industry sectors (i.e. energy, oil) due to overall sector declines in value and not issuer-specific credit deterioration. Accordingly, no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2018	2017
Commercial mortgage loans	$1,260,939	1,211,727
Valuation allowance	3,154	3,031

Net carrying value	$1,257,785	1,208,696

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 14.0% as of December 31, 2018 and 2017.

As of December 31, 2018, loans in the states of Ohio and Texas exceeded 10.0% of the total loan portfolio and had carrying values of $175,360 and $157,754, respectively. As of December 31, 2017, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $159,940 and $129,322, respectively.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,529 and $2,464 in 2018 and 2017, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

		DSC
LTV		Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2018
0% - 50%	$	252,703	82,336	148,964	140,563	39,084	10,882	674,532
50% -60%		11,851	27,190	71,426	91,782	51,540	6,463	260,252
60% -70%		-	23,587	46,620	62,611	45,473	10,660	188,951
70% -80%		-	-	978	56,453	24,159	19,241	100,831
80% and greater		-	-	2,043	7,801	11,714	11,661	33,219

Total	$	264,554	133,113	270,031	359,210	171,970	58,907	1,257,785

2017
0% - 50%	$	256,710	95,425	182,903	128,189	43,759	5,011	711,997
50% -60%		4,671	34,001	65,316	69,723	32,013	1,884	207,608
60% -70%		274	4,390	91,629	63,733	45,052	1,815	206,893
70% -80%		-	-	-	25,209	27,134	7,609	59,952
80% and greater		-	-	-	3,394	6,915	11,937	22,246

Total	$	261,655	133,816	339,848	290,248	154,873	28,256	1,208,696

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2018 or 2017.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2018	2017
Beginning balance	$3,031	2,941
Provision	123	124
Charge-offs	-	(34)

Ending balance	$3,154	3,031

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing

2018	$2,138	-	-	2,138	1,255,647	1,257,785	-

2017	$2,413	-	-	2,413	1,206,283	1,208,696	-

Performance, Impairment and Foreclosures

At December 31, 2018 and 2017, the Company had no mortgage loans in the process of foreclosure. There were no mortgage loan write-downs in 2018, 2017 or 2016.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The Company had no mortgage loans on nonaccrual status as of December 31, 2018 and 2017.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2018
With an allowance recorded:
Commercial mortgages	$1,342	1,342	-	1,412	99

2017
With an allowance recorded:
Commercial mortgages	$1,482	1,482	-	1,875	119

In 2018 and 2017, the Company sold no mortgage loans to ONFS.

The Company has a mortgage loan receivable from ONFS of $23,257 and $24,002 as of December 31, 2018 and 2017, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2018	2017
FHLB common stock	$43,326	43,300
Derivative instruments	106,904	63,847
Receivable for securities	786	4,997
Other invested assets	1,570	—

Total	$152,586	112,144

In 2017, the Company sold 2017-2018 New Market Tax Credits associated with venture capital partnerships for proceeds of $2,367. There was a net loss realized on the sale of $723.

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts.

Securities Lending

As of December 31, 2018 and 2017, the Company received $313,492 and $9,681, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

lending as of December 31, 2018 and 2017. As of December 31, 2018 and 2017, the Company had loaned securities with a fair value of $304,031 and $9,419, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale and equity securities.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

		Investment income
		2018	2017	2016
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$	437,253	350,008	334,206
Equity securities		—	2,347	4,150
Fixed maturity trading securities		68	88	105
Fixed maturity held-to-maturity securities		3,080	59,923	63,182
Equity securities		3,891	—	—
Mortgage loans on real estate		61,071	62,945	65,402
Real estate		1,932	2,349	3,150
Policy loans		35,038	29,020	25,975
Short-term investments		8,880	5,959	2,429

Total gross investment income		551,213	512,639	498,599

Interest expense		(22,216)	(22,207)	(22,207)
Other investment expenses		(12,066)	(10,057)	(12,334)

Net investment income	$	516,931	480,375	464,058

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2018	2017	2016
Securities available-for-sale:
Fixed maturity securities	$1,280	(755)	3,981
Equity securities	—	1	382
Fixed maturity trading securities	1	5	16
Fixed maturity held-to-maturity securities	—	(12,479)	(6,025)
Equity securities	185	—	—
Mortgage loans on real estate	—	(459)	(318)
Derivative instruments	(10,643)	(14,868)	(23,264)
Long-term	—	245	(128)

Total realized losses on investments	(9,177)	(28,310)	(25,356)
Change in allowances for mortgage loans on real estate	(123)	(90)	348

Net realized losses on investments*	$(9,300)	(28,400)	(25,008)

* Includes realized losses on derivatives which are presented separately on the statements of income

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $2,227, $16,127 and $7,993 for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, fixed maturity securities with a carrying value of $84,582, which had a cumulative write-down of $22,288 due to OTTI, remained in the Company’s investment portfolio.

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Total OTTI	Recognized in OCI	Recognized in earnings
2018
Fixed maturity securities:
Obligations of states and political subdivisions	$878	878	—
Corporate	1,722	—	1,722
Asset-backed	(1,703)	(1,835)	132
Mortgage-backed	(3,209)	(3,582)	373

Total other-than-temporary impairment losses	$(2,312)	(4,539)	2,227

2017
Fixed maturity securities:
Obligations of states and political subdivisions	$1,272	443	829
Corporate	15,298	—	15,298
Asset-backed	(11,126)	(11,126)	—
Mortgage-backed	(666)	(666)	—

Total other-than-temporary impairment losses	$4,778	(11,349)	16,127

2016
Corporate	$6,560	—	6,560
Asset-backed	(4,867)	(4,917)	50
Mortgage-backed	(867)	(2,250)	1,383

Total other-than-temporary impairment losses	$826	(7,167)	7,993

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2018	2017	2016
Cumulative credit loss, beginning of year	$32,069	60,666	57,290
New credit losses	1,172	12,248	6,803
Change in credit losses on securities included in the beginning balance	1,055	3,879	1,190

Subtotal	34,296	76,793	65,283
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	12,008	44,724	4,617

Cumulative credit loss, end of year	$22,288	32,069	60,666

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2018	2017	2016
Proceeds from the sale and maturity	$937,255	674,250	524,075

Gross realized gains on the sale and maturity	$6,471	12,638	6,507

Gross realized losses on the sale and maturity	$(4,513)	(10,029)	(2,003)

Prior to the reclassification of all fixed maturity held-to-maturity securities during 2018, the Company could only sell securities classified as held-to-maturity if the Company became aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes.. The Company sold zero, one and one held-to-maturity securities in 2018, 2017 and 2016, respectively. Proceeds from the sale of those securities were $0, $6,000 and $4,150 in 2018, 2017 and 2016, respectively. There were net losses realized on the sale of those securities of $0, $0 and $850 in 2018, 2017 and 2016, respectively.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2018	2017	2016
Securities available-for-sale:
Fixed maturity securities	$(329,129)	81,577	47,762
Equity securities	—	(358)	(1,866)

Change in net unrealized gains	$(329,129)	81,219	45,896

The following table summarizes the unrealized gains and losses recognized during the year ended December 31, 2018 on equity securities still held at December 31, 2018:

		2018
Net gains and losses recognized during the period on equity securities	$	(2,633)
Less: Net gains and losses recognized during the period on equity securities sold during the period		(1,312)

Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting date	$	(3,945)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	Change
Securities available for sale	$30,842	359,971	(329,129)
Impact of adoption of ASU 2016-01	—	2,014	(2,014)
Unrealized losses related to closed block	(8,124)	(26,086)	17,962
Unrealized (losses)/gains on derivatives	(373)	(295)	(78)
Unrealized gains on other invested assets	—	2,236	(2,236)
Future policy benefits and claims	(220)	(9,517)	9,297
Other policyholder funds	(242)	17,748	(17,990)
Deferred policy acquisition costs	(10,296)	(90,839)	80,543
Deferred federal income tax provision	(6,965)	(54,386)	47,421

Net unrealized gains	$4,622	200,846	(196,224)

	2017	2016	Change
Securities available for sale	$361,985	280,766	81,219
Unrealized losses related to closed block	(26,086)	(20,995)	(5,091)
Unrealized (losses)/gains on derivatives	(295)	(335)	40
Unrealized gains on other invested assets	2,236	—	2,236
Future policy benefits and claims	(9,517)	(6,684)	(2,833)
Other policyholder funds	17,748	8,885	8,863
Deferred policy acquisition costs	(90,839)	(64,020)	(26,819)
Deferred federal income tax provision	(54,386)	(69,930)	15,544

Net unrealized gains	$200,846	127,687	73,159

	2016	2015	Change
Securities available for sale	$280,766	234,870	45,896
Unrealized losses related to closed block	(20,995)	(19,611)	(1,384)
Unrealized (losses)/gains on derivatives	(335)	84	(419)
Future policy benefits and claims	(6,684)	(5,486)	(1,198)
Other policyholder funds	8,885	—	8,885
Deferred policy acquisition costs	(64,020)	(58,982)	(5,038)
Deferred federal income tax provision	(69,930)	(53,477)	(16,453)

Net unrealized gains	$127,687	97,398	30,289

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, interest rate swaptions and equity swaps to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB and in fixed indexed annuity and indexed universal life products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

In December 2018, the Company replaced the interest rate swaptions used in its interest rate hedging program. Each swaption consists of a 5 year option to enter into an interest rate swap on the 10 year swap rate. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In October 2018, the Company purchased equity index put options to replace existing futures used to hedge the equity risk embedded in the variable annuity guarantees. One year S&P 500, Russell 2000, and NASDAQ 100 options were purchased. The Company continues to hold futures to hedge the foreign indices and currency exposure in the variable annuity guarantees. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In April 2018, the Company entered into S&P 500, Russell 2000, and Nasdaq 100 total return swap agreements. The swap was terminated in July 2018 and resulted in a loss of $32MM. In July of 2018, the company entered into S&P 500, Russell 2000, and Nasdaq 100 total return swap agreements that were terminated in October 2018 and resulted in a gain of $19.6MM. Since the transactions above do not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In October 2016, the Company entered into an equity index call option agreement. Under this agreement, three equity index call options will be purchased monthly. The S&P 500 and Russell 2000 options are one year call spread options. The custom Barclays instrument is a three year call. Starting in May 2018, the Company began purchasing one year calls for the custom Barclay instrument as well. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders and fixed indexed annuities which include index features in excess of their guaranteed minimum values.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated balance sheets:

		December 31
Derivatives not designated as hedging instruments under ASC 815	Balance sheet location	2018 Fair value	2018 Notional Amount	2017 Fair value	2017 Notional Amount
Asset derivatives:
Equity futures	Other long-term investments	$5,679	244,536	2,632	110,563
Currency futures	Other long-term investments	1,227	30,689	—	—
Equity put options	Other long-term investments	57,604	870,360	770	90,949
Equity index call options	Other long-term investments	9,221	1,841,661	12,911	550,919
Cross currency swaps	Other long-term investments	736	9,038	435	9,038
Swaptions	Other long-term investments	32,437	2,600,000	47,099	4,870,000
GMIB reinsurance contracts	Reinsurance recoverable	1,280,905	n/a	1,187,888	n/a
GLWB reinsurance contracts	Reinsurance recoverable	20,032	n/a	16,550	n/a
GMAB reinsurance contracts	Reinsurance recoverable	2,537	n/a	—	n/a
GMAB/GMWB embedded derivatives[1]	Other assets	603	n/a	31,727	n/a

Total		$1,410,981	5,596,284	1,300,012	5,631,469

Liability derivatives:
GLWB embedded derivatives (variable annuity)	Future policy benefits and claims	$20,032	n/a	16,550	n/a
GMAB/GMWB embedded derivatives	Future policy benefits and claims	2,566	n/a	—	n/a
GMAB/GMWB reinsurance contracts[1]	Future policy benefits and claims	540	n/a	28,589	n/a
Fixed indexed annuity embedded derivatives[2]	Future policy benefits and claims	73,240	n/a	—	n/a
Equity futures	Other liabilities	—	—	8,798	691,976
Currency futures	Other liabilities	2,866	265,613	3,914	328,277
Equity put options	Other liabilities	—	—	1,614	1,326,558
Equity swaps	Other liabilities	—	—	21,490	509,883

Total		$99,244	265,613	80,955	2,856,694

[1]	All GMAB/GMWB “W” riders. These balances were negative and thus reclassified as an asset and liability, respectively.
[2]	Represents embedded derivative portion of the fixed indexed annuity base contracts only. There are no embedded derivatives in fixed indexed GLWB riders.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2018	2017	2016
Currency futures[1]	Net realized gains (losses): derivative instruments	$(1,619)	(1,731)	2,118
Equity futures[1]	Net realized gains (losses): derivative instruments	4,016	(14,295)	(17,426)
Equity put options	Net realized gains (losses): derivative instruments	(44)	(411)	(744)
Equity index call options	Net realized gains (losses): derivative instruments	(10,192)	4,764	21
Equity swaps	Net realized gains (losses): derivative instruments	(1,797)	2,175	215
Swaptions	Net realized gains (losses): derivative instruments	(14,661)	(5,370)	(7,448)
FIA exchange embedded derivative	Net realized gains (losses): derivative instruments	13,654	—	—
GMIB reinsurance contracts	Benefits and claims	93,017	(122,012)	625,953
GMAB/GMWB embedded derivatives	Benefits and claims	(31,124)	30,360	1,367
GMAB reinsurance contracts	Benefits and claims	2,537	(5,860)	(6,949)
GMAB/GMWB embedded derivatives	Benefits and claims	(2,566)	5,831	6,969
GMAB/GMWB reinsurance contracts	Benefits and claims	28,049	(28,589)	—
GLWB reinsurance contracts	Benefits and claims	3,482	(2,579)	(55,243)
GLWB embedded derivatives	Benefits and claims	(3,482)	2,579	55,243
Fixed indexed annuity embedded derivatives[2]	Benefits and claims	(73,240)	—	—

Total		$6,030	(135,138)	604,076

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]

The amounts recorded in benefits and claims reflect the change in the excess of fair value over account value. The reserve held as of December 31, 2017 was account value and therefore there was no income impact.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records and requiring collateral for all derivatives in accordance with the International Swaps and Derivatives Association and Credit Support Annex (“ISDA”/“CSA”) agreements in place with all of our counterparties. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2018 and 2017, a non-affiliated reinsurer held assets in trust with an estimated fair value of $891,834 and $838,861, respectively, and a letter of credit of $299,602 and $169,757, respectively. As of December 31, 2018 and 2017, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,406 and $7,289, respectively, a letter of credit of $935,000 and $400,000, respectively, and funds withheld assets of $127,849 and $28,774.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Balance - beginning of year	$1,576,403	1,539,379
Acquisition costs deferred	200,028	231,846
Amortization	(137,082)	(168,003)
Unrealized investment (losses) gains	80,544	(26,819)

Balance - end of year	$1,719,893	1,576,403

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 71.3% and 72.8% of the total liability for future policy benefits as of December 31, 2018 and 2017, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.3%, 3.3% and 3.4% for the years ended December 31, 2018, 2017 and 2016, respectively. Approximately 33.7% and 39.0%, as of December 31, 2018 and 2017, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2018 and 2017, this reserve balance was $50,590 and $35,694, respectively.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs. The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Variable Annuity Riders

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The GLWB may also contain a step-up feature which preserves potential market gain by ratcheting up to the contract value, if higher, on each anniversary. If the contract has both a roll-up and step-up feature, the GLWB base will be the greater of: 1) the GLWB base on the previous anniversary plus any additional purchase payments; 2) the step-up base; or 3) the roll-up base.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018
		Death benefits	Living benefits

		GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$	6,304,533	-	-	3,189,635
Separate account value	$	5,948,929	-	-	3,186,119
Net amount at risk [1]	$	57,674	-	-	1,488
Weighted average attained age of contract holders		68	-	-	66

Return of net deposits accrued at a stated rate
Total account value	$	845,451	-	-	8,489
Separate account value	$	832,660	-	-	6,819
Net amount at risk [1]	$	229,320	-	-	149
Weighted average attained age of contract holders		73	-	-	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$	2,549,366	6,891,179	8,452,408	-
Separate account value	$	2,535,941	6,782,520	8,443,673	-
Net amount at risk [1]	$	126,254	-	-	-
Weighted average attained age of contract holders		69	68	67	-

Return of highest anniversary value
Total account value	$	9,192,906	-	-	-
Separate account value	$	8,972,703	-	-	-
Net amount at risk [1]	$	411,649	-	-	-
Weighted average attained age of contract holders		67	-	-	-

Total
Total account value	$	18,892,256	6,891,179	8,452,408	3,198,124
Separate account value	$	18,290,233	6,782,520	8,443,673	3,192,938
Net amount at risk [1]	$	824,897	-	-	1,637
Weighted average attained age of contract holders		68	68	67	66

1 Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2017
		Death benefits	Living benefits
		GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$	7,643,732	-	-	3,815,603
Separate account value	$	7,243,415	-	-	3,810,456
Net amount at risk [1]	$	7,909	-	-	24
Weighted average attained age of contract holders		67	-	-	65

Return of net deposits accrued at a stated rate
Total account value	$	1,057,359	-	-	11,670
Separate account value	$	1,042,084	-	-	10,658
Net amount at risk [1]	$	161,863	-	-	22
Weighted average attained age of contract holders		72	-	-	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$	3,292,975	9,235,705	9,676,154	-
Separate account value	$	3,278,408	9,118,959	9,650,000	-
Net amount at risk [1]	$	87,897	-	-	-
Weighted average attained age of contract holders		69	67	66	-

Return of highest anniversary value
Total account value	$	10,933,569	-	-	-
Separate account value	$	10,679,974	-	-	-
Net amount at risk [1]	$	10,107	-	-	-
Weighted average attained age of contract holders		67	-	-	-

Total
Total account value	$	22,927,635	9,235,705	9,676,154	3,827,273
Separate account value	$	22,243,881	9,118,959	9,650,000	3,821,114
Net amount at risk [1]	$	267,776	-	-	46
Weighted average attained age of contract holders		67	67	66	65

1 Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2018 and 2017.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

		2018	2017
Mutual funds:
Bond	$	5,164,084	6,166,729
Equity		12,308,626	15,140,251
Money market		817,523	936,901

Total	$	18,290,233	22,243,881

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

		GMDB	GMIB	GLWB	GMAB
Balance at December 31, 2016	$	35,423	(899,857)	65	(1,396)

Incurred claims		8,238	5,091	-	137
Paid claims		(8,238)	(5,091)	-	(137)
Other [1]		5,992	157,244	37	(1,741)

Balance at December 31, 2017	$	41,415	(742,613)	102	(3,137)

Incurred claims		8,691	6,237	25	42
Paid claims		(8,691)	(6,237)	(25)	(42)
Other [1]		4,906	301	454	3,103

Balance at December 31, 2018	$	46,321	(742,312)	556	(34)

1 The components that make up the Other line item above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The reserve balances in the above table include reserves for both direct and reinsurance ceded balances. As of December 31, 2018, direct G reserves were $1,073,644, ceded G reserves were $1,769,113 and net G reserves were $(695,469). As of December 31, 2017, direct G reserves were $860,818, ceded G reserves were $1,565,051 and net G reserves were $(704,233). The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

Fixed Indexed Annuity Riders

GLWB Riders

Certain fixed indexed annuity contracts include a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. There are two versions of GLWB rider offered: a single life GLWB with the annuitant as the covered person, and a joint life GLWB with the annuitant and the annuitant’s spouse as the covered persons.

The rider provides for a guaranteed payment of the maximum allowable withdrawal (“MAW”) each index year during the lifetime withdrawal period. Such guaranteed withdrawals may start any time after the annuitant/youngest covered spouse reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant/youngest covered spouse attains a higher age band before the guarantee is elected.

At the policy’s initial sweep date, the GLWB base is set at the amount of the purchase payments. After the initial sweep date, the GLWB base will be the greatest of the step-up GLWB base and the annual credit GLWB base. On each anniversary of the initial sweep date, except under excess withdrawal, the step-up GLWB base is equal to the greater of the GLWB base on the prior day, and the then current contract value, after deducting any applicable charges for the contract and credited interest. The annual credit base is the GLWB base just prior to the index year processing, plus the annual credit calculation base just prior to index processing, multiplied by an index or bonus credit rate. Upon a step-up, the annual credit calculation base will reset to the contract value at the time of step-up.

For the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California, the Company offered an exchange program, which provided certain variable annuity policyholders with a GMIB rider the opportunity to exchange the policy and associated rider for a fixed indexed annuity policy with an enhanced GLWB rider. The notable difference of the enhanced GLWB rider is the calculation of the initial GLWB benefit base. At the policy’s initial sweep date, the GLWB base is set to equal the contract value on the sweep date multiplied by the GLWB enhancement percentage, which is set based on the ratio of GMIB benefit base to AV at the time of exchange. After the initial sweep date, the GLWB base will be the greatest of the step-up GLWB base and the annual credit GLWB base.

For these GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

annuity period, and comparing this to the expected value of assessments for the contract, where assessments are contract fees and interest margins. Liabilities are accrued as a proportion to the accumulated assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate.

The reserve balances, net of reinsurance, for fixed indexed annuity contracts with guarantees were $669 and $0 as of December 31, 2018 and 2017, respectively. The components that make up the reserve include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings, and market factors.

The total account value, net of reinsurance, of the fixed indexed annuities was over $500,000. The account value, net of reinsurance, specific to the GLWB riders was over $50,000 as of December 31, 2018.

As of December 31, 2018, direct G reserves were $6,360, ceded G reserves were $5,691 and net G reserves were $669.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 16%, 17% and 19% of gross earned life and accident and health premiums during 2018, 2017 and 2016, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $276,138 and $311,234 as of December 31, 2018 and 2017, respectively.

Reinsurance agreements that do not transfer significant insurance risk are recorded using deposit accounting. The Company enters into such agreements with an unaffiliated reinsurer. Effective April 1, 2016, the Company entered into an agreement to cede certain whole life blocks of business written between January 1, 2016 and December 31, 2016. Effective January 1, 2017, the Company entered into an additional agreement to cede certain whole life blocks of business written between January 1, 2017 and December 31, 2017. Effective October 1, 2017, these agreements were amended and restated to combine the previous treaties from 2014 through 2016, and add 2017 as well as 2018 prospectively. This combined treaty is accounted for using deposit accounting.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

At the inception of each of these deposit accounting agreements, a risk charge liability was recorded in other liabilities on the consolidated balance sheets, with a corresponding risk charge expense recorded in other operating expenses on the consolidated statements of income. The risk charge liabilities and expenses related to these agreements were $2,022, $1,405 and $275 at and as of December 31, 2018, 2017 and 2016, respectively.

Effective December 31, 2018, the Company entered into an agreement to cede its quota share of the net liability on certain term life policies issued between June 4, 2007 through December 31, 2017, and in force as of the effective date. This treaty is accounted for using deposit accounting. The risk charge liabilities and expenses related to this agreement will settle quarterly, beginning March 31, 2019.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMIB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed above. Effective January 2018, the Company ceded 100% of the fixed indexed annuities exchange program business and associated GLWB riders to SYRE.

The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO. ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies to MONT. ONLAC cedes certain term life policies to KENW and CMGO. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede term life policies on a yearly renewable term basis to ONLIC.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018	2017	2016
Direct premiums	$	982,192	912,370	802,858
Reinsurance assumed - external		1,219	1,363	1,593
Reinsurance assumed - intercompany		238,704	234,812	311,233
Reinsurance ceded - external		(182,338)	(187,258)	(221,544)
Reinsurance ceded - intercompany		(238,704)	(234,812)	(311,233)

Net premiums earned	$	801,073	726,475	582,907

Variable Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 recorded as other assets on the consolidated balance sheets.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

established a cost of reinsurance asset from this treaty addendum for $32,019 recorded as other assets on the consolidated balance sheets.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 recorded as other assets on the consolidated balance sheets.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see Note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded variable annuity business to SYRE were as follows for the years ended December 31:

		2018	2017	2016
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$	162,386	166,296	161,362
Net realized gains (losses):
Derivative instruments:
FWH under reinsurance		28,867	(276,426)	(205,752)
Benefits and claims:
Benefits incurred		8,040	6,475	14,788

Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$	447,472	335,188	353,627
Cost of reinsurance, 2010 activity		47,068	53,416	58,548
Cost of reinsurance, 2011 activity		26,907	30,514	33,588
Cost of reinsurance, 2013 activity		5,866	6,423	6,875
Policy and contract claims		699	408	340
Payable to afiiliate for derivative funds withheld program:
FWH under reinsurance:
Margin account and put options		122,906	26,271	102,379
Unrealized gains (losses) derivative instruments		4,942	2,503	13,440
Other liabilities:
Premiums payable		13,060	13,987	13,697

Fixed Indexed Annuity Reinsurance Agreements with SYRE

Effective January 2018, the Company entered into a 100% coinsurance funds withheld reinsurance agreement with SYRE to reinsure the exchange program fixed indexed annuities and associated GLWB riders offered to certain policyholders of variable annuities with the GMIB rider. This exchange program was available for the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California.

Amounts in the accompanying financial statements related to ceded fixed indexed annuity business to SYRE were as follows for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018
Consolidated Statements of Income:
Net realized (losses):
Derivative instruments:
FWH under reinsurance	$	(24,205)
Benefits and claims:
Benefits incurred		5,729

Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$	512,689
Cost of reinsurance, 2018 activity		3,799
Payable to afiiliate for derivative funds withheld program:
FWH under reinsurance:
Due to affiliate, net		470,621
Other liabilities:
Premiums payable		684

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

		2018	2017
Surplus notes
6.875% fixed rate due 2042	$	247,393	247,203
5.000% fixed rate due 2031		3,979	3,939
5.800% fixed rate due 2027		5,883	5,869
8.500% fixed rate due 2026		49,767	49,814

Total notes payable	$	307,022	306,825

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5.000% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.800% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.500% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

Interest Expense

Total interest expense, including amortization of debt discounts and issuance costs, on all obligations was $22,207, $22,207 and $22,207 during the years ended December 31, 2018, 2017, and 2016, respectively. There was no interest paid to ONFS in 2018, 2017 or 2016. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023.

ONFS utilized $810,000 and $400,000 of this facility as of December 31, 2018 and 2017, respectively, to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

In December 2018, ONFS entered into a $50,000, 364-Day letter of credit facility with a bank in order to finance and to support the reserve requirements of SYRE. The Company is the only beneficiary of the related letters of credit. ONFS utilized $50,000 of this facility as of December 31, 2018 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

In December 2018, ONFS entered into a $150,000, 364-Day letter of credit facility with two banks in order to finance and to support the reserve requirements of SYRE and the Company (related to NSLAC). The Company and NSLAC are the only beneficiaries of the related letters of credit. ONFS utilized $75,000 of this facility as of December 31, 2018 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

There was no interest or fees paid on these lines of credit in 2018, 2017 and 2016.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(14)	Income Taxes

The provision for income taxes is as follows:

		2018	2017	2016
Current (benefit) expense	$	(7,985)	(30,393)	(7,354)
Deferred (benefit) expense		(199)	(270,182)	166,999

Provision for income taxes	$	(8,184)	(300,575)	159,645

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

		2018	2017	2016
Pre-tax income times U.S. enacted tax rate	$	17,762	(19,199)	223,824
Tax-preferred investment income		(22,579)	(43,093)	(62,022)
Transfer pricing		(6,181)	(5,948)	(6,700)
U.S. Tax reform rate change - Non-equity		—	(203,489)	—
U.S. Tax reform rate change - Equity		—	(34,165)	—
Distribution in excess of subsidiary earnings		—	—	—
Tax contingencies		126	(51)	2,298
Other, net		2,688	5,370	2,245

Provision for income taxes	$	(8,184)	(300,575)	159,645

Effective tax rate		(9.7)%	548.0%	25.0%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

As discussed in Note 4, the United States enacted new tax legislation effective January 1, 2018. The effects of the tax rate change on deferred taxes are reflected in the tax rate reconciliation above. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. income tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. Other material provisions of the U.S. tax reform impacting the Company and not effective until January 1, 2018, include, but are not limited to provisions: 1) reducing the dividends received deduction; 2) increasing the tax deferred acquisition cost rates (Tax DAC); 3) modifying the tax reserve calculation; and 4) eliminating the corporate alternative minimum tax (AMT).

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2018, 2017 and 2016 tax returns, the Company recognized an income tax benefit of $10,169, $35,950 and $28,136, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2018	2017
Deferred tax assets:
Pension and benefit obligations	$13,935	15,480
Future policy benefits	887,007	741,831
Tax credits	40,203	38,585
Other	9,376	925

Total gross deferred tax assets	950,521	796,821
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	950,521	796,821

Deferred tax liabilities:
Investments	3,925	73,222
Deferred policy acquisition costs	261,826	242,255
Reinsurance recoverable	952,044	797,779
Other	293	1,461

Total gross deferred tax liabilities	1,218,088	1,114,717

Net deferred tax liability	$267,567	317,896

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2018 and 2017, the Company had no net capital loss carryforwards or valuation allowances recorded. As of December 31, 2018, the Company has $2,344 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2012-2018. As of December 31, 2018, the Company has tax credit carryforwards of $40,203 expiring in years 2019 through 2038. As of December 31, 2017, the Company had tax credit carryforwards of $34,174 expiring in years 2019 through 2037. As of December 31, 2018, the Company has alternative minimum tax credits of $16,098 that now reside in the current tax receivable as a result of tax reform.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(15)	Pensions and Other Post-Retirement Benefits

a)	Home Office Pension Plan

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2018 and 2017.

b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2018 and 2017.

c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2018 and 2017.

d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2018 and 2017.

e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2018	2017	2018	2017
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$99,168	89,781	6,764	7,918
Service cost	2,412	2,430	43	58
Interest cost	3,994	4,144	261	299
Actuarial loss (gain)	(13,714)	9,214	565	(1,146)
Benefits paid*	(13,793)	(6,401)	(1,327)	(365)

Projected benefit obligation at end of year	$78,067	99,168	6,306	6,764

Accumulated benefit obligation	$67,132	79,743

Change in plan assets:
Fair value of plan assets at beginning of year	$66,944	60,476	—	—
Plan sponsor contribution	—	3,922	—	—
Actual return on plan assets	(5,687)	8,823	—	—
Benefits and expenses paid	(10,554)	(6,277)	—	—

Fair value of plan assets at end of year	$50,703	66,944	—	—

Funded status**	$(27,364)	(32,224)	(6,306)	(6,764)

  * Benefits paid include amounts paid from both funded and unfunded benefit plans.

** Funded status is recorded in other liabilities in the consolidated balance sheets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2018
Projected benefit obligation	$64,093	13,974	78,067
Fair value of plan assets	50,703	—	50,703

Funded status	(13,390)	(13,974)	(27,364)

2017
Projected benefit obligation	$81,710	17,458	99,168
Fair value of plan assets	66,944	—	66,944

Funded status	$(14,766)	(17,458)	(32,224)

	Pension benefits		Other benefits
	2018	2017	2018	2017
Amounts recognized in the balance sheet consist of:
Other liabilities	$(27,364)	(32,224)	(6,306)	(6,764)

Amounts recognized in other comprehensive income (loss) arising during the period consist of the following:

	Pension benefits			Other benefits
	2018	2017	2016	2018	2017	2016
Net actuarial loss	$(3,301)	4,766	9,203	565	(1,146)	1,396

	Pension benefits		Other benefits
	2018	2017	2018	2017
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$29,619	36,289	1,278	742
Prior service credit	—	—	(127)	(255)

Total	$29,619	36,289	1,151	487

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2019 are $2,841 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

2019 are $116 and $(127), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2018	2017	2016
Components of net periodic benefit cost:
Service cost	$2,412	2,430	2,106
Interest cost	3,994	4,144	4,014
Expected return on plan assets	(4,726)	(4,375)	(3,709)
Amortization of net loss/(gain)	3,369	3,265	2,474

Net periodic benefit cost	$5,049	5,464	4,885

	Other benefits
	2018	2017	2016
Components of net periodic benefit cost:
Service cost	$43	59	75
Interest cost	261	299	379
Amortization of prior service cost	(128)	(128)	(128)
Amortization of net loss/(gain)	29	39	345

Net periodic benefit cost	$205	269	671

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2018	2017
Projected benefit obligation	$78,067	17,458
Accumulated benefit obligation	67,132	13,812
Fair value of plan assets	50,703	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

f)     Assumptions

	Pension benefits		Other benefits
	2018	2017	2018	2017
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.15%	4.70%	4.04%	4.53%
Expected long-term return on plan assets	7.50%	7.50%	—	—
Rate of compensation increase	4.12%	4.17%	4.25%	4.25%
Healthcare cost trend rate assumed for next year
Before 65	—	—	7.80%	8.53%
Age 65 and older	—	—	0.70%	1.60%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)
Before 65	—	—	7.70%	7.73%
Age 65 and older	—	—	0.60%	0.80%
Year that the rate reaches the ultimate trend rate	—	—	2023	2020

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.90%	4.15%	4.74%	4.04%
Rate of compensation increase	3.50%	4.16%	3.50%	4.25%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

		1 Percentage point increase	1 Percentage point decrease
Effect on total of 2018 service cost and interest cost	$	25	(21)
Effect on 2018 other post-retirement benefit obligation		452	(392)

g)     Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Level 1	Level 2	Level 3	Total
2018
Bond funds	$17,640	—	—	17,640
Equity funds	33,063	—	—	33,063

Total assets	$50,703	—	—	50,703

2017
Bond funds	$18,496	—	—	18,496
Equity funds	48,448	—	—	48,448

Total assets	$66,944	—	—	66,944

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2018 and 2017.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2018 and 2017, $29,430 and $41,198, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2018	2017
Equity securities	65%	72%
Debt securities	35	28

Total	100%	100%

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

h)	Cash Flows

(i) Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2018 and 2017 was $0. The Plan Sponsor contributed $0 and $3,922 to the qualified pension plan for the years ended December 31, 2018 and 2017, respectively. No contribution to the qualified pension plan is expected for the 2019 plan year.

(ii) Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2019	$5,778	507
2020	8,358	508
2021	6,687	515
2022	7,879	520
2023	7,752	524
2024 – 2028	37,061	2,263

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2018, 2017 and 2016 was $6,868, $6,875 and $7,474, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $2,788, $2,900 and $3,329 in 2018, 2017 and 2016, respectively.

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(16)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018 follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017
Closed Block liabilities:
Future policy benefits and claims	$581,984	599,014
Policyholders’ dividend accumulations	33,633	35,565
Other policyholder funds	9,946	24,391
Deferred federal income taxes	1,706	5,478
Other liabilities	1,329	1,485

Total Closed Block liabilities	$628,598	665,933

Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $420,536 and $378,831 as of December 31, 2018 and 2017, respectively)	$428,660	404,917
Fixed maturity securities held-to-maturity, at amortized cost	—	38,299
Mortgage loans on real estate, net	38,641	47,805
Policy loans	82,788	86,076
Cash and short-term investments	6,071	12,696
Accrued investment income	4,249	4,160
Deferred policy acquisition costs	32,851	35,850
Reinsurance recoverable	895	1,004
Other assets	694	1,138

Total Closed Block assets	$594,849	631,945

Excess of reported Closed Block liabilities over Closed Block assets	$33,749	33,988

Tax reform adjustment	—	3,652

Amounts included in accumulated other comprehensive income:
Unrealized investment gains, net of tax	10,056	28,218
Allocated to policyholder dividend obligation, net of tax	(1,932)	(2,132)

Maximum future earnings to be recognized from Closed Block assets and liabilities	$41,873	63,726

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Change in policyholder dividend obligation:
Balance at beginning of year	$35,565	37,697	39,510
Net unrealized investment activity	(1,932)	(2,132)	(1,813)

Balance at end of year	$33,633	35,565	37,697

Closed Block revenues and expenses:
Traditional life insurance premiums	$18,284	20,101	22,530
Net investment income	28,788	30,318	32,489
Net realized gains (losses) on investments	463	(275)	125
Benefits and claims	(31,104)	(33,082)	(34,262)
Provision for policyholders’ dividends on participating policies	(7,201)	(8,211)	(9,782)
Amortization of deferred policy acquisition costs	(3,015)	(3,028)	(3,075)
Other operating costs and expenses	(1,660)	(1,927)	(2,111)

Income before federal income taxes	4,555	3,896	5,914

Income tax expense	1,382	506	2,308

Closed Block net income	$3,173	3,390	3,606

(17)	Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2018 or 2017. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

practices as of December 31, 2018 or 2017. NSLAC, a New York domiciled life insurance company, does not have any permitted statutory accounting practices as of December 31, 2018 or 2017.

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Surplus and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2018, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2018, the Company’s total adjusted capital and company action level RBC was $1,102,124 and $237,915, respectively, providing an RBC ratio of 463%. Additionally, as of December 31, 2018, the Company’s authorized control level RBC was $118,958.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $(91,843), $48,308 and $(15,535) for the years ended December 31, 2018, 2017 and 2016, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,019,073 and $1,101,550 as of December 31, 2018 and 2017, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the consolidated balance sheets, net of any valuation allowance;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

$102,000 may be paid by ONLIC to ONFS in 2019 without prior approval. Dividends of $60,000, $70,000 and $75,000 were declared and paid by ONLIC to ONFS in 2018, 2017 and 2016, respectively.

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $36,000 may be paid by ONLAC to ONLIC in 2019 without prior approval. ONLAC declared and paid dividends to ONLIC of $27,000, $27,000 and $28,000 in 2018, 2017 and 2016, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2018, 2017 or 2016.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $2,000 may be paid by NSLAC to ONLIC in 2019 without prior approval. No dividends were declared or paid by NSLAC in 2018 or 2017. NSLAC declared and paid dividends to ONLIC of $1,300 in 2016.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2018, 2017 or 2016. No dividends were declared or paid by KENW to ONLIC in 2018, 2017 or 2016.

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $89,500 and $96,733 as of December 31, 2018 and 2017, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(19)	Commitments and Contingencies

In 2018, the Company was named in two threatened class action lawsuits pertaining to the strategic announcements in September 2018. At this time, no classes have been certified. The Company plans to defend these allegations vigorously. At this time, a loss is not probable, nor estimable.

Operating Leases

The Company primarily leases hardware, software, transportation equipment, and real estate. Rent expense on operating leases for the years ended December 31, 2018, 2017 and 2016, was $3,127, $3,112 and $2,921, respectively. The future minimum lease payments under operating leases that have remaining noncancelable lease terms in excess of one year at December 31, 2018, are as follows:

2019	$3,104
2020	3,104
2021	2,352
2022	74
2023	—
Thereafter	—

Total minimum lease payments	$8,634

Capital Leases

The Company currently has lease agreements for office equipment that have been classified as capital leases. The assets are being amortized on a straight-line basis over the assets’ remaining lives. Total accumulated amortization related to these leased assets as of December 31, 2018 was $42. The future minimum lease payments under capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2018, are as follows:

2019	$43
2020	43
2021	43
2022	33
2023	—
Thereafter	—

Total minimum lease payments	162

Less interest on capital leases	(19)

Liability for capitalized leases	$143

The Company was not involved in sale-leaseback transactions during 2018, 2017 or 2016.

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$65,644	69,671	69,671
Obligations of states and political subdivisions	1,064,963	1,085,301	1,085,301
Debt securities issued by foreign governments	34,772	33,194	33,194
Corporate securities	6,823,876	6,828,618	6,828,618
Asset-backed securities	1,437,644	1,446,164	1,446,164
Mortgage-backed securities	1,280,718	1,275,511	1,275,511

Total fixed maturity available-for-sale securities	10,707,617	10,738,459	10,738,459

Equity securities at fair value:
Common stocks:
Industrial, miscellaneous, and all other	1,195	1,918	1,918
Nonredeemable preferred stocks	22,412	21,993	21,993

Total equity securities at fair value	23,607	23,911	23,911

Trading securities:
Bonds:
Corporate securities	798	808	808
Asset-backed securities	42	42	42

Total trading securities	840	850	850

Mortgage loans on real estate, net	1,260,939		1,257,785	[1]
Real estate, net:
Investment properties	30,509		26,407

Total real estate, net	30,509		26,407	[2]

Policy loans	761,014		761,014
Other long-term investments	174,821		152,586	[3]
Short-term investments securities lending collateral	313,492		313,492
Short-term investments	117,859		117,859

Total investments	$13,390,698		13,392,363

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018:
Individual life insurance	$970,716	8,307,363			779,789
Pension and annuities	727,082	5,470,125			24,996
Other insurance	22,095	284,763			21,284
Corporate	—	—			—

Total	$1,719,893	14,062,251			826,069

2017:
Individual life insurance	$836,505	7,665,564			708,481
Pension and annuities	721,943	4,728,213			14,961
Other insurance	17,955	346,043			17,994
Corporate	—	—			—

Total	$1,576,403	12,739,820			741,436

2016:
Individual life insurance	$787,668	6,879,417			565,954
Pension and annuities	735,890	2,411,889			7,027
Other insurance	15,821	2,649,591			16,953
Corporate	—	—			—

Total	$1,539,379	11,940,897			589,934

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2018:
Individual life insurance	$352,016	1,010,177	96,469	131,414
Pension and annuities	174,028	124,851	93,349	303,103
Other insurance	7,011	19,254	2,670	14,355
Corporate	(16,124)	80,660	(54,518)	33,051

Total	$516,931	1,234,942	137,970	481,923

2017:
Individual life insurance	$333,254	949,297	84,638	112,212
Pension and annuities	150,682	116,798	188,846	243,206
Other insurance	7,536	14,801	2,048	10,681
Corporate	(11,097)	180,599	(115,912)	47,374

Total	$480,375	1,261,495	159,620	413,473

2016:
Individual life insurance	$317,337	792,658	98,176	107,220
Pension and annuities	151,378	(29,928)	75,305	244,279
Other insurance	8,001	17,619	1,716	10,293
Corporate	(12,658)	(404,175)	14,628	11,609

Total	$464,058	376,174	189,825	373,401

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

3	Policyholders’ dividends on participating policies are included in Column H amounts.

4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018:
Life insurance in force	$190,625,750	143,598,888	40,012	47,066,874	0.1%

Premiums:
Life insurance	941,288	162,346	847	779,789	0.1%
Pension and annuities	24,996	—	—	24,996	—%
Accident and health insurance	40,904	19,992	372	21,284	1.7%

Total	$1,007,188	182,338	1,219	826,069	0.1%

2017:
Life insurance in force	$186,585,657	78,492,641	48,570	108,141,586	0.0%

Premiums:
Life insurance	875,462	167,922	941	708,481	0.1%
Pension and annuities	14,961	—	—	14,961	—%
Accident and health insurance	36,909	19,336	421	17,994	2.3%

Total	$927,332	187,258	1,362	741,436	0.2%

2016:
Life insurance in force	$178,877,858	77,892,062	57,749	101,043,545	0.1%

Premiums:
Life insurance	768,452	203,583	1,085	565,954	0.2%
Pension and annuities	7,027	—	—	7,027	—%
Accident and health insurance	34,405	17,959	507	16,953	3.0%

Total	$809,884	221,542	1,592	589,934	0.3%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2018:
Valuation allowances – mortgage loans on real estate	$3,031	123	—	—	3,154
2017:
Valuation allowances – mortgage loans on real estate	$2,941	90	—	—	3,031
2016:
Valuation allowances – mortgage loans on real estate	$3,289	(348)	—	—	2,941

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account D

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 1, 2019.

Statements of Assets and Contract Owners’ Equity, December 31, 2018.

Statements of Operations for the Period Ended December 31, 2018.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2018 and 2017.

Notes to the Financial Statements, including Financial Highlights for the Periods Ended December 31, 2018, 2017, 2016, 2015 and 2014.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated March 27, 2019.

Consolidated Balance Sheets, December 31, 2018and 2017.

Consolidated Statements of Income for the Years Ended December 31, 2018, 2017 and 2016.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2018, 2017 and 2016.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2018, 2017 and 2016.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016.

Notes to Consolidated Financial Statements, December 31, 2018, 2017 and 2016.

Financial Statement Schedules, December 31, 2018, 2017 and 2016.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(3) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 21 of Ohio National Variable Account A (File no. 2-91213) on April 25, 1997 and is incorporated by reference herein.

(4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between The Ohio National Life Insurance Company, Ohio National equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(c) Amendment to Participation Agreement between The Ohio National Life insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(d) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(e) Fund Participation Agreement by and among Depositor, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. was filed as Exhibit (8)(e) of Post-Effective Amendment No. 22 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use was filed as Exhibit 99(9) of Post-Effective Amendment No. 27 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 26, 2013 and is incorporated by reference herein.

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
John R. Phillips 651 Country Lane Glencoe, IL 60022	Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director
James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Gary T. Huffman*	Director, Chairman & Chief Executive Officer
Barbara A. Turner*	President & Chief Operating Officer
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer
Christopher J. Calabro*	Senior Vice President & Chief Marketing Office
Stu Cohen*	Senior Vice President & Chief Strategy Officer

Name and Principal Business Address	Position and Offices with Depositor

Rocky Coppola*	Senior Vice President & Chief Financial Officer
John A. DelPozzo*	Senior Vice President, Traditional Distribution
Michael J. DeWeirdt*	Senior Vice President & Chief Product Officer
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Kush V. Kotecha*	Senior Vice President & Chief Corporate Actuary; Appointed Actuary
Raymond D. Spears*	Senior Vice President & Chief Underwriting Officer
David A. Azzarito 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business
Lori A. Landrum*	Senior Vice President & Assistant General Counsel
William C. Price*	Senior Vice President & Assistant General Counsel
Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer
Michael J. Slattery*	Senior Vice President, Information Technology
Peter Whipple*	Senior Vice President, Life Product and Financial Management Illustration Actuary
Jose Berrios 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, Regional Actuary, Latin America
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, National Sales, ONESCO
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Fund Operations
Philip C. Byrde*	Vice President, Fixed Income Securities
Lori Dashewich*	Vice President, Financial Reporting
Thomas J. DeGaetano*	Vice President, Annuity Strategic Business Unit
Scott E. Durkee*	Vice President, Flight Operations, President, ON Flight
Robert K. Gongwer*	Vice President, Taxes

Jill S. Hartmann*	Vice President, Market Development and Communications

Danielle D. Ivory*	Vice President, Insurance Operations
Pamela Kalkhoff*	Vice President, Career Agency Distribution

Name and Principal Business Address	Position and Offices with Depositor

Karl H. Kreunen*	Vice President, Life Product Marketing

Carolyn J. Krisko*	Vice President, Internal Audit
Mark J. Lalli*	Divisional Vice President, Northwest Division

Amy S. Leach*	Vice President, Disability Income Strategic Business

John Maddrill IV*	Vice President, Agency Development
Jennifer Marquino*	Vice President, Head of Valuation, Corporate Actuarial

Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations, President & Chief Executive Officer, ONES
Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture
Angela C. Meehan*	Vice President, Corporate Marketing
Traci Nelson*	Vice President & Program Manager

Hanh T. Nguyen*	Vice President, Actuarial Financial Reporting

Doris L. Paul*	Vice President & Treasurer

Kimberly A. Plante*	Vice President and Counsel
Richard J. Pollard*	Vice President & Disability Income Product Actuary
Gary R. Rodmaker*	Vice President, Fixed Income Securities
Therese R. Rothenberger*	Divisional Vice President, Southeast Division
David E. Spaulding*	Vice President, Financial Reporting

Annette M. Teders*	Vice President, Private Placements
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G. Varland*	Vice President, Enterprise Risk Management

Gwen Vaught*	Vice President, Underwriting

Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources
Nancy M. Westbrock*	Vice President, ONESCO Operations
J. Keith Dwyer*	Chief Compliance Officer, Funds
Joseph M. Fischer*	Assistant Secretary
Bradley Owens*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, SMLLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2019, the Registrant had 15 non-qualified contracts and 64 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Barbara A. Turner	Director

Thomas J. DeGaetano	Vice President, Annuities
Robert K. Gongwer	Vice President & Tax Officer
Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer & Controller
Anthony Harris	Continuing Education Director

Kimberly A. Plante	Secretary

Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$29,676	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2019.

Ohio National Variable Account D
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)

By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President & Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2019.

The Ohio National Life Insurance Company
(Depositor)

By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President & Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Jack E. Brown Jack E. Brown	Director	April 25, 2019
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 25, 2019
____________________ John W. Hayden	Director	April 25, 2019
*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman and Chief Executive Officer (Principal Executive Officer)	April 25, 2019
_____________________ Julie S. Janson	Director	April 25, 2019

*/s/ James F. Orr________ James F. Orr	Director	April 25, 2019

*/s/ John R. Phillips John R. Phillips	Director	April 25, 2019
/s/ Rocky Coppola Rocky Coppola	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2019
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 25, 2019
____________________ James C. Votruba	Director	April 25, 2019
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 25, 2019

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consents of KPMG LLP
99(24)	Powers of Attorney